UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Capital & Income Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	3.3
Ally Financial, Inc.	2.8
JPMorgan Chase & Co.	2.2
Bank of America Corp.	2.2
CSC Holdings LLC	1.9
12.4

Top Five Market Sectors as of October 31, 2020

% of fund's net assets
Energy	11.4
Banks & Thrifts	10.8
Technology	9.1
Telecommunications	7.6
Healthcare	6.5

Quality Diversification (% of fund's net assets)

As of October 31, 2020
BBB	9.7%
BB	25.3%
B	28.4%
CCC,CC,C	8.4%
Not Rated	2.3%
Equities	21.1%
Short-Term Investments and Net Other Assets	4.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2020*
Nonconvertible Bonds	61.2%
Convertible Bonds, Preferred Stocks	0.1%
Common Stocks	21.1%
Bank Loan Obligations	3.8%
Other Investments	9.0%
Short-Term Investments and Net Other Assets (Liabilities)	4.8%

 * Foreign investments - 13.1%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 61.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
Energy - 0.1%
Forum Energy Technologies, Inc. 9% 8/4/25	$13,930	$8,428
Mesquite Energy, Inc. 15% 7/31/23 (a)(b)	2,071	2,071
		10,499
Nonconvertible Bonds - 61.2%
Aerospace - 3.6%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (c)	4,405	4,449
Bombardier, Inc.:
6.125% 1/15/23 (c)	10,610	9,154
7.5% 12/1/24 (c)	8,870	6,675
7.5% 3/15/25 (c)	25,865	18,817
7.875% 4/15/27 (c)	47,400	34,529
BWX Technologies, Inc. 5.375% 7/15/26 (c)	8,510	8,822
Kaiser Aluminum Corp. 4.625% 3/1/28 (c)	11,215	11,047
Moog, Inc. 4.25% 12/15/27 (c)	3,455	3,546
Rolls-Royce PLC 5.75% 10/15/27 (c)	10,870	11,006
Spirit Aerosystems, Inc. 7.5% 4/15/25 (c)	15,000	15,129
TransDigm UK Holdings PLC 6.875% 5/15/26	35,725	35,546
TransDigm, Inc.:
5.5% 11/15/27	96,325	94,037
6.25% 3/15/26 (c)	17,925	18,687
6.375% 6/15/26	61,985	61,811
6.5% 5/15/25	16,505	16,505
7.5% 3/15/27	18,012	18,597
Wolverine Escrow LLC:
8.5% 11/15/24 (c)	21,705	16,903
9% 11/15/26 (c)	22,920	17,484
		402,744
Air Transportation - 1.2%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (c)	1,725	1,596
Delta Air Lines, Inc. 7% 5/1/25 (c)	4,635	5,058
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (c)	48,285	49,004
4.75% 10/20/28 (c)	39,880	40,777
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	3,849	3,641
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23	3,204	2,793
Mileage Plus Holdings LLC 6.5% 6/20/27 (c)	17,715	18,446
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (c)	13,000	13,780
		135,095
Automotive & Auto Parts - 0.2%
Allison Transmission, Inc.:
5% 10/1/24 (c)	11,405	11,507
5.875% 6/1/29 (c)	7,960	8,691
Exide International Holdings LP 10.75% 10/31/21 pay-in-kind (b)(c)(d)	858	798
Exide Technologies:
11% 10/31/24 pay-in-kind (b)(c)(d)(e)	2,145	1,394
11% 10/31/24 pay-in-kind (b)(c)(d)(e)	891	401
		22,791
Banks & Thrifts - 2.8%
Ally Financial, Inc.:
8% 11/1/31	20,638	28,166
8% 11/1/31	206,609	285,054
		313,220
Broadcasting - 1.7%
Netflix, Inc.:
4.875% 4/15/28	23,755	26,717
5.375% 11/15/29 (c)	11,075	12,972
5.875% 11/15/28	64,825	77,453
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (c)	22,300	22,467
5.625% 7/15/27 (c)	23,735	24,744
Sirius XM Radio, Inc.:
5% 8/1/27 (c)	14,525	15,215
5.375% 7/15/26 (c)	11,315	11,784
		191,352
Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	2,325	2,433
James Hardie International Finance Ltd.:
4.75% 1/15/25 (c)	7,815	8,010
5% 1/15/28 (c)	4,136	4,384
Summit Materials LLC/Summit Materials Finance Corp.:
5.125% 6/1/25 (c)	5,095	5,159
5.25% 1/15/29 (c)	10,525	10,841
U.S. Concrete, Inc.:
5.125% 3/1/29 (c)	8,350	8,496
6.375% 6/1/24	1,842	1,888
		41,211
Cable/Satellite TV - 6.1%
Block Communications, Inc. 4.875% 3/1/28 (c)	7,830	8,026
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)	16,515	16,887
4.5% 8/15/30 (c)	21,660	22,499
4.5% 5/1/32 (c)	11,120	11,481
4.75% 3/1/30 (c)	63,365	66,650
5% 2/1/28 (c)	91,490	96,339
5.125% 5/1/27 (c)	69,885	73,379
5.375% 6/1/29 (c)	18,080	19,572
5.5% 5/1/26 (c)	17,605	18,309
5.75% 2/15/26 (c)	20,340	21,086
5.875% 5/1/27 (c)	17,965	18,744
CSC Holdings LLC:
3.375% 2/15/31 (c)	14,140	13,599
4.625% 12/1/30 (c)	23,570	23,564
5.375% 2/1/28 (c)	23,655	25,133
5.5% 5/15/26 (c)	15,968	16,615
5.75% 1/15/30 (c)	102,845	109,946
6.5% 2/1/29 (c)	24,795	27,511
7.5% 4/1/28 (c)	14,375	15,739
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)	8,350	8,392
6.5% 9/15/28 (c)	22,260	22,928
Virgin Media Finance PLC 5% 7/15/30 (c)	5,510	5,482
Ziggo Bond Co. BV:
5.125% 2/28/30 (c)	6,000	6,165
6% 1/15/27 (c)	11,435	11,864
Ziggo BV:
4.875% 1/15/30 (c)	7,990	8,285
5.5% 1/15/27 (c)	20,588	21,360
		689,555
Capital Goods - 0.1%
Stevens Holding Co., Inc. 6.125% 10/1/26 (c)	3,245	3,468
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (c)	2,195	2,259
		5,727
Chemicals - 3.2%
CF Industries Holdings, Inc.:
4.95% 6/1/43	59,882	71,781
5.15% 3/15/34	26,868	31,469
5.375% 3/15/44	53,336	65,470
Compass Minerals International, Inc. 6.75% 12/1/27 (c)	24,600	26,684
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0004% 6/15/22 (c)(d)(f)	3,025	2,891
6.5% 5/15/26 (c)	53,531	49,516
6.875% 6/15/25 (c)	10,765	10,011
Ingevity Corp. 3.875% 11/1/28 (c)	11,105	11,274
LSB Industries, Inc. 9.625% 5/1/23 (c)	6,090	5,954
Neon Holdings, Inc. 10.125% 4/1/26 (c)	12,060	12,753
Nouryon Holding BV 8% 10/1/26 (c)	8,580	9,030
OCI NV 5.25% 11/1/24 (c)	16,670	17,045
The Chemours Co. LLC 5.375% 5/15/27	32,330	31,724
Tronox, Inc. 6.5% 5/1/25 (c)	8,760	9,242
Valvoline, Inc. 4.25% 2/15/30 (c)	8,315	8,481
		363,325
Consumer Products - 0.0%
ANGI Homeservices, Inc. 3.875% 8/15/28 (c)	5,530	5,468
Containers - 0.7%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (c)(d)	11,200	11,382
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,805
7.5% 12/15/96	12,871	14,005
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)	6,000	6,270
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)	4,230	4,304
Labl Escrow Issuer LLC 6.75% 7/15/26 (c)	18,015	18,886
Trivium Packaging Finance BV:
5.5% 8/15/26 (c)	6,930	7,259
8.5% 8/15/27 (c)	12,005	12,848
		80,759
Diversified Financial Services - 1.7%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (c)	6,915	7,027
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	29,665	30,698
6.25% 5/15/26	24,085	24,988
6.375% 12/15/25	28,275	28,982
6.75% 2/1/24	10,075	10,280
MSCI, Inc. 4% 11/15/29 (c)	6,385	6,664
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (c)	3,750	3,802
Springleaf Finance Corp.:
5.375% 11/15/29	9,400	9,659
6.625% 1/15/28	7,305	7,989
6.875% 3/15/25	19,480	21,428
7.125% 3/15/26	38,380	42,558
		194,075
Diversified Media - 0.5%
Allen Media LLC 10.5% 2/15/28 (c)	11,405	11,063
Terrier Media Buyer, Inc. 8.875% 12/15/27 (c)	40,645	41,549
		52,612
Energy - 8.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (c)	17,645	15,704
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)	2,240	1,882
Callon Petroleum Co. 6.125% 10/1/24	4,090	1,472
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	7,400	2,886
Cheniere Energy, Inc. 4.625% 10/15/28 (c)	22,300	23,025
Chesapeake Energy Corp.:
7% 10/1/24 (e)	6,915	346
8% 1/15/25 (e)	3,385	169
8% 6/15/27 (e)	2,132	107
11.5% 1/1/25 (c)(e)	24,640	3,634
Citgo Holding, Inc. 9.25% 8/1/24 (c)	27,185	22,835
Citgo Petroleum Corp. 7% 6/15/25 (c)	22,045	20,447
CNX Midstream Partners LP 6.5% 3/15/26 (c)	6,675	6,782
Comstock Resources, Inc.:
7.5% 5/15/25 (c)	10,865	10,786
9.75% 8/15/26	7,275	7,666
9.75% 8/15/26	61,450	64,738
Continental Resources, Inc.:
3.8% 6/1/24	19,380	18,048
4.375% 1/15/28	4,930	4,432
4.5% 4/15/23	2,660	2,547
4.9% 6/1/44	12,240	10,159
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	18,015	15,786
5.75% 4/1/25	4,790	4,317
6.25% 4/1/23	1,600	1,551
CVR Energy, Inc.:
5.25% 2/15/25 (c)	16,990	12,381
5.75% 2/15/28 (c)	22,655	15,462
DCP Midstream LLC 5.85% 5/21/43 (c)(d)	18,335	13,630
Diamond Offshore Drilling, Inc.:
4.875% 11/1/43 (e)	550	36
5.7% 10/15/39 (e)	2,813	190
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)	9,698	9,746
5.75% 1/30/28 (c)	16,811	17,441
6.625% 7/15/25 (c)	5,510	5,717
Energy Transfer Equity LP 5.5% 6/1/27	16,735	16,139
EQT Corp. 3.9% 10/1/27	27,454	26,365
Exterran Energy Solutions LP 8.125% 5/1/25	11,280	9,475
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (c)(e)	7,165	1,739
Hess Midstream Partners LP:
5.125% 6/15/28 (c)	11,235	11,179
5.625% 2/15/26 (c)	15,535	15,535
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (c)	9,920	9,176
5.75% 10/1/25 (c)	11,285	10,432
6.25% 11/1/28 (c)	12,280	11,249
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (c)	7,615	7,120
Indigo Natural Resources LLC 6.875% 2/15/26 (c)	22,135	21,748
Jonah Energy LLC 7.25% 10/15/25 (c)	18,030	586
Laredo Petroleum, Inc. 10.125% 1/15/28	4,535	1,961
MEG Energy Corp. 7.125% 2/1/27 (c)	11,335	10,198
Nabors Industries Ltd.:
7.25% 1/15/26 (c)	11,260	4,504
7.5% 1/15/28 (c)	9,715	3,692
New Fortress Energy LLC 6.75% 9/15/25 (c)	44,366	45,749
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	11,961	5,981
Nine Energy Service, Inc. 8.75% 11/1/23 (c)	6,245	1,842
NuStar Logistics LP 6% 6/1/26	12,025	11,875
Occidental Petroleum Corp.:
2.9% 8/15/24	13,380	11,139
3.2% 8/15/26	840	649
3.4% 4/15/26	1,085	849
4.4% 4/15/46	9,300	6,252
4.4% 8/15/49	23,525	15,762
4.625% 6/15/45	7,660	5,171
5.875% 9/1/25	11,055	9,728
6.2% 3/15/40	5,785	4,696
6.375% 9/1/28	11,055	9,673
6.45% 9/15/36	19,110	15,479
6.6% 3/15/46	15,305	12,671
6.625% 9/1/30	22,115	19,379
7.2% 3/15/29	3,964	3,488
7.5% 5/1/31	1,100	1,004
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28 (c)	27,530	10,633
7.25% 6/15/25	22,875	9,565
9.25% 5/15/25 (c)	16,370	14,528
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	8,455	6,637
PDC Energy, Inc.:
6.125% 9/15/24	3,555	3,457
6.25% 12/1/25	7,435	7,100
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (c)	135	151
Sanchez Energy Corp. 7.25% 2/15/23 (b)(c)(e)	21,977	0
SESI LLC 7.75% 9/15/24	7,245	1,666
SM Energy Co.:
5.625% 6/1/25	6,330	2,486
6.625% 1/15/27	21,320	7,995
6.75% 9/15/26	4,550	1,752
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	30,678
8% 3/1/32	12,475	17,441
Southern Star Central Corp. 5.125% 7/15/22 (c)	3,696	3,704
Southwestern Energy Co.:
6.45% 1/23/25 (d)	1,805	1,808
7.5% 4/1/26	20,490	20,855
7.75% 10/1/27	12,945	13,366
Summit Midstream Holdings LLC 5.75% 4/15/25	5,390	3,490
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	9,145	9,214
5.5% 2/15/26	11,640	11,662
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 7.5% 10/1/25 (c)	8,350	8,434
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31 (c)	10,360	10,110
Teine Energy Ltd. 6.875% 9/30/22 (c)	11,950	11,890
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	7,180
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (b)(e)	10,734	537
Unit Corp. 6.625% 5/15/21 (b)(e)	2,202	264
W&T Offshore, Inc. 9.75% 11/1/23 (c)	41,795	27,167
		900,177
Entertainment/Film - 0.0%
Lions Gate Entertainment Corp. 5.875% 11/1/24 (c)	3,865	3,633
Environmental - 0.3%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (c)	10,140	10,375
Covanta Holding Corp.:
5% 9/1/30	11,060	11,309
5.875% 7/1/25	3,205	3,314
6% 1/1/27	12,335	12,846
		37,844
Food & Drug Retail - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.625% 1/15/27 (c)	16,495	17,114
4.875% 2/15/30 (c)	33,425	35,501
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29	6,860	7,186
5.625% 5/1/27	6,030	6,332
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (c)	11,130	11,339
		77,472
Food/Beverage/Tobacco - 2.0%
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (c)	6,285	6,306
Del Monte Foods, Inc. 11.875% 5/15/25 (c)	6,310	6,728
JBS Investments II GmbH:
5.75% 1/15/28 (c)	10,705	11,247
7% 1/15/26 (c)	11,630	12,425
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)	24,630	25,320
6.75% 2/15/28 (c)	18,350	20,182
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (c)	20,180	21,946
6.5% 4/15/29 (c)	29,320	32,912
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (c)	9,735	10,465
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (c)	7,660	7,909
4.875% 11/1/26 (c)	7,740	8,039
Performance Food Group, Inc. 5.5% 10/15/27 (c)	8,855	9,076
Pilgrim's Pride Corp. 5.75% 3/15/25 (c)	17,930	18,356
Post Holdings, Inc.:
4.625% 4/15/30 (c)	11,405	11,704
5.5% 12/15/29 (c)	14,975	16,154
TreeHouse Foods, Inc. 4% 9/1/28	3,695	3,700
United Natural Foods, Inc. 6.75% 10/15/28 (c)	7,750	7,847
		230,316
Gaming - 2.3%
Caesars Entertainment, Inc.:
6.25% 7/1/25 (c)	41,240	42,343
8.125% 7/1/27 (c)	54,990	57,393
Caesars Resort Collection LLC 5.75% 7/1/25 (c)	13,750	14,102
MCE Finance Ltd.:
4.875% 6/6/25 (c)	30,275	30,424
5.25% 4/26/26 (c)	12,015	12,074
5.375% 12/4/29 (c)	8,160	7,865
5.75% 7/21/28 (c)	5,530	5,516
MGM Mirage, Inc. 4.75% 10/15/28	11,125	10,875
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (c)	11,125	11,571
Scientific Games Corp.:
7% 5/15/28 (c)	8,405	8,349
7.25% 11/15/29 (c)	8,405	8,337
VICI Properties, Inc.:
4.25% 12/1/26 (c)	21,450	21,811
4.625% 12/1/29 (c)	12,240	12,717
Wynn Macau Ltd. 5.125% 12/15/29 (c)	16,800	15,549
		258,926
Healthcare - 4.0%
Akumin, Inc. 7% 11/1/25 (c)	5,550	5,481
AMN Healthcare 4.625% 10/1/27 (c)	2,765	2,827
Catalent Pharma Solutions:
4.875% 1/15/26 (c)	4,000	4,080
5% 7/15/27 (c)	3,765	3,925
Centene Corp.:
4.25% 12/15/27	11,560	12,167
4.75% 1/15/25	7,440	7,645
5.375% 6/1/26 (c)	30,420	32,008
5.375% 8/15/26 (c)	7,920	8,375
Charles River Laboratories International, Inc. 4.25% 5/1/28 (c)	3,400	3,553
Community Health Systems, Inc.:
6.625% 2/15/25 (c)	13,150	12,824
8% 3/15/26 (c)	61,410	61,656
8.125% 6/30/24 (c)	41,763	32,105
9.875% 6/30/23 (c)	36,023	30,079
Encompass Health Corp.:
5.125% 3/15/23	6,440	6,488
5.75% 11/1/24	12,913	12,913
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (c)	12,050	12,823
IMS Health, Inc. 5% 5/15/27 (c)	12,070	12,643
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 5% 6/15/28 (c)	11,590	12,080
Molina Healthcare, Inc. 4.375% 6/15/28 (c)	7,525	7,713
Providence Service Corp. 5.875% 11/15/25 (c)(g)	8,105	8,247
Radiology Partners, Inc. 9.25% 2/1/28 (c)	20,865	22,242
Tenet Healthcare Corp.:
4.625% 7/15/24	6,055	6,157
4.625% 9/1/24 (c)	12,045	12,331
4.875% 1/1/26 (c)	30,115	30,550
5.125% 5/1/25	6,055	5,993
5.125% 11/1/27 (c)	18,070	18,607
6.125% 10/1/28 (c)	16,635	16,157
6.25% 2/1/27 (c)	17,930	18,617
U.S. Renal Care, Inc. 10.625% 7/15/27 (c)	21,245	22,626
Vizient, Inc. 6.25% 5/15/27 (c)	2,760	2,919
		445,831
Homebuilders/Real Estate - 1.6%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (c)	7,775	7,391
DTZ U.S. Borrower LLC 6.75% 5/15/28 (c)	10,555	11,228
LGI Homes, Inc. 6.875% 7/15/26 (c)	12,190	12,739
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	18,080	18,930
5% 10/15/27	25,968	27,174
Odebrecht Finance Ltd.:
4.375% 4/25/25 (c)(e)	12,020	421
5.25% 6/27/29 (c)(e)	10,987	385
7.125% 6/26/42 (c)(e)	5,370	188
Realogy Group LLC/Realogy Co-Issuer Corp. 7.625% 6/15/25 (c)	33,090	34,951
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (c)	8,020	8,140
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (c)	5,150	5,591
5.625% 3/1/24 (c)	1,312	1,387
5.875% 6/15/27 (c)	9,260	10,232
TRI Pointe Homes, Inc.:
5.7% 6/15/28	14,380	15,962
5.875% 6/15/24	16,130	17,451
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)	5,045	5,110
		177,280
Hotels - 0.5%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,222
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30	6,900	7,098
5.125% 5/1/26	18,255	18,483
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	17,975	18,141
4.875% 4/1/27	8,435	8,533
		55,477
Insurance - 0.9%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (c)	34,880	34,793
8.125% 2/15/24 (c)	12,845	13,433
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (c)	11,125	11,042
6.75% 10/15/27 (c)	16,680	17,514
AssuredPartners, Inc. 7% 8/15/25 (c)	4,865	4,962
HUB International Ltd. 7% 5/1/26 (c)	11,770	12,064
MGIC Investment Corp. 5.25% 8/15/28	7,710	7,922
		101,730
Leisure - 1.5%
Carnival Corp.:
9.875% 8/1/27 (c)	16,600	17,254
10.5% 2/1/26 (c)	11,990	12,979
11.5% 4/1/23 (c)	32,585	35,789
Merlin Entertainments PLC 5.75% 6/15/26 (c)	7,725	7,107
NCL Corp. Ltd. 12.25% 5/15/24 (c)	14,720	16,339
Royal Caribbean Cruises Ltd.:
10.875% 6/1/23 (c)	13,720	14,962
11.5% 6/1/25 (c)	19,950	22,743
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (c)	8,860	9,303
Vail Resorts, Inc. 6.25% 5/15/25 (c)	6,250	6,563
Viking Cruises Ltd.:
5.875% 9/15/27 (c)	11,595	9,044
13% 5/15/25 (c)	9,250	10,476
Voc Escrow Ltd. 5% 2/15/28 (c)	10,755	9,307
		171,866
Metals/Mining - 1.7%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (c)	3,565	3,827
6.75% 9/30/24 (c)	7,705	7,946
7% 9/30/26 (c)	6,385	6,720
Arconic Rolled Products Corp.:
6% 5/15/25 (c)	6,630	7,020
6.125% 2/15/28 (c)	7,830	8,250
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (c)	12,165	12,135
5.75% 3/1/25	3,141	3,035
5.875% 6/1/27	18,030	17,530
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)	10,955	10,873
6.875% 3/1/26 (c)	23,905	23,763
7.25% 4/1/23 (c)	3,465	3,483
7.5% 4/1/25 (c)	20,585	20,590
FMG Resources (August 2006) Pty Ltd.:
4.5% 9/15/27 (c)	9,015	9,654
4.75% 5/15/22 (c)	7,950	8,135
5.125% 3/15/23 (c)	12,860	13,423
5.125% 5/15/24 (c)	9,780	10,463
Mineral Resources Ltd. 8.125% 5/1/27 (c)	18,015	19,636
Murray Energy Corp.:
11.25% 4/15/21 (c)(e)	8,915	0
12% 4/15/24 pay-in-kind (b)(c)(d)(e)	10,343	1
		186,484
Paper - 0.2%
Cascades, Inc.:
5.125% 1/15/26 (c)	5,600	5,852
5.375% 1/15/28 (c)	5,600	5,838
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (c)	11,230	11,848
		23,538
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (c)	15,860	16,098
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (c)(g)	39,005	38,810
4.375% 1/15/28 (c)	10,600	10,733
5% 10/15/25 (c)	29,593	30,336
		79,879
Services - 1.7%
AECOM 5.125% 3/15/27	11,885	12,999
Ascend Learning LLC:
6.875% 8/1/25 (c)	11,865	12,237
6.875% 8/1/25 (c)	4,115	4,182
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (c)	10,240	10,394
Fair Isaac Corp. 4% 6/15/28 (c)	2,910	3,008
Gartner, Inc. 3.75% 10/1/30 (c)	11,495	11,755
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	8,765	8,680
Hertz Corp.:
5.5% 10/15/24 (c)(e)	9,695	3,854
6% 1/15/28 (c)(e)	5,540	2,230
6.25% 10/15/22 (e)	7,535	2,976
7.125% 8/1/26 (c)(e)	10,285	4,063
IAA Spinco, Inc. 5.5% 6/15/27 (c)	4,680	4,920
Iron Mountain, Inc.:
4.5% 2/15/31 (c)	22,025	21,927
4.875% 9/15/29 (c)	24,110	24,231
KAR Auction Services, Inc. 5.125% 6/1/25 (c)	10,355	10,433
Tempo Acquisition LLC 6.75% 6/1/25 (c)	8,815	8,945
The Brink's Co. 4.625% 10/15/27 (c)	12,180	12,428
The GEO Group, Inc.:
5.125% 4/1/23	9,625	7,748
5.875% 10/15/24	14,053	9,733
6% 4/15/26	9,655	6,273
Uber Technologies, Inc. 6.25% 1/15/28 (c)	9,175	9,301
		192,317
Steel - 0.3%
Algoma Steel SCA 0% 12/31/23 (b)	1,982	1,209
Commercial Metals Co. 5.75% 4/15/26	9,135	9,432
Infrabuild Australia Pty Ltd. 12% 10/1/24 (c)	9,055	8,964
United States Steel Corp. 6.25% 3/15/26	12,205	9,314
		28,919
Super Retail - 0.5%
Asbury Automotive Group, Inc.:
4.5% 3/1/28 (c)	3,534	3,596
4.75% 3/1/30 (c)	3,523	3,637
Burlington Coat Factory Warehouse Corp. 6.25% 4/15/25 (c)	3,270	3,427
EG Global Finance PLC 8.5% 10/30/25 (c)	16,085	16,455
L Brands, Inc.:
6.625% 10/1/30 (c)	5,555	5,833
6.75% 7/1/36	1,115	1,126
6.875% 11/1/35	5,000	5,075
7.5% 6/15/29	8,335	8,922
Penske Automotive Group, Inc. 5.5% 5/15/26	8,565	8,838
		56,909
Technology - 2.6%
Banff Merger Sub, Inc. 9.75% 9/1/26 (c)	9,608	10,099
Black Knight InfoServ LLC 3.625% 9/1/28 (c)	11,390	11,532
Boxer Parent Co., Inc. 7.125% 10/2/25 (c)	5,515	5,913
Camelot Finance SA 4.5% 11/1/26 (c)	10,590	11,014
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (c)	9,345	9,789
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (c)	8,065	8,428
MTS Systems Corp. 5.75% 8/15/27 (c)	3,140	3,164
NCR Corp.:
5% 10/1/28 (c)	5,530	5,475
5.25% 10/1/30 (c)	5,530	5,475
5.75% 9/1/27 (c)	9,035	9,312
6.125% 9/1/29 (c)	9,035	9,464
8.125% 4/15/25 (c)	4,675	5,143
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	5,930	6,701
Nortonlifelock, Inc. 5% 4/15/25 (c)	10,050	10,236
ON Semiconductor Corp. 3.875% 9/1/28 (c)	11,065	11,259
Open Text Corp.:
3.875% 2/15/28 (c)	5,690	5,780
5.875% 6/1/26 (c)	8,535	8,876
Open Text Holdings, Inc. 4.125% 2/15/30 (c)	5,690	5,903
Parametric Technology Corp.:
3.625% 2/15/25 (c)	6,650	6,771
4% 2/15/28 (c)	6,575	6,797
RP Crown Parent, LLC 7.375% 10/15/24 (c)	4,060	4,101
Uber Technologies, Inc.:
7.5% 9/15/27 (c)	35,255	36,850
8% 11/1/26 (c)	51,060	53,804
Unisys Corp. 6.875% 11/1/27 (c)	6,095	6,308
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (c)	16,225	16,144
7.5% 9/1/25 (c)	13,820	14,015
		288,353
Telecommunications - 5.8%
Altice Financing SA 5% 1/15/28 (c)	11,280	10,942
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)	22,740	23,945
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)	5,500	5,459
5.625% 9/15/28 (c)	4,350	4,394
Frontier Communications Corp.:
5.875% 10/15/27 (c)	10,375	10,570
8.5% 4/1/26 (c)	42,840	43,108
GTT Communications, Inc. 7.875% 12/31/24 (c)	1,110	555
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (e)	31,470	18,449
8% 2/15/24 (c)	20,755	21,066
8.5% 10/15/24 (c)(e)	21,405	13,220
9.75% 7/15/25 (c)(e)	36,315	22,697
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (c)	11,285	11,990
Millicom International Cellular SA 4.5% 4/27/31 (c)	1,725	1,751
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 4/15/26	15,705	8,072
Sable International Finance Ltd. 5.75% 9/7/27 (c)	20,710	21,953
SBA Communications Corp. 3.875% 2/15/27 (c)	17,015	17,291
SFR Group SA:
5.5% 1/15/28 (c)	22,110	22,400
7.375% 5/1/26 (c)	100,065	104,438
8.125% 2/1/27 (c)	7,635	8,303
Sprint Capital Corp.:
6.875% 11/15/28	76,454	96,619
8.75% 3/15/32	66,716	99,824
Sprint Corp. 7.625% 3/1/26	10,895	13,259
U.S. West Communications 7.25% 9/15/25	1,480	1,702
Uniti Group, Inc. 7.875% 2/15/25 (c)	17,650	18,709
Windstream Escrow LLC 7.75% 8/15/28 (c)	31,630	30,562
Zayo Group Holdings, Inc. 4% 3/1/27 (c)	17,180	16,862
		648,140
Utilities - 3.6%
Clearway Energy Operating LLC 4.75% 3/15/28 (c)	6,920	7,275
NextEra Energy Partners LP:
4.25% 7/15/24 (c)	6,610	6,907
4.25% 9/15/24 (c)	4,710	4,934
NRG Energy, Inc.:
5.75% 1/15/28	9,410	10,122
6.625% 1/15/27	26,747	28,151
Pacific Gas & Electric Co.:
3.45% 7/1/25	2,868	2,986
3.75% 7/1/28	2,868	2,947
3.75% 8/15/42	10,400	9,714
3.95% 12/1/47	53,930	50,802
4% 12/1/46	24,380	23,063
4.25% 3/15/46	2,400	2,332
4.3% 3/15/45	5,995	5,766
4.55% 7/1/30	60,820	65,265
4.95% 7/1/50	60,820	63,958
PG&E Corp.:
5% 7/1/28	22,000	22,056
5.25% 7/1/30	8,330	8,330
Pike Corp. 5.5% 9/1/28 (c)	8,695	8,892
TerraForm Power Operating LLC:
4.25% 1/31/23 (c)	6,270	6,380
4.75% 1/15/30 (c)	11,110	11,921
5% 1/31/28 (c)	6,295	6,911
The AES Corp. 4.5% 3/15/23	4,675	4,698
Vistra Operations Co. LLC:
5% 7/31/27 (c)	22,585	23,601
5.5% 9/1/26 (c)	3,485	3,607
5.625% 2/15/27 (c)	28,195	29,393
		410,011

TOTAL NONCONVERTIBLE BONDS		6,889,134

TOTAL CORPORATE BONDS
(Cost $6,838,201)		6,899,633
	Shares	Value (000s)

Common Stocks - 21.1%
Air Transportation - 0.2%
Air Canada (h)	1,716,900	18,982
Automotive & Auto Parts - 0.2%
Allison Transmission Holdings, Inc.	285,200	10,310
Exide Technologies (b)(h)	9,824	10
Exide Technologies (b)(h)	580,031	0
Motors Liquidation Co. GUC Trust (h)	11,464	16
UC Holdings, Inc. (b)(h)	677,217	8,330

TOTAL AUTOMOTIVE & AUTO PARTS		18,666

Broadcasting - 0.3%
iHeartMedia, Inc. warrants 5/1/39 (h)	104	1
Nexstar Broadcasting Group, Inc. Class A	376,429	31,018

TOTAL BROADCASTING		31,019

Building Materials - 0.3%
Carrier Global Corp.	1,120,800	37,424
Cable/Satellite TV - 0.3%
Altice U.S.A., Inc. Class A (h)	1,310,300	35,313
Capital Goods - 1.2%
Fortive Corp.	396,900	24,449
Thermo Fisher Scientific, Inc.	112,300	53,131
Zebra Technologies Corp. Class A (h)	197,300	55,962

TOTAL CAPITAL GOODS		133,542

Chemicals - 0.4%
CF Industries Holdings, Inc.	695,500	19,203
The Chemours Co. LLC	1,307,240	26,328

TOTAL CHEMICALS		45,531

Consumer Products - 0.5%
Reddy Ice Holdings, Inc. (b)(h)	496,439	0
Reddy Ice Holdings, Inc. (b)(h)	199,717	11
Tempur Sealy International, Inc. (h)	586,800	52,225

TOTAL CONSUMER PRODUCTS		52,236

Containers - 0.4%
Berry Global Group, Inc. (h)	390,700	18,218
WestRock Co.	754,200	28,320

TOTAL CONTAINERS		46,538

Diversified Financial Services - 0.7%
ACNR Holdings, Inc. (b)	37,965	262
MasterCard, Inc. Class A	141,400	40,814
OneMain Holdings, Inc.	921,700	32,158
Penson Worldwide, Inc. Class A (b)(h)	10,322,034	0
PJT Partners, Inc.	5,092	345

TOTAL DIVERSIFIED FINANCIAL SERVICES		73,579

Energy - 1.5%
Array Technologies, Inc.	237,759	8,761
California Resources Corp. (h)(i)	4,155,540	55,684
California Resources Corp. (a)(i)	1,853,099	22,348
California Resources Corp. warrants 10/27/24 (h)	57,076	0
Chaparral Energy, Inc. Class A (b)(h)	146,806	5
Denbury, Inc. (h)(i)	3,314,617	54,989
Denbury, Inc. warrants 9/18/25 (h)	439,788	1
EP Energy Corp. (b)	841,775	16,777
Forbes Energy Services Ltd. (h)	193,218	18
Goodrich Petroleum Corp. (h)	129,527	1,241
Harvest Oil & Gas Corp.	25,482	726
Sanchez Energy Corp. (b)	111,852	2,880
Ultra Petroleum Corp. warrants 7/14/25 (h)	211,400	0
Whiting Petroleum Corp. (h)	130,440	1,904

TOTAL ENERGY		165,334

Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. (a)(b)	3,366,627	16,677
Environmental - 0.4%
Darling Ingredients, Inc. (h)	1,038,617	44,661
Food & Drug Retail - 0.1%
Southeastern Grocers, Inc. (b)(h)	183,263	13,380
Food/Beverage/Tobacco - 0.4%
JBS SA	14,101,600	47,800
Gaming - 2.2%
Boyd Gaming Corp.	1,243,300	39,437
Caesars Entertainment, Inc. (h)	1,967,636	88,189
MGM Mirage, Inc. (j)	603,800	12,420
Penn National Gaming, Inc. (h)	1,786,500	96,435
Studio City International Holdings Ltd. ADR (h)	695,700	10,575

TOTAL GAMING		247,056

Healthcare - 2.1%
Bristol-Myers Squibb Co.	313,200	18,307
Charles River Laboratories International, Inc. (h)	128,000	29,146
Encompass Health Corp.	34	2
HCA Holdings, Inc.	176,200	21,838
Humana, Inc.	81,200	32,422
IQVIA Holdings, Inc. (h)	393,500	60,595
Regeneron Pharmaceuticals, Inc. (h)	72,700	39,517
Rotech Healthcare, Inc. (b)(h)	185,710	1,933
UnitedHealth Group, Inc.	105,800	32,284

TOTAL HEALTHCARE		236,044

Homebuilders/Real Estate - 0.2%
American Tower Corp.	11,612	2,667
Arthur J. Gallagher & Co.	224,100	23,241

TOTAL HOMEBUILDERS/REAL ESTATE		25,908

Metals/Mining - 0.2%
Elah Holdings, Inc. (b)(h)	906	72
First Quantum Minerals Ltd.	1,764,200	20,273

TOTAL METALS/MINING		20,345

Services - 0.8%
ASGN, Inc. (h)	258,700	17,250
HD Supply Holdings, Inc. (h)	362,200	14,437
Novus Holdings Ltd. (h)	100,408	5
Penhall Acquisition Co.:
Class A (b)(h)	26,163	1,962
Class B (b)(h)	8,721	654
United Rentals, Inc. (h)	112,594	20,074
Visa, Inc. Class A	216,640	39,366

TOTAL SERVICES		93,748

Steel - 0.0%
Algoma Steel GP (b)(h)	198,162	4
Algoma Steel SCA (b)(h)	198,162	28

TOTAL STEEL		32

Super Retail - 0.6%
Amazon.com, Inc. (h)	11,000	33,398
Arena Brands Holding Corp. Class B (a)(b)(h)	659,302	1,820
Lowe's Companies, Inc.	213,700	33,786

TOTAL SUPER RETAIL		69,004

Technology - 5.6%
Adobe, Inc. (h)	184,800	82,624
Alphabet, Inc. Class A (h)	41,700	67,392
CDW Corp.	150,300	18,427
EPAM Systems, Inc. (h)	184,400	56,970
Facebook, Inc. Class A (h)	234,000	61,568
Global Payments, Inc.	260,024	41,016
GoDaddy, Inc. (h)	281,500	19,913
Lam Research Corp.	153,700	52,578
Microchip Technology, Inc.	287,100	30,168
Micron Technology, Inc. (h)	328,700	16,547
Microsoft Corp.	352,500	71,371
Oak Street Health, Inc. (h)	17,400	828
ON Semiconductor Corp. (h)	1,146,438	28,764
PayPal Holdings, Inc. (h)	231,600	43,108
Snowflake Computing, Inc. (j)	33,000	8,251
SS&C Technologies Holdings, Inc.	486,982	28,839
Vontier Corp. (h)	158,760	4,563

TOTAL TECHNOLOGY		632,927

Telecommunications - 1.3%
Alibaba Group Holding Ltd. sponsored ADR (h)	109,200	33,272
Palo Alto Networks, Inc. (h)	118,300	26,167
T-Mobile U.S., Inc.	577,300	63,255
Tencent Holdings Ltd. sponsored ADR	332,900	25,414

TOTAL TELECOMMUNICATIONS		148,108

Transportation Ex Air/Rail - 0.2%
Tricer Holdco SCA:
Class A1 (a)(b)(h)	598,287	1
Class A2 (a)(b)(h)	598,287	1
Class A3 (a)(b)(h)	598,287	1
Class A4 (a)(b)(h)	598,287	1
Class A5 (a)(b)(h)	598,287	1
Class A6 (a)(b)(h)	598,287	1
Class A7 (a)(b)(h)	598,287	1
Class A8 (a)(b)(h)	598,287	1
Class A9 (a)(b)(h)	598,287	1
U.S. Shipping Partners Corp. (b)(h)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (b)(h)	484,379	0
XPO Logistics, Inc. (h)	202,100	18,189

TOTAL TRANSPORTATION EX AIR/RAIL		18,198

Utilities - 0.9%
NRG Energy, Inc.	986,100	31,180
PG&E Corp. (h)	3,756,596	35,913
Portland General Electric Co.	14,817	582
Vistra Corp.	2,179,311	37,855

TOTAL UTILITIES		105,530

TOTAL COMMON STOCKS
(Cost $2,072,926)		2,377,582

Nonconvertible Preferred Stocks - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (b)	13,212	1,652
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (a)(b)(h)	287,159,690	97
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,902)		1,749
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 3.8%
Air Transportation - 0.1%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7204% 4/8/26 (d)(f)(k)	2,618	2,334
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7204% 4/4/26 (d)(f)(k)	1,407	1,255
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (d)(f)(k)	3,490	3,473

TOTAL AIR TRANSPORTATION		7,062

Automotive & Auto Parts - 0.2%
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1478% 2/5/26 (d)(f)(k)	18,262	17,566
Banks & Thrifts - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8978% 2/27/26 (d)(f)(k)	3,625	3,566
Broadcasting - 0.0%
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.899% 9/19/26 (d)(f)(k)	4,270	4,155
Building Materials - 0.1%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (d)(f)(k)	4,671	4,710
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 9/27/24 (d)(f)(k)	2,809	2,584

TOTAL BUILDING MATERIALS		7,294

Cable/Satellite TV - 0.0%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1484% 10/22/26 (d)(f)(k)	2,140	2,137
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. term loan 14% 9/21/27 (b)(d)(k)	5,408	5,408
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (b)(d)(f)(k)	889	889
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8978% 2/11/27 (d)(f)(k)	5,016	4,986

TOTAL DIVERSIFIED FINANCIAL SERVICES		11,283

Diversified Media - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7204% 2/10/27 (d)(f)(k)	8,511	8,218
Energy - 0.8%
California Resources Corp. 2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 10/27/25 (b)(d)(f)(k)	17,255	17,255
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (d)(e)(f)(k)	82,975	57,771
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (d)(f)(k)	1,391	1,277
EG America LLC 2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (d)(f)(k)	5,815	5,546
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.26% 3/1/26 (d)(f)(k)	14,035	9,726
Forbes Energy Services LLC Tranche B, term loan 18% 4/13/21 (b)(d)(k)	2,049	2,065
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (b)(e)(f)(k)	5,861	0
term loan 3 month U.S. LIBOR + 0.000% 0% 12/31/49 (b)(e)(f)(k)	2,528	0

TOTAL ENERGY		93,640

Healthcare - 0.4%
Milano Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (d)(f)(k)	6,120	6,008
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1875% 6/13/26 (d)(f)(k)	43,243	41,500
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1493% 6/1/25 (d)(f)(k)	1,782	1,738

TOTAL HEALTHCARE		49,246

Hotels - 0.0%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.2203% 5/30/26 (d)(f)(k)	9,269	4,841
Services - 0.2%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (d)(f)(k)	6,055	5,359
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6478% 1/23/27 (d)(f)(k)	2,224	2,130
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (d)(f)(k)	8,208	8,044
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (d)(f)(k)	11,143	11,041

TOTAL SERVICES		26,574

Super Retail - 0.2%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 7/2/22 (d)(f)(k)	16,472	16,407
Technology - 0.9%
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3978% 10/2/25 (d)(f)(k)	36,367	35,289
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1478% 10/31/26 (d)(f)(k)	1,141	1,110
CPI Holdco LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3978% 11/4/26 (d)(f)(k)	597	588
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (d)(f)(k)	3,055	3,037
3 month U.S. LIBOR + 9.000% 10% 1/20/25 (d)(f)(k)	10,270	10,150
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8946% 9/29/24 (d)(f)(k)	4,552	4,501
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1478% 9/19/26 (d)(f)(k)	7,767	7,586
Ultimate Software Group, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (d)(f)(k)	11,005	10,929
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (d)(f)(k)	2,310	2,345
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3978% 2/28/27 (d)(f)(k)	2,343	2,285
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.8993% 10/11/26 (d)(f)(k)	10,089	9,484
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8993% 10/11/25 (d)(f)(k)	11,054	10,622

TOTAL TECHNOLOGY		97,926

Telecommunications - 0.5%
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (d)(f)(k)	9,005	8,807
Frontier Communications Corp. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/1/27 (d)(f)(k)	1,575	1,557
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.97% 5/31/25 (d)(f)(k)	25,725	21,889
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/22 (d)(f)(k)(l)	5,148	5,225
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/10/26 (d)(f)(k)	5,605	5,501
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (d)(f)(k)	7,080	5,893
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1478% 3/9/27 (d)(f)(k)	8,736	8,405

TOTAL TELECOMMUNICATIONS		57,277

Utilities - 0.2%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 6/23/25 (d)(f)(k)	27,436	27,093
TOTAL BANK LOAN OBLIGATIONS
(Cost $455,917)		434,285

Preferred Securities - 9.0%
Banks & Thrifts - 8.0%
Bank of America Corp.:
5.125% (d)(m)	36,030	37,648
5.2% (d)(m)	61,440	62,527
5.875% (d)(m)	102,630	111,106
6.25% (d)(m)	28,555	31,320
Citigroup, Inc.:
4.7% (d)(m)	15,285	15,158
5% (d)(m)	60,300	60,959
5.9% (d)(m)	27,015	28,317
5.95% (d)(m)	51,015	53,513
6.3% (d)(m)	5,610	5,987
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 3.920% 4.1653% (d)(f)(m)	31,615	31,438
4.4% (d)(m)	8,035	7,783
4.95% (d)(m)	13,335	13,808
5% (d)(m)	70,565	69,093
Huntington Bancshares, Inc. 5.7% (d)(m)	12,990	12,498
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5451% (d)(f)(m)	43,545	40,630
3 month U.S. LIBOR + 3.800% 4.051% (d)(f)(m)	16,855	16,711
4% (d)(m)	34,340	32,610
4.6% (d)(m)	23,365	23,307
5% (d)(m)	30,845	31,230
6% (d)(m)	69,385	71,964
6.125% (d)(m)	17,585	18,327
6.75% (d)(m)	8,330	9,245
Wells Fargo & Co.:
5.875% (d)(m)	50,420	55,220
5.9% (d)(m)	63,075	65,038

TOTAL BANKS & THRIFTS		905,437

Energy - 1.0%
DCP Midstream Partners LP 7.375% (d)(m)	15,260	10,346
Energy Transfer Partners LP:
6.25% (d)(m)	70,123	47,960
6.625% (d)(m)	27,290	19,759
MPLX LP 6.875% (d)(m)	30,450	26,015
Summit Midstream Partners LP 9.5% (d)(m)	15,260	2,954

TOTAL ENERGY		107,034

Homebuilders/Real Estate - 0.0%
Odebrecht Finance Ltd. 7.5% (c)(e)(m)	2,940	96
TOTAL PREFERRED SECURITIES
(Cost $1,045,358)		1,012,567
	Shares	Value (000s)

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.10% (n)	473,193,216	473,288
Fidelity Securities Lending Cash Central Fund 0.11% (n)(o)	9,297,196	9,298
TOTAL MONEY MARKET FUNDS
(Cost $482,540)		482,586
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $10,906,844)		11,208,402
NET OTHER ASSETS (LIABILITIES) - 0.5%		51,837
NET ASSETS - 100%		$11,260,239

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $43,019,000 or 0.4% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,482,585,000 or 39.8% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Non-income producing - Security is in default.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Non-income producing

 (i) Affiliated company

 (j) Security or a portion of the security is on loan at period end.

 (k) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,574,000 and $2,613,000, respectively.

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$21,592
California Resources Corp.	10/27/20	$20,266
Mesquite Energy, Inc. 15% 7/31/23	7/10/20 - 10/15/20	$2,071
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$16,677
Tricer Holdco SCA	10/16/09 - 12/30/17	$10,248
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$1,654

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$305
Fidelity Securities Lending Cash Central Fund	65
Total	$370

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
California Resources Corp.	$--	$24,203	$--	$--	$--	$(184,535)	$55,684
California Resources Corp.	--	20,266	--	--	--	2,082	22,348
Denbury, Inc.	--	--	--	--	--	(65,313)	54,989
Total	$--	$44,469	$--	$--	$--	$(247,766)	$133,021

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$300,638	$283,960	$1	$16,677
Consumer Discretionary	409,897	399,737	--	10,160
Consumer Staples	105,852	92,461	--	13,391
Energy	156,573	114,562	22,349	19,662
Financials	57,674	55,760	--	1,914
Health Care	290,003	288,070	--	1,933
Industrials	163,842	161,115	5	2,722
Information Technology	674,209	674,209	--	--
Materials	112,446	112,342	--	104
Real Estate	2,667	2,667	--	--
Utilities	105,530	105,530	--	--
Corporate Bonds	6,899,633	--	6,892,958	6,675
Bank Loan Obligations	434,285	--	408,668	25,617
Preferred Securities	1,012,567	--	1,012,567	--
Money Market Funds	482,586	482,586	--	--
Total Investments in Securities:	$11,208,402	$2,772,999	$8,336,548	$98,855

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.9%
Canada	2.7%
Luxembourg	1.6%
Cayman Islands	1.6%
France	1.2%
Netherlands	1.2%
Multi-National	1.1%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,575) — See accompanying schedule: Unaffiliated issuers (cost $10,043,517)	$10,592,795
Fidelity Central Funds (cost $482,540)	482,586
Other affiliated issuers (cost $380,787)	133,021
Total Investment in Securities (cost $10,906,844)		$11,208,402
Cash		1,174
Receivable for investments sold		2,297
Receivable for fund shares sold		7,626
Dividends receivable		763
Interest receivable		130,299
Distributions receivable from Fidelity Central Funds		41
Prepaid expenses		19
Other receivables		686
Total assets		11,351,307
Liabilities
Payable for investments purchased
Regular delivery	$31,087
Delayed delivery	30,380
Payable for fund shares redeemed	9,155
Distributions payable	3,874
Accrued management fee	5,240
Other affiliated payables	1,190
Other payables and accrued expenses	848
Collateral on securities loaned	9,294
Total liabilities		91,068
Net Assets		$11,260,239
Net Assets consist of:
Paid in capital		$10,786,424
Total accumulated earnings (loss)		473,815
Net Assets		$11,260,239
Net Asset Value, offering price and redemption price per share ($11,260,239 ÷ 1,140,170 shares)		$9.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$39,923
Interest		224,092
Income from Fidelity Central Funds (including $65 from security lending)		370
Total income		264,385
Expenses
Management fee	$30,329
Transfer agent fees	6,237
Accounting fees	710
Custodian fees and expenses	54
Independent trustees' fees and expenses	30
Registration fees	92
Audit	60
Legal	50
Miscellaneous	51
Total expenses before reductions	37,613
Expense reductions	(77)
Total expenses after reductions		37,536
Net investment income (loss)		226,849
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	109,890
Fidelity Central Funds	(6)
Foreign currency transactions	(103)
Total net realized gain (loss)		109,781
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,227,412
Fidelity Central Funds	(33)
Other affiliated issuers	(247,766)
Assets and liabilities in foreign currencies	24
Total change in net unrealized appreciation (depreciation)		979,637
Net gain (loss)		1,089,418
Net increase (decrease) in net assets resulting from operations		$1,316,267

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$226,849	$504,273
Net realized gain (loss)	109,781	80,945
Change in net unrealized appreciation (depreciation)	979,637	(1,461,131)
Net increase (decrease) in net assets resulting from operations	1,316,267	(875,913)
Distributions to shareholders	(243,447)	(594,227)
Share transactions
Proceeds from sales of shares	1,279,861	3,247,199
Reinvestment of distributions	217,295	527,109
Cost of shares redeemed	(1,538,105)	(3,706,922)
Net increase (decrease) in net assets resulting from share transactions	(40,949)	67,386
Total increase (decrease) in net assets	1,031,871	(1,402,754)
Net Assets
Beginning of period	10,228,368	11,631,122
End of period	$11,260,239	$10,228,368
Other Information
Shares
Sold	130,476	335,944
Issued in reinvestment of distributions	22,292	53,598
Redeemed	(158,836)	(397,075)
Net increase (decrease)	(6,068)	(7,533)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Capital & Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.92	$10.08	$10.12	$10.09	$9.24	$9.99
Income from Investment Operations
Net investment income (loss)A	.200	.426	.432	.482	.430	.404
Net realized and unrealized gain (loss)	.975	(1.085)	.207	.065	.824	(.710)
Total from investment operations	1.175	(.659)	.639	.547	1.254	(.306)
Distributions from net investment income	(.190)	(.425)	(.487)	(.410)	(.405)	(.387)
Distributions from net realized gain	(.025)	(.076)	(.192)	(.107)	–	(.058)
Total distributions	(.215)	(.501)	(.679)	(.517)	(.405)	(.445)
Redemption fees added to paid in capitalA	–	–	–	–B	.001	.001
Net asset value, end of period	$9.88	$8.92	$10.08	$10.12	$10.09	$9.24
Total ReturnC,D	13.23%	(6.89)%	6.74%	5.51%	13.85%	(3.05)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G	.67%	.69%	.67%	.73%	.75%
Expenses net of fee waivers, if any	.68%G	.67%	.69%	.67%	.73%	.75%
Expenses net of all reductions	.68%G	.67%	.69%	.67%	.73%	.74%
Net investment income (loss)	4.08%G	4.32%	4.37%	4.71%	4.45%	4.30%
Supplemental Data
Net assets, end of period (in millions)	$11,260	$10,228	$11,631	$12,053	$11,230	$10,188
Portfolio turnover rateH	44%G	46%	43%	39%	39%	35%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $663 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,255,287
Gross unrealized depreciation	(922,085)
Net unrealized appreciation (depreciation)	$333,202
Tax cost	$10,875,200

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Capital & Income Fund	2,279,454	2,429,532

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Capital & Income Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Capital & Income Fund	$5

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Capital & Income Fund	$12

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Capital & Income Fund	$6	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $33 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $32.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $12.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Capital & Income Fund	.68%
Actual		$1,000.00	$1,132.30	$3.65
Hypothetical-C		$1,000.00	$1,021.78	$3.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	16,477,844,543.945	94.954
Withheld	875,616,757.045	5.046
TOTAL	17,353,461,300.990	100.000
Donald F. Donahue
Affirmative	16,475,304,981.550	94.940
Withheld	878,156,319.440	5.060
TOTAL	17,353,461,300.990	100.000
Bettina Doulton
Affirmative	16,570,440,321.103	95.488
Withheld	783,020,979.887	4.512
TOTAL	17,353,461,300.990	100.000
Vicki L. Fuller
Affirmative	16,590,910,486.905	95.606
Withheld	762,550,814.085	4.394
TOTAL	17,353,461,300.990	100.00
Patricia L. Kampling
Affirmative	16,469,872,791.586	94.908
Withheld	883,588,509.404	5.092
TOTAL	17,353,461,300.990	100.000
Alan J. Lacy
Affirmative	16,344,655,183.636	94.187
Withheld	1,008,806,117.354	5.813
TOTAL	17,353,461,300.990	100.000
Ned C. Lautenbach
Affirmative	15,532,663,704.227	89.508
Withheld	1,820,797,596.763	10.492
TOTAL	17,353,461,300.990	100.000
Robert A. Lawrence
Affirmative	16,389,821,876.677	94.447
Withheld	963,639,424.313	5.553
TOTAL	17,353,461,300.990	100.000
Joseph Mauriello
Affirmative	16,363,427,626.626	94.295
Withheld	990,033,674.365	5.705
TOTAL	17,353,461,300.990	100.000
Cornelia M. Small
Affirmative	16,405,902,888.605	94.540
Withheld	947,558,412.386	5.460
TOTAL	17,353,461,300.990	100.000
Garnett A. Smith
Affirmative	16,371,912,270.945	94.344
Withheld	981,549,030.045	5.656
TOTAL	17,353,461,300.990	100.000
David M. Thomas
Affirmative	16,365,966,852.048	94.310
Withheld	987,494,448.942	5.690
TOTAL	17,353,461,300.990	100.000
Susan Tomasky
Affirmative	16,483,922,579.861	94.989
Withheld	869,538,721.129	5.011
TOTAL	17,353,461,300.990	100.000
Michael E. Wiley
Affirmative	16,379,083,262.890	94.385
Withheld	974,378,038.101	5.615
TOTAL	17,353,461,300.990	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	4,253,916,673.122	68.742
Against	941,111,500.553	15.208
Abstain	738,945,957.033	11.941
Broker Non-Vote	254,227,785.000	4.108
TOTAL	6,188,201,915.709	100.000

PROPOSAL 5

A shareholder proposal to institute procedures to avoid holding investments in companies that contribute to genocide or crimes against humanity.

	# of Votes	% of Votes
Affirmative	2,146,305,818.690	34.684
Against	3,303,925,117.646	53.391
Abstain	480,748,945.773	7.769
Broker Non-Vote	257,222,033.600	4.157
TOTAL	6,188,201,915.709	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposal 5 was not approved by shareholders.

CAI-SANN-1220
1.538653.123

Fidelity® High Income Fund

Semi-Annual Report

October 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	3.4
Aramark Services, Inc.	2.4
SFR Group SA	2.2
C&W Senior Financing Designated Activity Co.	2.0
Tenet Healthcare Corp.	1.9
11.9

Top Five Market Sectors as of October 31, 2020

% of fund's net assets
Telecommunications	14.7
Energy	12.3
Cable/Satellite TV	8.3
Services	7.3
Healthcare	7.1

Quality Diversification (% of fund's net assets)

As of October 31, 2020
BBB	1.2%
BB	37.9%
B	42.5%
CCC,CC,C	12.4%
Not Rated	1.5%
Equities	2.9%
Short-Term Investments and Net Other Assets	1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2020 *
Nonconvertible Bonds	93.1%
Convertible Bonds, Preferred Stocks	0.6%
Common Stocks	1.0%
Bank Loan Obligations	1.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 21.3%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 93.7%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.6%
Broadcasting - 0.6%
DISH Network Corp.:
2.375% 3/15/24	$17,054	$15,319
3.375% 8/15/26	26,345	23,287
		38,606
Energy - 0.0%
Mesquite Energy, Inc. 15% 7/31/23 (a)(b)	2,732	2,732

TOTAL CONVERTIBLE BONDS		41,338

Nonconvertible Bonds - 93.1%
Aerospace - 4.7%
Allegheny Technologies, Inc. 5.875% 12/1/27	29,171	27,457
BBA U.S. Holdings, Inc.:
4% 3/1/28 (c)	12,000	11,605
5.375% 5/1/26 (c)	22,816	23,044
Bombardier, Inc.:
6% 10/15/22 (c)	6,535	5,931
6.125% 1/15/23 (c)	4,738	4,088
7.5% 12/1/24 (c)	1,325	997
7.5% 3/15/25 (c)	32,898	23,933
7.875% 4/15/27 (c)	6,392	4,656
BWX Technologies, Inc.:
4.125% 6/30/28 (c)	19,980	20,180
5.375% 7/15/26 (c)	17,280	17,913
Kaiser Aluminum Corp.:
4.625% 3/1/28 (c)	26,809	26,407
6.5% 5/1/25 (c)	9,190	9,741
Moog, Inc. 4.25% 12/15/27 (c)	11,760	12,069
Science Applications International Corp. 4.875% 4/1/28 (c)	1,990	2,085
TransDigm UK Holdings PLC 6.875% 5/15/26	5,135	5,109
TransDigm, Inc.:
5.5% 11/15/27	55,485	54,167
6.25% 3/15/26 (c)	32,804	34,198
6.5% 5/15/25	5,589	5,589
7.5% 3/15/27	4,474	4,619
8% 12/15/25 (c)	35,940	38,860
		332,648
Automotive & Auto Parts - 0.8%
Ford Motor Credit Co. LLC:
3.087% 1/9/23	7,780	7,702
3.219% 1/9/22	6,375	6,335
3.339% 3/28/22	4,850	4,838
4.125% 8/17/27	6,250	6,156
4.687% 6/9/25	9,550	9,779
5.113% 5/3/29	11,340	11,779
5.125% 6/16/25	7,065	7,364
		53,953
Banks & Thrifts - 1.0%
Ally Financial, Inc.:
5.75% 11/20/25	45,705	51,939
8% 11/1/31	4,926	6,723
8% 11/1/31	7,348	10,138
		68,800
Broadcasting - 2.0%
Netflix, Inc.:
4.875% 4/15/28	7,325	8,238
4.875% 6/15/30 (c)	5,105	5,826
5.375% 11/15/29 (c)	11,275	13,206
5.875% 11/15/28	9,485	11,333
6.375% 5/15/29	17,940	21,977
Sirius XM Radio, Inc.:
4.125% 7/1/30 (c)	26,000	26,728
5% 8/1/27 (c)	20,227	21,188
5.375% 7/15/26 (c)	18,249	19,006
5.5% 7/1/29 (c)	13,105	14,264
		141,766
Building Materials - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	18,966	19,846
Cable/Satellite TV - 8.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (c)	5,601	5,657
4.25% 2/1/31 (c)	18,130	18,538
4.5% 8/15/30 (c)	29,635	30,783
4.5% 5/1/32 (c)	47,900	49,457
4.75% 3/1/30 (c)	11,030	11,602
5% 2/1/28 (c)	22,338	23,522
5.125% 5/1/27 (c)	18,817	19,758
5.5% 5/1/26 (c)	26,948	28,026
5.75% 2/15/26 (c)	26,531	27,504
5.875% 5/1/27 (c)	21,160	22,078
CSC Holdings LLC:
4.125% 12/1/30 (c)	10,635	10,813
4.625% 12/1/30 (c)	34,065	34,056
5.25% 6/1/24	1,517	1,619
5.375% 2/1/28 (c)	10,000	10,625
5.5% 5/15/26 (c)	32,797	34,125
5.5% 4/15/27 (c)	12,869	13,545
7.5% 4/1/28 (c)	4,650	5,091
DISH DBS Corp.:
5.875% 11/15/24	3,152	3,171
7.75% 7/1/26	15,777	16,723
Dolya Holdco 18 DAC 5% 7/15/28 (c)	22,990	22,933
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)	16,535	16,618
6.5% 9/15/28 (c)	20,020	20,621
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)	15,200	15,960
Virgin Media Finance PLC 5% 7/15/30 (c)	16,050	15,970
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (c)(d)	26,115	26,539
5.5% 8/15/26 (c)	12,703	13,216
5.5% 5/15/29 (c)	9,873	10,548
Ziggo Bond Co. BV:
5.125% 2/28/30 (c)	26,465	27,193
6% 1/15/27 (c)	2,185	2,267
Ziggo BV:
4.875% 1/15/30 (c)	6,775	7,025
5.5% 1/15/27 (c)	20,772	21,551
		567,134
Capital Goods - 0.5%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (c)	34,661	35,673
Chemicals - 3.4%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (c)	12,045	12,617
Blue Cube Spinco, Inc.:
9.75% 10/15/23	665	681
10% 10/15/25	5,806	6,130
CF Industries Holdings, Inc.:
4.95% 6/1/43	13,945	16,716
5.15% 3/15/34	5,310	6,219
5.375% 3/15/44	9,555	11,729
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0004% 6/15/22 (c)(e)(f)	9,346	8,933
6.5% 5/15/26 (c)	21,925	20,281
6.875% 6/15/25 (c)	2,020	1,879
Methanex Corp.:
5.125% 10/15/27	20,095	20,463
5.65% 12/1/44	1,685	1,620
Olin Corp.:
5% 2/1/30	18,145	18,281
5.125% 9/15/27	2,193	2,226
5.625% 8/1/29	16,710	17,274
The Chemours Co. LLC:
5.375% 5/15/27	32,876	32,260
6.625% 5/15/23	5,481	5,467
7% 5/15/25	17,027	17,155
Valvoline, Inc.:
4.25% 2/15/30 (c)	32,930	33,589
4.375% 8/15/25	1,483	1,526
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (c)	6,785	7,068
5.625% 10/1/24 (c)	1,762	1,899
		244,013
Consumer Products - 0.4%
Mattel, Inc.:
5.875% 12/15/27 (c)	3,125	3,391
6.75% 12/31/25 (c)	23,892	25,128
Prestige Brands, Inc. 6.375% 3/1/24 (c)	671	686
		29,205
Containers - 1.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (c)	735	750
5.25% 8/15/27 (c)	4,745	4,871
5.25% 8/15/27 (c)	5,130	5,282
6% 2/15/25 (c)	8,555	8,844
Berry Global, Inc. 4.875% 7/15/26 (c)	10,529	11,029
Crown Americas LLC/Crown Americas Capital Corp. IV:
4.5% 1/15/23	1,934	2,011
4.75% 2/1/26	9,680	10,043
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (c)	31,576	31,063
7.875% 7/15/26 (c)	10,748	10,860
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)	2,375	2,417
OI European Group BV 4% 3/15/23 (c)	3,094	3,109
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (c)	7,524	7,863
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (c)	738	747
Silgan Holdings, Inc. 4.75% 3/15/25	1,062	1,083
Trivium Packaging Finance BV:
5.5% 8/15/26 (c)	19,966	20,914
8.5% 8/15/27 (c)	6,645	7,111
		127,997
Diversified Financial Services - 2.7%
Financial & Risk U.S. Holdings, Inc. 8.25% 11/15/26 (c)	5,980	6,518
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	15,905	16,177
5.25% 5/15/27	42,212	43,681
6.25% 5/15/26	29,071	30,161
6.375% 12/15/25	19,248	19,729
MSCI, Inc. 3.875% 2/15/31 (c)	6,130	6,406
Navient Corp.:
7.25% 1/25/22	6,603	6,818
7.25% 9/25/23	8,735	9,160
Springleaf Finance Corp.:
6.875% 3/15/25	8,214	9,035
7.125% 3/15/26	15,263	16,925
VMED O2 UK Financing I PLC 4.25% 1/31/31 (c)	30,025	30,025
		194,635
Diversified Media - 1.4%
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (c)	47,417	48,707
Nielsen Finance LLC/Nielsen Finance Co.:
5% 4/15/22 (c)	6,991	6,994
5.625% 10/1/28 (c)	12,480	12,917
5.875% 10/1/30 (c)	12,425	13,062
Terrier Media Buyer, Inc. 8.875% 12/15/27 (c)	14,680	15,007
		96,687
Energy - 11.9%
Apache Corp.:
5.1% 9/1/40	5,885	5,403
7.375% 8/15/47	2,085	2,012
Cheniere Energy Partners LP:
5.25% 10/1/25	60,684	61,776
5.625% 10/1/26	30,336	31,094
Cheniere Energy, Inc. 4.625% 10/15/28 (c)	14,475	14,945
Citgo Petroleum Corp.:
6.25% 8/15/22 (c)	19,057	17,866
7% 6/15/25 (c)	14,395	13,351
Comstock Resources, Inc.:
9.75% 8/15/26	10,000	10,535
9.75% 8/15/26	8,760	9,231
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	57,991	50,815
5.75% 4/1/25	46,201	41,639
6.25% 4/1/23	21,854	21,183
CVR Energy, Inc.:
5.25% 2/15/25 (c)	16,895	12,312
5.75% 2/15/28 (c)	21,059	14,373
DCP Midstream Operating LP 5.375% 7/15/25	16,932	17,779
Duke Energy Field Services 8.125% 8/16/30	6,873	7,835
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)	975	980
5.75% 1/30/28 (c)	12,140	12,595
6.625% 7/15/25 (c)	2,330	2,417
EQM Midstream Partners LP 6.5% 7/1/27 (c)	6,745	7,074
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29 (c)	14,510	14,953
Hess Midstream Partners LP:
5.125% 6/15/28 (c)	16,860	16,776
5.625% 2/15/26 (c)	25,030	25,030
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (c)	11,492	10,630
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (c)	14,960	13,988
Jonah Energy LLC 7.25% 10/15/25 (c)	23,715	771
MEG Energy Corp. 7.125% 2/1/27 (c)	5,748	5,172
New Fortress Energy LLC 6.75% 9/15/25 (c)	21,400	22,067
Occidental Petroleum Corp.:
2.9% 8/15/24	4,620	3,846
3% 2/15/27	4,535	3,424
3.4% 4/15/26	6,655	5,205
3.5% 8/15/29	20,205	14,577
4.2% 3/15/48	5,165	3,419
4.3% 8/15/39	3,290	2,237
4.4% 4/15/46	4,740	3,186
4.4% 8/15/49	2,540	1,702
5.55% 3/15/26	16,090	13,998
6.2% 3/15/40	3,200	2,598
6.45% 9/15/36	21,705	17,581
6.625% 9/1/30	10,315	9,039
7.5% 5/1/31	26,965	24,606
7.875% 9/15/31	2,230	2,029
8.875% 7/15/30	9,235	9,039
PBF Holding Co. LLC/PBF Finance Corp.:
7.25% 6/15/25	23,277	9,733
9.25% 5/15/25 (c)	19,940	17,697
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	4,650	3,650
Rattler Midstream LP 5.625% 7/15/25 (c)	20,100	20,653
Sanchez Energy Corp. 7.25% 2/15/23 (b)(c)(g)	28,768	0
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	7,093	7,146
5.5% 2/15/26	7,447	7,461
5.875% 3/15/28	9,770	10,136
6% 4/15/27	350	362
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	5,987	5,986
4.875% 2/1/31 (c)	47,385	46,243
5% 1/15/28	2,000	1,975
5.125% 2/1/25	460	461
5.375% 2/1/27	460	462
5.5% 3/1/30 (c)	8,850	8,903
5.875% 4/15/26	15,924	16,242
6.5% 7/15/27	4,800	5,028
6.875% 1/15/29	15,000	16,088
U.S.A. Compression Partners LP 6.875% 9/1/27	3,813	3,833
Viper Energy Partners LP 5.375% 11/1/27 (c)	20,983	21,417
Weatherford International Ltd. 11% 12/1/24 (c)	9,627	5,696
Western Gas Partners LP:
3.95% 6/1/25	8,680	8,056
4% 7/1/22	2,540	2,540
4.1% 2/1/25	10,035	9,454
4.65% 7/1/26	3,750	3,600
5.05% 2/1/30	27,885	26,454
5.3% 3/1/48	4,850	3,904
6.25% 2/1/50	1,700	1,562
		845,830
Environmental - 0.6%
Darling Ingredients, Inc. 5.25% 4/15/27 (c)	12,680	13,441
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	32,658	32,576
		46,017
Food/Beverage/Tobacco - 4.7%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (c)	1,018	1,045
Cott Holdings, Inc. 5.5% 4/1/25 (c)	8,092	8,355
H.J. Heinz Co. 5% 7/15/35	13,770	15,845
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)	24,735	25,428
6.75% 2/15/28 (c)	44,153	48,561
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (c)	24,176	26,291
6.5% 4/15/29 (c)	50,188	56,336
Kraft Foods Group, Inc. 5% 6/4/42	15,000	16,431
Performance Food Group, Inc.:
5.5% 10/15/27 (c)	11,850	12,146
6.875% 5/1/25 (c)	13,300	14,065
Post Holdings, Inc.:
4.625% 4/15/30 (c)	19,472	19,983
5% 8/15/26 (c)	12,708	13,178
5.5% 12/15/29 (c)	29,078	31,368
5.625% 1/15/28 (c)	11,750	12,396
5.75% 3/1/27 (c)	4,510	4,725
TreeHouse Foods, Inc. 4% 9/1/28	9,915	9,927
U.S. Foods, Inc.:
5.875% 6/15/24 (c)	4,215	4,199
6.25% 4/15/25 (c)	13,720	14,337
		334,616
Gaming - 4.8%
Boyd Gaming Corp.:
4.75% 12/1/27	5,860	5,699
6% 8/15/26	8,224	8,427
6.375% 4/1/26	14,929	15,490
Caesars Entertainment, Inc.:
6.25% 7/1/25 (c)	20,155	20,694
8.125% 7/1/27 (c)	9,850	10,280
Caesars Resort Collection LLC 5.25% 10/15/25 (c)	45,745	43,509
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	12,203	13,332
5.375% 4/15/26	999	1,110
Golden Entertainment, Inc. 7.625% 4/15/26 (c)	25,220	25,220
Golden Nugget, Inc. 6.75% 10/15/24 (c)	24,311	20,586
MCE Finance Ltd.:
4.875% 6/6/25 (c)	7,170	7,205
5.375% 12/4/29 (c)	5,605	5,402
5.75% 7/21/28 (c)	8,135	8,114
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	22,885	23,457
4.5% 1/15/28	1,429	1,450
4.625% 6/15/25 (c)	3,135	3,193
5.625% 5/1/24	12,713	13,383
5.75% 2/1/27	4,396	4,744
MGM Mirage, Inc. 5.75% 6/15/25	5,090	5,289
Scientific Games Corp. 5% 10/15/25 (c)	15,639	15,698
Stars Group Holdings BV 7% 7/15/26 (c)	15,357	16,234
Station Casinos LLC:
4.5% 2/15/28 (c)	4,160	3,942
5% 10/1/25 (c)	7,999	7,959
VICI Properties, Inc.:
3.5% 2/15/25 (c)	6,530	6,514
4.25% 12/1/26 (c)	9,370	9,528
4.625% 12/1/29 (c)	12,665	13,159
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)	11,576	10,703
Wynn Macau Ltd.:
4.875% 10/1/24 (c)	11,043	10,767
5.5% 10/1/27 (c)	8,533	7,986
		339,074
Healthcare - 7.1%
Avantor Funding, Inc. 4.625% 7/15/28 (c)	18,360	19,025
Avantor, Inc. 6% 10/1/24 (c)	11,543	12,061
Catalent Pharma Solutions 4.875% 1/15/26 (c)	2,448	2,497
Centene Corp.:
3.375% 2/15/30	14,870	15,445
4.25% 12/15/27	7,145	7,520
4.625% 12/15/29	8,735	9,510
5.375% 6/1/26 (c)	4,580	4,819
5.375% 8/15/26 (c)	28,380	30,012
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (c)	1,503	1,571
5.5% 4/1/26 (c)	6,755	7,059
Community Health Systems, Inc.:
6.25% 3/31/23	4,297	4,259
8% 3/15/26 (c)	40,496	40,658
8.625% 1/15/24 (c)	14,103	14,315
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	8,669	8,929
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (c)	25,700	26,141
HCA Holdings, Inc.:
3.5% 9/1/30	13,625	13,916
5.625% 9/1/28	13,625	15,859
5.875% 5/1/23	12,331	13,379
Hologic, Inc.:
3.25% 2/15/29 (c)	14,085	14,155
4.625% 2/1/28 (c)	259	271
IMS Health, Inc. 5% 10/15/26 (c)	3,785	3,923
Radiology Partners, Inc. 9.25% 2/1/28 (c)	11,900	12,685
Teleflex, Inc.:
4.25% 6/1/28 (c)	3,015	3,151
4.875% 6/1/26	11,052	11,494
Tenet Healthcare Corp.:
4.625% 7/15/24	16,499	16,778
4.625% 6/15/28 (c)	3,815	3,870
4.875% 1/1/26 (c)	8,160	8,278
5.125% 5/1/25	31,738	31,411
6.125% 10/1/28 (c)	19,335	18,779
6.25% 2/1/27 (c)	13,954	14,489
6.75% 6/15/23	19,086	20,127
7% 8/1/25	26,420	27,014
U.S. Renal Care, Inc. 10.625% 7/15/27 (c)	7,719	8,221
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (c)	12,649	12,994
5.875% 5/15/23 (c)	289	288
6.125% 4/15/25 (c)	22,023	22,640
7% 3/15/24 (c)	6,700	6,943
8.5% 1/31/27 (c)	4,269	4,668
9% 12/15/25 (c)	6,339	6,927
9.25% 4/1/26 (c)	10,250	11,301
Vizient, Inc. 6.25% 5/15/27 (c)	1,190	1,258
		508,640
Homebuilders/Real Estate - 0.8%
Howard Hughes Corp. 5.375% 3/15/25 (c)	20,858	20,884
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	8,245	8,554
5.5% 5/1/24	9,237	9,352
6.375% 3/1/24	4,606	4,715
Starwood Property Trust, Inc.:
4.75% 3/15/25	10,069	9,767
5% 12/15/21	4,592	4,569
		57,841
Hotels - 0.4%
Hilton Domestic Operating Co., Inc.:
4.25% 9/1/24	11,034	10,973
5.125% 5/1/26	13,631	13,801
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	573	580
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (c)	1,797	1,819
		27,173
Insurance - 2.0%
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (c)	2,025	2,010
6.75% 10/15/27 (c)	48,033	50,435
AmWINS Group, Inc. 7.75% 7/1/26 (c)	39,688	42,367
HUB International Ltd. 7% 5/1/26 (c)	12,000	12,300
USI, Inc. 6.875% 5/1/25 (c)	31,848	32,405
		139,517
Metals/Mining - 1.0%
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)	13,569	13,467
7.25% 4/1/23 (c)	19,939	20,045
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (c)	195	209
Freeport-McMoRan, Inc.:
3.55% 3/1/22	736	747
3.875% 3/15/23	10,764	11,119
Nufarm Australia Ltd. 5.75% 4/30/26 (c)	24,883	25,132
		70,719
Restaurants - 1.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (c)	21,045	20,940
4.25% 5/15/24 (c)	12,673	12,933
5% 10/15/25 (c)	9,436	9,673
5.75% 4/15/25 (c)	3,930	4,187
Yum! Brands, Inc. 7.75% 4/1/25 (c)	19,915	21,876
		69,609
Services - 7.1%
AECOM:
5.125% 3/15/27	26,360	28,830
5.875% 10/15/24	14,724	16,196
APX Group, Inc. 6.75% 2/15/27 (c)	12,960	13,511
Aramark Services, Inc.:
4.75% 6/1/26	13,365	13,281
5% 4/1/25 (c)	6,344	6,440
5% 2/1/28 (c)	74,495	75,155
6.375% 5/1/25 (c)	67,565	70,868
Ascend Learning LLC:
6.875% 8/1/25 (c)	17,426	17,972
6.875% 8/1/25 (c)	9,095	9,243
ASGN, Inc. 4.625% 5/15/28 (c)	6,430	6,612
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (c)	18,510	18,788
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)	39,343	36,971
CoreCivic, Inc.:
4.625% 5/1/23	2,448	2,240
5% 10/15/22	11,751	11,252
Fair Isaac Corp. 5.25% 5/15/26 (c)	17,854	19,818
Frontdoor, Inc. 6.75% 8/15/26 (c)	4,078	4,353
Gartner, Inc. 3.75% 10/1/30 (c)	6,630	6,780
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	36,499	36,145
Laureate Education, Inc. 8.25% 5/1/25 (c)	19,600	20,878
Service Corp. International 5.125% 6/1/29	12,173	13,303
Sotheby's 7.375% 10/15/27 (c)	23,700	24,272
Tempo Acquisition LLC:
5.75% 6/1/25 (c)	7,405	7,757
6.75% 6/1/25 (c)	32,342	32,819
The GEO Group, Inc.:
5.875% 10/15/24	3,649	2,527
6% 4/15/26	13,385	8,696
		504,707
Super Retail - 0.8%
EG Global Finance PLC:
6.75% 2/7/25 (c)	15,888	15,570
8.5% 10/30/25 (c)	19,353	19,798
The William Carter Co. 5.625% 3/15/27 (c)	7,749	8,132
Wolverine World Wide, Inc. 6.375% 5/15/25 (c)	12,945	13,786
		57,286
Technology - 4.0%
Banff Merger Sub, Inc. 9.75% 9/1/26 (c)	6,235	6,554
Black Knight InfoServ LLC 3.625% 9/1/28 (c)	16,470	16,676
Boxer Parent Co., Inc. 7.125% 10/2/25 (c)	4,580	4,910
Camelot Finance SA 4.5% 11/1/26 (c)	12,670	13,177
CDK Global, Inc.:
4.875% 6/1/27	700	725
5.25% 5/15/29 (c)	10,200	10,942
5.875% 6/15/26	8,821	9,185
Entegris, Inc. 4.375% 4/15/28 (c)	9,725	10,114
Gartner, Inc. 4.5% 7/1/28 (c)	8,790	9,176
Match Group Holdings II LLC 4.125% 8/1/30 (c)	3,610	3,687
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	22,030	24,894
Nortonlifelock, Inc. 5% 4/15/25 (c)	30,251	30,809
Nuance Communications, Inc. 5.625% 12/15/26	14,955	15,703
ON Semiconductor Corp. 3.875% 9/1/28 (c)	7,205	7,331
Open Text Holdings, Inc. 4.125% 2/15/30 (c)	17,480	18,136
Rackspace Hosting, Inc. 8.625% 11/15/24 (c)	49,789	51,843
Sensata Technologies BV 5% 10/1/25 (c)	2,966	3,238
Sensata Technologies, Inc. 3.75% 2/15/31 (c)	2,000	1,980
SS&C Technologies, Inc. 5.5% 9/30/27 (c)	17,716	18,829
TTM Technologies, Inc. 5.625% 10/1/25 (c)	28,741	29,531
		287,440
Telecommunications - 14.3%
Altice Financing SA:
5% 1/15/28 (c)	18,495	17,940
7.5% 5/15/26 (c)	37,330	38,963
Altice France Holding SA 6% 2/15/28 (c)	22,470	21,552
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (c)	102,057	107,466
7.5% 10/15/26 (c)	35,342	37,215
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)	3,945	3,915
5.625% 9/15/28 (c)	2,520	2,545
Century Telephone Enterprises, Inc. 6.875% 1/15/28	845	938
CenturyLink, Inc.:
5.125% 12/15/26 (c)	53,700	54,908
5.625% 4/1/25	9,605	10,085
Cogent Communications Group, Inc. 5.375% 3/1/22 (c)	3,779	3,845
Communications Sales & Leasing, Inc. 8.25% 10/15/23	13,010	12,815
Frontier Communications Corp. 5.875% 10/15/27 (c)	28,075	28,601
Intelsat Jackson Holdings SA 8% 2/15/24 (c)	77,335	78,495
Level 3 Financing, Inc.:
3.625% 1/15/29 (c)	9,250	8,949
4.25% 7/1/28 (c)	24,755	24,879
4.625% 9/15/27 (c)	24,675	25,169
Millicom International Cellular SA:
4.5% 4/27/31 (c)	1,020	1,035
5.125% 1/15/28 (c)	11,300	11,858
6.25% 3/25/29 (c)	4,195	4,638
6.625% 10/15/26 (c)	34,393	37,144
Sable International Finance Ltd. 5.75% 9/7/27 (c)	11,453	12,140
SFR Group SA:
5.125% 1/15/29 (c)	29,280	29,234
5.5% 1/15/28 (c)	28,725	29,102
7.375% 5/1/26 (c)	38,741	40,434
8.125% 2/1/27 (c)	52,833	57,456
Sprint Capital Corp.:
6.875% 11/15/28	27,368	34,586
8.75% 3/15/32	15,205	22,750
Sprint Communications, Inc. 6% 11/15/22	12,834	13,737
Sprint Corp.:
7.125% 6/15/24	12,655	14,556
7.875% 9/15/23	49,855	56,897
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (c)	12,185	13,579
3.875% 4/15/30 (c)	12,185	13,688
4.5% 2/1/26	1,493	1,530
5.375% 4/15/27	3,000	3,203
Telecom Italia Capital SA 6% 9/30/34	4,978	5,792
Telecom Italia SpA 5.303% 5/30/24 (c)	12,228	13,230
Uniti Group, Inc.:
7.125% 12/15/24 (c)	26,290	25,137
7.875% 2/15/25 (c)	60,645	64,284
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)	8,315	8,161
6.125% 3/1/28 (c)	24,560	24,775
		1,017,226
Transportation Ex Air/Rail - 0.2%
XPO Logistics, Inc. 6.25% 5/1/25 (c)	16,290	17,313
Utilities - 5.4%
Clearway Energy Operating LLC:
4.75% 3/15/28 (c)	3,020	3,175
5% 9/15/26	3,515	3,633
5.75% 10/15/25	1,180	1,236
DCP Midstream Operating LP:
5.125% 5/15/29	36,833	36,626
5.625% 7/15/27	13,745	14,245
Global Partners LP/GLP Finance Corp. 7% 8/1/27	16,591	17,079
InterGen NV 7% 6/30/23 (c)	42,782	40,429
NextEra Energy Partners LP:
4.25% 9/15/24 (c)	13,775	14,429
4.5% 9/15/27 (c)	357	390
NRG Energy, Inc.:
5.25% 6/15/29 (c)	10,490	11,369
5.75% 1/15/28	8,281	8,907
6.625% 1/15/27	1,757	1,849
7.25% 5/15/26	979	1,035
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (c)	17,295	18,333
Pattern Energy Operations LP 4.5% 8/15/28 (c)	5,075	5,291
PG&E Corp. 5.25% 7/1/30	34,070	34,070
Pike Corp. 5.5% 9/1/28 (c)	23,079	23,603
Talen Energy Supply LLC 10.5% 1/15/26 (c)	5,816	4,028
TerraForm Power Operating LLC:
4.25% 1/31/23 (c)	7,171	7,296
4.75% 1/15/30 (c)	7,653	8,212
5% 1/31/28 (c)	12,590	13,822
The AES Corp.:
4.5% 3/15/23	919	924
5.125% 9/1/27	2,599	2,788
6% 5/15/26	9,707	10,171
Vistra Operations Co. LLC:
5% 7/31/27 (c)	49,576	51,807
5.5% 9/1/26 (c)	21,678	22,437
5.625% 2/15/27 (c)	26,245	27,360
		384,544

TOTAL NONCONVERTIBLE BONDS		6,619,909

TOTAL CORPORATE BONDS
(Cost $6,648,194)		6,661,247
	Shares	Value (000s)

Common Stocks - 1.0%
Automotive & Auto Parts - 0.0%
Motors Liquidation Co. GUC Trust (h)	1,502	2
Energy - 0.4%
California Resources Corp. (h)	25,753	345
California Resources Corp. (a)	27,012	326
California Resources Corp. warrants 10/27/24 (h)	9,174	0
Denbury, Inc. (h)	1,317,818	21,863
Forbes Energy Services Ltd. (h)	47,062	4
Sanchez Energy Corp. (b)	147,579	3,800
Weatherford International PLC (h)	72,884	152

TOTAL ENERGY		26,490

Food & Drug Retail - 0.6%
Southeastern Grocers, Inc. (b)(h)	559,052	40,816
Telecommunications - 0.0%
Crown Castle International Corp.	19,105	2,984
CUI Acquisition Corp. Class E (b)(h)	1	24

TOTAL TELECOMMUNICATIONS		3,008

TOTAL COMMON STOCKS
(Cost $76,443)		70,316
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 1.8%
Cable/Satellite TV - 0.3%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (e)(f)(i)	20,073	19,630
Energy - 0.0%
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 0% 3/1/24 (f)(g)(i)	25,259	158
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (b)(f)(g)(i)	7,758	0
term loan 3 month U.S. LIBOR + 0.000% 0% 12/31/49 (b)(f)(g)(i)	3,310	0

TOTAL ENERGY		158

Gaming - 0.3%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (e)(f)(i)	4,970	4,790
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (e)(f)(i)	18,593	16,338

TOTAL GAMING		21,128

Insurance - 0.2%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2147% 4/25/25 (e)(f)(i)	10,708	10,283
Services - 0.2%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (e)(f)(i)	85	83
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (e)(f)(i)	16,163	15,229
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (e)(f)(i)	2,143	1,990

TOTAL SERVICES		17,302

Technology - 0.4%
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (e)(f)(i)	28,205	28,011
Telecommunications - 0.4%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (e)(f)(i)	16,730	16,790
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (e)(f)(i)	1,485	1,491
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/22 (e)(f)(i)(j)	11,361	11,531

TOTAL TELECOMMUNICATIONS		29,812

TOTAL BANK LOAN OBLIGATIONS
(Cost $146,657)		126,324

Preferred Securities - 0.0%
Energy - 0.0%
Summit Midstream Partners LP 9.5% (Cost $5,208)(e)(k)	5,208	1,008
	Shares	Value (000s)

Fixed-Income Funds - 1.9%
iShares iBoxx $ High Yield Corporate Bond ETF
(Cost $133,693)	1,580,934	132,610

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.10% (l)
(Cost $95,904)	95,894,551	95,914
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $7,106,099)		7,087,419
NET OTHER ASSETS (LIABILITIES) - 0.3%		21,614
NET ASSETS - 100%		$7,109,033

Security Type Abbreviations

ETF – Exchange-Traded Fund

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,058,000 or 0.0% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,709,686,000 or 66.2% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Non-income producing - Security is in default.

 (h) Non-income producing

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $5,680,000 and $5,765,000 respectively.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
California Resources Corp.	10/27/20	$174
Mesquite Energy, Inc. 15% 7/31/23	7/10/20 - 10/15/20	$2,732

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$181
Total	$181

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$24	$--	$--	$24
Consumer Staples	40,816	--	--	40,816
Energy	26,490	22,364	326	3,800
Financials	2	2	--	--
Real Estate	2,984	2,984	--	--
Corporate Bonds	6,661,247	--	6,658,515	2,732
Bank Loan Obligations	126,324	--	126,324	--
Preferred Securities	1,008	--	1,008	--
Fixed-Income Funds	132,610	132,610	--	--
Money Market Funds	95,914	95,914	--	--
Total Investments in Securities:	$7,087,419	$253,874	$6,786,173	$47,372

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.7%
Luxembourg	5.0%
Canada	2.8%
Multi-National	2.7%
Netherlands	2.5%
Ireland	2.3%
France	2.2%
United Kingdom	1.9%
Cayman Islands	1.3%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,010,195)	$6,991,505
Fidelity Central Funds (cost $95,904)	95,914
Total Investment in Securities (cost $7,106,099)		$7,087,419
Receivable for investments sold		71,016
Receivable for fund shares sold		8,144
Interest receivable		102,318
Distributions receivable from Fidelity Central Funds		16
Prepaid expenses		10
Total assets		7,268,923
Liabilities
Payable for investments purchased
Regular delivery	$129,517
Delayed delivery	16,213
Payable for fund shares redeemed	6,467
Distributions payable	3,616
Accrued management fee	3,137
Distribution and service plan fees payable	69
Other affiliated payables	800
Other payables and accrued expenses	71
Total liabilities		159,890
Net Assets		$7,109,033
Net Assets consist of:
Paid in capital		$7,555,728
Total accumulated earnings (loss)		(446,695)
Net Assets		$7,109,033
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($145,502 ÷ 17,349 shares)(a)		$8.39
Maximum offering price per share (100/96.00 of $8.39)		$8.74
Class M:
Net Asset Value and redemption price per share ($40,099 ÷ 4,781 shares)(a)		$8.39
Maximum offering price per share (100/96.00 of $8.39)		$8.74
Class C:
Net Asset Value and offering price per share ($35,233 ÷ 4,199 shares)(a)		$8.39
Fidelity High Income Fund:
Net Asset Value, offering price and redemption price per share ($4,066,408 ÷ 484,818 shares)		$8.39
Class I:
Net Asset Value, offering price and redemption price per share ($2,580,152 ÷ 307,659 shares)		$8.39
Class Z:
Net Asset Value, offering price and redemption price per share ($241,639 ÷ 28,812 shares)		$8.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$1,431
Interest		160,431
Income from Fidelity Central Funds		181
Total income		162,043
Expenses
Management fee	$16,458
Transfer agent fees	3,674
Distribution and service plan fees	422
Accounting fees and expenses	606
Custodian fees and expenses	24
Independent trustees' fees and expenses	15
Registration fees	182
Audit	59
Legal	7
Miscellaneous	27
Total expenses before reductions	21,474
Expense reductions	(23)
Total expenses after reductions		21,451
Net investment income (loss)		140,592
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(83,234)
Fidelity Central Funds	4
Total net realized gain (loss)		(83,230)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	355,586
Fidelity Central Funds	(20)
Total change in net unrealized appreciation (depreciation)		355,566
Net gain (loss)		272,336
Net increase (decrease) in net assets resulting from operations		$412,928

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$140,592	$271,845
Net realized gain (loss)	(83,230)	(102,571)
Change in net unrealized appreciation (depreciation)	355,566	(437,488)
Net increase (decrease) in net assets resulting from operations	412,928	(268,214)
Distributions to shareholders	(134,456)	(266,971)
Share transactions - net increase (decrease)	2,119,963	121,991
Total increase (decrease) in net assets	2,398,435	(413,194)
Net Assets
Beginning of period	4,710,598	5,123,792
End of period	$7,109,033	$4,710,598

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity High Income Fund Class A

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$7.93	$8.83	$8.56
Income from Investment Operations
Net investment income (loss)B	.185	.438	.192
Net realized and unrealized gain (loss)	.453	(.908)	.286
Total from investment operations	.638	(.470)	.478
Distributions from net investment income	(.178)	(.430)	(.208)
Total distributions	(.178)	(.430)	(.208)
Net asset value, end of period	$8.39	$7.93	$8.83
Total ReturnC,D,E	8.07%	(5.63)%	5.68%
Ratios to Average Net AssetsF,G
Expenses before reductions	.97%H	.98%	.99%H
Expenses net of fee waivers, if any	.97%H	.98%	.99%H
Expenses net of all reductions	.97%H	.98%	.99%H
Net investment income (loss)	4.40%H	5.04%	5.60%H
Supplemental Data
Net assets, end of period (in millions)	$146	$144	$170
Portfolio turnover rateI	43%H	44%J	62%K

 A For the period December 4, 2018 (commencement of sale of shares) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity High Income Fund Class M

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$7.93	$8.83	$8.56
Income from Investment Operations
Net investment income (loss)B	.185	.438	.191
Net realized and unrealized gain (loss)	.452	(.909)	.286
Total from investment operations	.637	(.471)	.477
Distributions from net investment income	(.177)	(.429)	(.207)
Total distributions	(.177)	(.429)	(.207)
Net asset value, end of period	$8.39	$7.93	$8.83
Total ReturnC,D,E	8.06%	(5.64)%	5.68%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H	.99%	1.01%H
Expenses net of fee waivers, if any	.99%H	.99%	1.01%H
Expenses net of all reductions	.99%H	.99%	1.01%H
Net investment income (loss)	4.38%H	5.02%	5.59%H
Supplemental Data
Net assets, end of period (in millions)	$40	$40	$50
Portfolio turnover rateI	43%H	44%J	62%K

 A For the period December 4, 2018 (commencement of sale of shares) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity High Income Fund Class C

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$7.93	$8.83	$8.56
Income from Investment Operations
Net investment income (loss)B	.153	.372	.166
Net realized and unrealized gain (loss)	.452	(.909)	.285
Total from investment operations	.605	(.537)	.451
Distributions from net investment income	(.145)	(.363)	(.181)
Total distributions	(.145)	(.363)	(.181)
Net asset value, end of period	$8.39	$7.93	$8.83
Total ReturnC,D,E	7.65%	(6.35)%	5.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.74%H	1.75%	1.77%H
Expenses net of fee waivers, if any	1.74%H	1.75%	1.77%H
Expenses net of all reductions	1.74%H	1.75%	1.77%H
Net investment income (loss)	3.63%H	4.27%	4.84%H
Supplemental Data
Net assets, end of period (in millions)	$35	$36	$52
Portfolio turnover rateI	43%H	44%J	62%K

 A For the period December 4, 2018 (commencement of sale of shares) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity High Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$7.93	$8.83	$8.83	$8.94	$8.31	$9.04
Income from Investment Operations
Net investment income (loss)A	.197	.464	.493	.513	.501	.503
Net realized and unrealized gain (loss)	.453	(.909)	–B	(.137)	.597	(.741)
Total from investment operations	.650	(.445)	.493	.376	1.098	(.238)
Distributions from net investment income	(.190)	(.455)	(.493)	(.486)	(.469)	(.493)
Total distributions	(.190)	(.455)	(.493)	(.486)	(.469)	(.493)
Redemption fees added to paid in capitalA	–	–	–	–B	.001	.001
Net asset value, end of period	$8.39	$7.93	$8.83	$8.83	$8.94	$8.31
Total ReturnC,D	8.22%	(5.35)%	5.83%	4.27%	13.56%	(2.47)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%G	.69%	.70%	.70%	.72%	.73%
Expenses net of fee waivers, if any	.69%G	.69%	.70%	.70%	.72%	.73%
Expenses net of all reductions	.69%G	.69%	.70%	.70%	.72%	.73%
Net investment income (loss)	4.68%G	5.33%	5.66%	5.73%	5.81%	6.00%
Supplemental Data
Net assets, end of period (in millions)	$4,066	$3,871	$4,392	$4,324	$4,492	$4,434
Portfolio turnover rateH	43%G	44%I	62%J	51%	52%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity High Income Fund Class I

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$7.93	$8.83	$8.56
Income from Investment Operations
Net investment income (loss)B	.194	.458	.199
Net realized and unrealized gain (loss)	.454	(.907)	.286
Total from investment operations	.648	(.449)	.485
Distributions from net investment income	(.188)	(.451)	(.215)
Total distributions	(.188)	(.451)	(.215)
Net asset value, end of period	$8.39	$7.93	$8.83
Total ReturnC,D	8.21%	(5.40)%	5.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	.73%G	.74%	.78%G
Expenses net of fee waivers, if any	.73%G	.74%	.78%G
Expenses net of all reductions	.72%G	.74%	.78%G
Net investment income (loss)	4.65%G	5.28%	5.81%G
Supplemental Data
Net assets, end of period (in millions)	$2,580	$558	$448
Portfolio turnover rateH	43%G	44%I	62%J

 A For the period December 4, 2018 (commencement of sale of shares) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity High Income Fund Class Z

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$7.93	$8.83	$8.56
Income from Investment Operations
Net investment income (loss)B	.197	.464	.201
Net realized and unrealized gain (loss)	.455	(.904)	.289
Total from investment operations	.652	(.440)	.490
Distributions from net investment income	(.192)	(.460)	(.220)
Total distributions	(.192)	(.460)	(.220)
Net asset value, end of period	$8.39	$7.93	$8.83
Total ReturnC,D	8.26%	(5.30)%	5.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.63%G	.63%	.64%G
Expenses net of fee waivers, if any	.63%G	.63%	.64%G
Expenses net of all reductions	.62%G	.63%	.63%G
Net investment income (loss)	4.75%G	5.39%	5.85%G
Supplemental Data
Net assets, end of period (in millions)	$242	$61	$13
Portfolio turnover rateH	43%G	44%I	62%J

 A For the period December 4, 2018 (commencement of sale of shares) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity High Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, equity-debt classifications, certain conversion ratio adjustments, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$227,752
Gross unrealized depreciation	(230,563)
Net unrealized appreciation (depreciation)	$(2,811)
Tax cost	$7,090,230

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(99,966)
Long-term	(272,458)
Total capital loss carryforward	$(372,424)

Approximately $15,947 of the Fund's realized capital losses and $16,510 of the Fund's unrealized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $17,403 of those capital losses per year to offset capital gains. These realized and unrealized losses were acquired from Fidelity Advisor High Income Fund when it merged into the Fund in a prior period.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity High Income Fund	3,479,791	1,236,266

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$184	$3
Class M	-%	.25%	51	–(a)
Class C	.75%	.25%	187	10
			$422	$13

 (a) Amount represents less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4
Class M	1
Class C(a)	1
$6

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$112.15
Class M	34.16
Class C	33.18
Fidelity High Income Fund	2,338.11
Class I	1,125.15
Class Z	32.05
	$3,674

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity High Income Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 12,631 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $112,257. The Fund had a net realized gain of $4,389 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity High Income Fund	$6

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled less than five hundred dollars for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $18.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2020	Year ended April 30, 2020
Distributions to shareholders
Class A	$3,143	$8,150
Class M	873	2,479
Class C	649	1,908
Fidelity High Income Fund	94,005	225,692
Class I	32,863	26,243
Class Z	2,923	2,499
Total	$134,456	$266,971

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2020	Year ended April 30, 2020	Six months ended October 31, 2020	Year ended April 30, 2020
Class A
Shares sold	921	2,794	$7,697	$24,364
Reinvestment of distributions	332	830	2,776	7,189
Shares redeemed	(2,045)	(4,721)	(17,022)	(40,339)
Net increase (decrease)	(792)	(1,097)	$(6,549)	$(8,786)
Class M
Shares sold	189	929	$1,562	$8,069
Reinvestment of distributions	95	265	796	2,295
Shares redeemed	(605)	(1,745)	(5,033)	(14,688)
Net increase (decrease)	(321)	(551)	$(2,675)	$(4,324)
Class C
Shares sold	256	495	$2,124	$4,250
Reinvestment of distributions	71	201	598	1,741
Shares redeemed	(694)	(2,003)	(5,803)	(17,129)
Net increase (decrease)	(367)	(1,307)	$(3,081)	$(11,138)
Fidelity High Income Fund
Shares sold	61,682	164,477	$508,086	$1,383,939
Reinvestment of distributions	9,200	20,940	76,999	181,398
Shares redeemed	(74,451)	(194,580)(a)	(621,992)	(1,639,874)(a)
Net increase (decrease)	(3,569)	(9,163)	$(36,907)	$(74,537)
Class I
Shares sold	253,133	45,132	$2,124,877	$386,113
Reinvestment of distributions	3,415	2,710	28,681	23,418
Shares redeemed	(19,296)	(28,148)(a)	(161,634)	(243,683)(a)
Net increase (decrease)	237,252	19,694	$1,991,924	$165,848
Class Z
Shares sold	24,000	8,794	$201,654	$75,919
Reinvestment of distributions	314	237	2,640	2,038
Shares redeemed	(3,207)	(2,742)	(27,043)	(23,029)
Net increase (decrease)	21,107	6,289	$177,251	$54,928

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity High Income Fund
Class A	.97%
Actual		$1,000.00	$1,080.70	$5.09
Hypothetical-C		$1,000.00	$1,020.32	$4.94
Class M	.99%
Actual		$1,000.00	$1,080.60	$5.19
Hypothetical-C		$1,000.00	$1,020.21	$5.04
Class C	1.74%
Actual		$1,000.00	$1,076.50	$9.11
Hypothetical-C		$1,000.00	$1,016.43	$8.84
Fidelity High Income Fund	.69%
Actual		$1,000.00	$1,082.20	$3.62
Hypothetical-C		$1,000.00	$1,021.73	$3.52
Class I	.73%
Actual		$1,000.00	$1,082.10	$3.83
Hypothetical-C		$1,000.00	$1,021.53	$3.72
Class Z	.63%
Actual		$1,000.00	$1,082.60	$3.31
Hypothetical-C		$1,000.00	$1,022.03	$3.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	16,477,844,543.945	94.954
Withheld	875,616,757.045	5.046
TOTAL	17,353,461,300.990	100.000
Donald F. Donahue
Affirmative	16,475,304,981.550	94.940
Withheld	878,156,319.440	5.060
TOTAL	17,353,461,300.990	100.000
Bettina Doulton
Affirmative	16,570,440,321.103	95.488
Withheld	783,020,979.887	4.512
TOTAL	17,353,461,300.990	100.000
Vicki L. Fuller
Affirmative	16,590,910,486.905	95.606
Withheld	762,550,814.085	4.394
TOTAL	17,353,461,300.990	100.00
Patricia L. Kampling
Affirmative	16,469,872,791.586	94.908
Withheld	883,588,509.404	5.092
TOTAL	17,353,461,300.990	100.000
Alan J. Lacy
Affirmative	16,344,655,183.636	94.187
Withheld	1,008,806,117.354	5.813
TOTAL	17,353,461,300.990	100.000
Ned C. Lautenbach
Affirmative	15,532,663,704.227	89.508
Withheld	1,820,797,596.763	10.492
TOTAL	17,353,461,300.990	100.000
Robert A. Lawrence
Affirmative	16,389,821,876.677	94.447
Withheld	963,639,424.313	5.553
TOTAL	17,353,461,300.990	100.000
Joseph Mauriello
Affirmative	16,363,427,626.626	94.295
Withheld	990,033,674.365	5.705
TOTAL	17,353,461,300.990	100.000
Cornelia M. Small
Affirmative	16,405,902,888.605	94.540
Withheld	947,558,412.386	5.460
TOTAL	17,353,461,300.990	100.000
Garnett A. Smith
Affirmative	16,371,912,270.945	94.344
Withheld	981,549,030.045	5.656
TOTAL	17,353,461,300.990	100.000
David M. Thomas
Affirmative	16,365,966,852.048	94.310
Withheld	987,494,448.942	5.690
TOTAL	17,353,461,300.990	100.000
Susan Tomasky
Affirmative	16,483,922,579.861	94.989
Withheld	869,538,721.129	5.011
TOTAL	17,353,461,300.990	100.000
Michael E. Wiley
Affirmative	16,379,083,262.890	94.385
Withheld	974,378,038.101	5.615
TOTAL	17,353,461,300.990	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	1,938,025,834.700	66.386
Against	471,175,917.812	16.140
Abstain	339,614,021.130	11.633
Broker Non-Vote	170,497,954.180	5.840
TOTAL	2,919,313,727.823	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposal 2 was not approved by shareholders.

SPH-SANN-1220
1.538299.123

Fidelity® Focused High Income Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	4.0
Centene Corp.	2.6
Sirius XM Radio, Inc.	2.6
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.6
Cheniere Energy Partners LP	2.5
14.3

Top Five Market Sectors as of October 31, 2020

% of fund's net assets
Energy	12.6
Telecommunications	11.3
Utilities	8.7
Healthcare	8.7
Cable/Satellite TV	8.4

Quality Diversification (% of fund's net assets)

As of October 31, 2020
BBB	3.7%
BB	62.7%
B	28.4%
Not Rated	0.9%
Equities	0.1%
Short-Term Investments and Net Other Assets	4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2020*
Nonconvertible Bonds	94.4%
Convertible Bonds, Preferred Stocks	0.4%
Common Stocks	0.1%
Bank Loan Obligations	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.2%

 * Foreign investments - 16.5%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 94.8%
	Principal Amount	Value
Convertible Bonds - 0.4%
Broadcasting - 0.4%
DISH Network Corp.:
2.375% 3/15/24	$1,230,000	$1,104,841
3.375% 8/15/26	680,000	601,059
		1,705,900
Nonconvertible Bonds - 94.4%
Aerospace - 3.7%
BBA U.S. Holdings, Inc.:
4% 3/1/28 (a)	1,500,000	1,450,590
5.375% 5/1/26 (a)	1,620,000	1,636,200
BWX Technologies, Inc.:
4.125% 6/30/28 (a)	795,000	802,950
5.375% 7/15/26 (a)	3,000,000	3,109,890
Kaiser Aluminum Corp.:
4.625% 3/1/28 (a)	1,615,000	1,590,775
6.5% 5/1/25 (a)	430,000	455,800
Moog, Inc. 4.25% 12/15/27 (a)	1,440,000	1,477,800
Science Applications International Corp. 4.875% 4/1/28 (a)	150,000	157,134
TransDigm, Inc.:
6.25% 3/15/26 (a)	4,115,000	4,289,888
6.5% 5/15/25	165,000	165,000
7.5% 3/15/27	145,000	149,713
8% 12/15/25 (a)	1,505,000	1,627,281
		16,913,021
Automotive & Auto Parts - 0.8%
Ford Motor Credit Co. LLC:
3.087% 1/9/23	565,000	559,350
3.219% 1/9/22	480,000	477,005
3.339% 3/28/22	360,000	359,100
4.687% 6/9/25	715,000	732,160
5.113% 5/3/29	850,000	882,938
5.125% 6/16/25	530,000	552,414
		3,562,967
Banks & Thrifts - 1.5%
Ally Financial, Inc.:
5.75% 11/20/25	5,457,000	6,201,371
8% 11/1/31	450,000	620,878
		6,822,249
Broadcasting - 4.6%
Netflix, Inc.:
3.625% 6/15/25 (a)	740,000	768,675
4.375% 11/15/26	610,000	662,144
4.875% 4/15/28	1,370,000	1,540,839
4.875% 6/15/30 (a)	385,000	439,381
5.375% 11/15/29 (a)	845,000	989,706
5.875% 11/15/28	695,000	830,383
6.375% 5/15/29	3,215,000	3,938,375
Sirius XM Radio, Inc.:
4.125% 7/1/30 (a)	2,000,000	2,056,020
4.625% 7/15/24 (a)	430,000	443,416
5% 8/1/27 (a)	2,285,000	2,393,538
5.375% 7/15/26 (a)	2,200,000	2,291,212
5.5% 7/1/29 (a)	4,625,000	5,034,081
		21,387,770
Building Materials - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	1,320,000	1,381,222
Cable/Satellite TV - 8.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (a)	5,000,000	5,112,500
4.5% 8/15/30 (a)	675,000	701,156
4.5% 5/1/32 (a)	1,105,000	1,140,913
5% 2/1/28 (a)	3,780,000	3,980,340
5.125% 5/1/27 (a)	2,110,000	2,215,500
5.375% 5/1/25 (a)	1,000,000	1,027,000
5.5% 5/1/26 (a)	2,290,000	2,381,600
5.875% 5/1/27 (a)	1,630,000	1,700,709
CSC Holdings LLC:
4.125% 12/1/30 (a)	2,835,000	2,882,571
5.375% 2/1/28 (a)	1,500,000	1,593,750
5.5% 5/15/26 (a)	1,200,000	1,248,600
5.5% 4/15/27 (a)	1,320,000	1,389,300
5.75% 1/15/30 (a)	1,600,000	1,710,472
DISH DBS Corp. 5.875% 11/15/24	1,330,000	1,338,027
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	3,200,000	3,360,000
Virgin Media Finance PLC 5% 7/15/30 (a)	105,000	104,475
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (a)(b)	1,060,000	1,077,225
5.5% 8/15/26 (a)	1,460,000	1,518,911
5.5% 5/15/29 (a)	740,000	790,623
Ziggo Bond Co. BV 6% 1/15/27 (a)	300,000	311,250
Ziggo BV 5.5% 1/15/27 (a)	3,010,000	3,122,875
		38,707,797
Chemicals - 4.2%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (a)	935,000	979,413
CF Industries Holdings, Inc.:
4.95% 6/1/43	5,000	5,994
5.15% 3/15/34	1,500,000	1,756,875
5.375% 3/15/44	475,000	583,063
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0004% 6/15/22 (a)(c)(d)	1,330,000	1,271,203
6.5% 5/15/26 (a)	1,572,000	1,454,100
6.875% 6/15/25 (a)	140,000	130,200
Methanex Corp.:
5.125% 10/15/27	1,405,000	1,430,712
5.65% 12/1/44	110,000	105,738
Olin Corp.:
5% 2/1/30	2,565,000	2,584,238
5.125% 9/15/27	1,695,000	1,720,425
5.625% 8/1/29	305,000	315,291
The Chemours Co. LLC:
5.375% 5/15/27	1,000,000	981,250
7% 5/15/25	1,205,000	1,214,038
Valvoline, Inc.:
4.25% 2/15/30 (a)	255,000	260,100
4.375% 8/15/25	2,490,000	2,561,588
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (a)	505,000	526,089
5.625% 10/1/24 (a)	1,200,000	1,293,240
		19,173,557
Consumer Products - 0.1%
Mattel, Inc. 6.75% 12/31/25 (a)	375,000	394,406
Containers - 1.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (a)	50,000	51,000
6% 2/15/25 (a)	235,000	242,931
Berry Global, Inc. 4.875% 7/15/26 (a)	635,000	665,163
OI European Group BV 4% 3/15/23 (a)	1,230,000	1,236,150
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	460,000	480,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	72,000	72,900
Silgan Holdings, Inc. 4.75% 3/15/25	810,000	826,200
Trivium Packaging Finance BV 5.5% 8/15/26 (a)	1,215,000	1,272,713
		4,847,757
Diversified Financial Services - 4.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	3,610,000	3,671,659
5.25% 5/15/27	6,175,000	6,389,931
6.25% 5/15/26	1,620,000	1,680,750
MSCI, Inc. 4% 11/15/29 (a)	2,000,000	2,087,320
Navient Corp.:
5.5% 1/25/23	835,000	832,913
7.25% 1/25/22	605,000	624,663
7.25% 9/25/23	1,765,000	1,851,044
Springleaf Finance Corp.:
6.875% 3/15/25	1,105,000	1,215,500
7.125% 3/15/26	500,000	554,430
VMED O2 UK Financing I PLC 4.25% 1/31/31 (a)	2,185,000	2,185,000
		21,093,210
Diversified Media - 1.1%
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	2,130,000	2,187,936
Nielsen Finance LLC/Nielsen Finance Co.:
5% 4/15/22 (a)	823,000	823,412
5.625% 10/1/28 (a)	910,000	941,850
5.875% 10/1/30 (a)	905,000	951,381
		4,904,579
Electric Utilities No Longer Use - 0.0%
TerraForm Power Operating LLC 4.75% 1/15/30 (a)	130,000	139,489
Energy - 12.5%
Cheniere Energy Partners LP:
5.25% 10/1/25	4,820,000	4,906,760
5.625% 10/1/26	6,235,000	6,390,875
Cheniere Energy, Inc. 4.625% 10/15/28 (a)	1,015,000	1,047,988
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	1,748,000	1,531,685
5.75% 4/1/25	4,312,000	3,886,190
6.25% 4/1/23	1,170,000	1,134,087
CVR Energy, Inc.:
5.25% 2/15/25 (a)	1,200,000	874,500
5.75% 2/15/28 (a)	150,000	102,375
DCP Midstream Operating LP 5.375% 7/15/25	2,410,000	2,530,500
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	75,000	75,375
5.75% 1/30/28 (a)	735,000	762,563
6.625% 7/15/25 (a)	170,000	176,375
EQM Midstream Partners LP 6.5% 7/1/27 (a)	505,000	529,641
Hess Midstream Partners LP:
5.125% 6/15/28 (a)	1,070,000	1,064,650
5.625% 2/15/26 (a)	2,310,000	2,310,000
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (a)	695,000	642,875
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (a)	1,360,000	1,271,600
Jonah Energy LLC 7.25% 10/15/25 (a)	750,000	24,375
Occidental Petroleum Corp.:
2.9% 8/15/24	860,000	715,950
3.4% 4/15/26	505,000	395,001
3.5% 8/15/29	810,000	584,383
4.2% 3/15/48	390,000	258,200
4.3% 8/15/39	260,000	176,800
4.4% 4/15/46	375,000	252,083
4.4% 8/15/49	505,000	338,350
5.55% 3/15/26	1,275,000	1,109,250
6.2% 3/15/40	255,000	207,009
6.45% 9/15/36	1,340,000	1,085,400
7.5% 5/1/31	1,780,000	1,624,250
7.875% 9/15/31	170,000	154,700
8.875% 7/15/30	580,000	567,675
Parsley Energy LLC/Parsley Finance Corp. 4.125% 2/15/28 (a)	1,000,000	1,040,550
PBF Holding Co. LLC/PBF Finance Corp.:
7.25% 6/15/25	1,000,000	418,125
9.25% 5/15/25 (a)	1,785,000	1,584,188
Rattler Midstream LP 5.625% 7/15/25 (a)	1,900,000	1,952,250
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	50,000	50,375
5.5% 2/15/26	1,010,000	1,011,894
5.875% 3/15/28	1,695,000	1,758,563
6% 4/15/27	25,000	25,843
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	335,000	334,965
4.875% 2/1/31 (a)	1,275,000	1,244,285
5.125% 2/1/25	780,000	781,950
5.375% 2/1/27	2,245,000	2,256,225
5.5% 3/1/30 (a)	255,000	256,513
5.875% 4/15/26	1,840,000	1,876,800
Viper Energy Partners LP 5.375% 11/1/27 (a)	1,500,000	1,531,050
Western Gas Partners LP:
3.95% 6/1/25	190,000	176,345
4% 7/1/22	185,000	185,000
4.1% 2/1/25	745,000	701,879
4.65% 7/1/26	2,500,000	2,400,000
5.05% 2/1/30	1,265,000	1,200,061
5.3% 3/1/48	360,000	289,800
6.25% 2/1/50	120,000	110,226
		57,918,352
Environmental - 0.4%
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	970,000	1,028,200
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	900,000	897,750
		1,925,950
Food/Beverage/Tobacco - 5.1%
H.J. Heinz Co.:
3.875% 5/15/27 (a)	820,000	866,652
4.25% 3/1/31 (a)	775,000	839,938
5% 7/15/35	3,015,000	3,469,403
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	4,315,000	4,435,820
6.75% 2/15/28 (a)	1,245,000	1,369,288
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	2,525,000	2,745,938
6.5% 4/15/29 (a)	3,890,000	4,366,525
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (a)	1,220,000	1,321,864
Post Holdings, Inc.:
4.625% 4/15/30 (a)	2,135,000	2,191,044
5% 8/15/26 (a)	135,000	139,995
5.5% 12/15/29 (a)	590,000	636,463
5.625% 1/15/28 (a)	405,000	427,275
U.S. Foods, Inc. 6.25% 4/15/25 (a)	650,000	679,250
		23,489,455
Gaming - 4.0%
Caesars Entertainment, Inc. 6.25% 7/1/25 (a)	1,515,000	1,555,519
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	995,000	1,087,018
MCE Finance Ltd.:
4.875% 6/6/25 (a)	1,225,000	1,231,048
5.375% 12/4/29 (a)	360,000	346,991
5.75% 7/21/28 (a)	530,000	528,650
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	3,300,000	3,382,500
4.5% 1/15/28	1,525,000	1,547,875
4.625% 6/15/25 (a)	245,000	249,523
5.75% 2/1/27	270,000	291,366
MGM Mirage, Inc. 5.75% 6/15/25	866,000	899,839
Scientific Games Corp. 5% 10/15/25 (a)	790,000	792,963
VICI Properties, Inc.:
3.5% 2/15/25 (a)	470,000	468,825
4.25% 12/1/26 (a)	2,210,000	2,247,239
4.625% 12/1/29 (a)	925,000	961,084
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	870,000	804,359
5.5% 3/1/25 (a)	900,000	861,750
Wynn Macau Ltd. 4.875% 10/1/24 (a)	830,000	809,250
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125% 10/1/29 (a)	380,000	363,850
		18,429,649
Healthcare - 8.7%
Centene Corp.:
4.25% 12/15/27	3,635,000	3,825,838
5.375% 6/1/26 (a)	1,820,000	1,915,022
5.375% 8/15/26 (a)	6,205,000	6,561,788
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	90,000	94,050
5.5% 4/1/26 (a)	1,675,000	1,750,375
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,195,000	1,230,850
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (a)	510,000	518,744
HCA Holdings, Inc.:
3.5% 9/1/30	2,000,000	2,042,715
5.375% 2/1/25	2,425,000	2,685,275
5.875% 2/15/26	1,600,000	1,808,000
Hologic, Inc.:
3.25% 2/15/29 (a)	1,000,000	1,005,000
4.625% 2/1/28 (a)	1,650,000	1,724,250
IMS Health, Inc.:
5% 10/15/26 (a)	2,250,000	2,331,889
5% 5/15/27 (a)	820,000	858,950
Teleflex, Inc.:
4.25% 6/1/28 (a)	235,000	245,575
4.875% 6/1/26	1,955,000	2,033,200
Tenet Healthcare Corp.:
4.625% 7/15/24	2,520,000	2,562,592
4.875% 1/1/26 (a)	595,000	603,586
5.125% 5/1/25	1,200,000	1,187,640
5.125% 11/1/27 (a)	1,200,000	1,235,640
6.25% 2/1/27 (a)	925,000	960,432
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (a)	3,040,000	3,150,200
		40,331,611
Homebuilders/Real Estate - 0.9%
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,345,000	1,346,681
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	1,455,000	1,509,563
6.375% 3/1/24	880,000	900,856
Starwood Property Trust, Inc. 4.75% 3/15/25	440,000	426,800
		4,183,900
Hotels - 0.7%
Hilton Domestic Operating Co., Inc. 4.25% 9/1/24	945,000	939,803
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	750,000	756,945
4.875% 4/1/27	445,000	450,173
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,020,000	1,032,750
		3,179,671
Metals/Mining - 0.7%
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (a)	15,000	16,064
Freeport-McMoRan, Inc.:
3.55% 3/1/22	248,000	251,720
4.55% 11/14/24	340,000	365,500
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	2,460,000	2,484,600
		3,117,884
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	1,325,000	1,352,163
4.375% 1/15/28 (a)	1,035,000	1,047,938
5.75% 4/15/25 (a)	285,000	303,673
Yum! Brands, Inc. 7.75% 4/1/25 (a)	1,300,000	1,427,985
		4,131,759
Services - 4.8%
AECOM:
5.125% 3/15/27	2,000,000	2,187,400
5.875% 10/15/24	2,155,000	2,370,500
Aramark Services, Inc.:
4.75% 6/1/26	2,570,000	2,553,938
5% 2/1/28 (a)	1,685,000	1,699,929
6.375% 5/1/25 (a)	4,550,000	4,772,404
ASGN, Inc. 4.625% 5/15/28 (a)	1,900,000	1,953,751
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	1,395,000	1,415,925
CoreCivic, Inc.:
4.625% 5/1/23	145,000	132,675
5% 10/15/22	530,000	507,475
Fair Isaac Corp. 5.25% 5/15/26 (a)	1,305,000	1,448,550
Gartner, Inc. 3.75% 10/1/30 (a)	470,000	480,622
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	1,030,000	1,020,022
Service Corp. International 5.125% 6/1/29	1,425,000	1,557,283
		22,100,474
Super Retail - 0.3%
The William Carter Co. 5.625% 3/15/27 (a)	465,000	487,959
Wolverine World Wide, Inc. 6.375% 5/15/25 (a)	955,000	1,017,075
		1,505,034
Technology - 4.9%
CDK Global, Inc.:
4.875% 6/1/27	2,505,000	2,595,994
5.25% 5/15/29 (a)	140,000	150,178
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	1,300,000	1,344,532
Entegris, Inc.:
4.375% 4/15/28 (a)	715,000	743,600
4.625% 2/10/26 (a)	1,400,000	1,438,500
Gartner, Inc. 4.5% 7/1/28 (a)	660,000	689,014
Match Group Holdings II LLC 4.125% 8/1/30 (a)	265,000	270,631
Nortonlifelock, Inc. 5% 4/15/25 (a)	4,335,000	4,415,024
Nuance Communications, Inc. 5.625% 12/15/26	1,495,000	1,569,750
ON Semiconductor Corp. 3.875% 9/1/28 (a)	545,000	554,538
Open Text Corp.:
3.875% 2/15/28 (a)	655,000	665,336
5.875% 6/1/26 (a)	1,015,000	1,055,600
Open Text Holdings, Inc. 4.125% 2/15/30 (a)	130,000	134,875
Qorvo, Inc. 4.375% 10/15/29	500,000	536,060
Sensata Technologies BV 5% 10/1/25 (a)	915,000	998,855
SoftBank Group Corp. 5.375% 7/30/22 (Reg. S)	1,000,000	1,030,000
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	2,020,000	2,146,917
TTM Technologies, Inc. 5.625% 10/1/25 (a)	2,265,000	2,327,288
		22,666,692
Telecommunications - 10.8%
Altice Financing SA:
5% 1/15/28 (a)	340,000	329,800
7.5% 5/15/26 (a)	433,000	451,944
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	1,510,000	1,590,030
7.5% 10/15/26 (a)	3,575,000	3,764,439
Century Telephone Enterprises, Inc. 6.875% 1/15/28	60,000	66,600
CenturyLink, Inc.:
5.125% 12/15/26 (a)	2,585,000	2,643,163
5.625% 4/1/25	640,000	672,000
Intelsat Jackson Holdings SA 8% 2/15/24 (a)	2,010,000	2,040,150
Level 3 Financing, Inc.:
3.625% 1/15/29 (a)	165,000	159,638
4.25% 7/1/28 (a)	2,645,000	2,658,225
4.625% 9/15/27 (a)	4,200,000	4,284,000
5.25% 3/15/26	1,186,000	1,224,426
Millicom International Cellular SA:
4.5% 4/27/31 (a)	200,000	203,000
5.125% 1/15/28 (a)	1,000,000	1,049,375
6.625% 10/15/26 (a)	3,125,000	3,375,000
Sable International Finance Ltd. 5.75% 9/7/27 (a)	2,905,000	3,079,300
SBA Communications Corp. 4.875% 9/1/24	1,500,000	1,532,700
SFR Group SA 7.375% 5/1/26 (a)	1,800,000	1,878,660
Sprint Capital Corp. 6.875% 11/15/28	7,150,000	9,035,789
Sprint Communications, Inc. 6% 11/15/22	965,000	1,032,907
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	2,560,000	2,852,787
3.875% 4/15/30 (a)	1,938,000	2,177,072
4.5% 2/1/26	845,000	866,125
6.5% 1/15/26	10,000	10,420
Telecom Italia Capital SA 6% 9/30/34	295,000	343,233
Telecom Italia SpA 5.303% 5/30/24 (a)	2,540,000	2,748,153
		50,068,936
Transportation Ex Air/Rail - 0.7%
XPO Logistics, Inc. 6.25% 5/1/25 (a)	2,845,000	3,023,723
Utilities - 8.7%
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	195,000	204,994
5% 9/15/26	1,600,000	1,653,808
5.75% 10/15/25	525,000	549,938
DCP Midstream Operating LP:
5.125% 5/15/29	3,925,000	3,902,981
5.625% 7/15/27	1,035,000	1,072,674
Global Partners LP/GLP Finance Corp. 7% 8/1/27	997,000	1,026,342
InterGen NV 7% 6/30/23 (a)	1,635,000	1,545,075
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,760,000	1,843,600
4.5% 9/15/27 (a)	255,000	278,588
NRG Energy, Inc.:
5.25% 6/15/29 (a)	625,000	677,344
5.75% 1/15/28	865,000	930,416
6.625% 1/15/27	2,390,000	2,515,475
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	2,387,152	2,530,381
Pattern Energy Operations LP 4.5% 8/15/28 (a)	365,000	380,560
PG&E Corp. 5.25% 7/1/30	2,115,000	2,115,000
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	1,205,000	1,226,088
5% 1/31/28 (a)	1,125,000	1,235,053
The AES Corp.:
5.125% 9/1/27	1,035,000	1,110,125
5.5% 4/15/25	1,365,000	1,402,142
6% 5/15/26	3,845,000	4,028,868
Vistra Operations Co. LLC:
5% 7/31/27 (a)	4,395,000	4,592,775
5.5% 9/1/26 (a)	2,520,000	2,608,200
5.625% 2/15/27 (a)	2,830,000	2,950,275
		40,380,702

TOTAL NONCONVERTIBLE BONDS		435,781,816

TOTAL CORPORATE BONDS
(Cost $428,947,855)		437,487,716
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Denbury, Inc. (e)
(Cost $787,513)	32,239	534,845
	Principal Amount	Value

Bank Loan Obligations - 0.9%
Gaming - 0.0%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (c)(d)(f)	205,000	197,569
Technology - 0.4%
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (c)(d)(f)	1,860,000	1,847,222
Telecommunications - 0.5%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (c)(d)(f)	1,175,000	1,179,242
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (c)(d)(f)	100,000	100,403
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/22 (c)(d)(f)(g)	796,736	808,687

TOTAL TELECOMMUNICATIONS		2,088,332

TOTAL BANK LOAN OBLIGATIONS
(Cost $4,108,754)		4,133,123
	Shares	Value

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.10% (h)
(Cost $16,012,226)	16,009,024	16,012,226
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $449,856,348)		458,167,910
NET OTHER ASSETS (LIABILITIES) - 0.7%		3,209,824
NET ASSETS - 100%		$461,377,734

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $260,837,256 or 56.5% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing

 (f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $398,368 and $404,344, respectively.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,269
Total	$15,269

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$534,845	$534,845	$--	$--
Corporate Bonds	437,487,716	--	437,487,716	--
Bank Loan Obligations	4,133,123	--	4,133,123	--
Money Market Funds	16,012,226	16,012,226	--	--
Total Investments in Securities:	$458,167,910	$16,547,071	$441,620,839	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.5%
Luxembourg	3.9%
Multi-National	3.0%
Netherlands	2.1%
Canada	1.9%
Cayman Islands	1.6%
United Kingdom	1.2%
Ireland	1.1%
Others (Individually Less Than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $433,844,122)	$442,155,684
Fidelity Central Funds (cost $16,012,226)	16,012,226
Total Investment in Securities (cost $449,856,348)		$458,167,910
Cash		243,345
Receivable for fund shares sold		171,519
Interest receivable		6,110,740
Distributions receivable from Fidelity Central Funds		1,171
Prepaid expenses		728
Total assets		464,695,413
Liabilities
Payable for investments purchased
Regular delivery	$1,326,109
Delayed delivery	979,200
Payable for fund shares redeemed	352,940
Distributions payable	344,912
Accrued management fee	213,127
Other affiliated payables	63,454
Other payables and accrued expenses	37,937
Total liabilities		3,317,679
Net Assets		$461,377,734
Net Assets consist of:
Paid in capital		$467,920,667
Total accumulated earnings (loss)		(6,542,933)
Net Assets		$461,377,734
Net Asset Value, offering price and redemption price per share ($461,377,734 ÷ 53,220,433 shares)		$8.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$165,539
Interest		10,049,417
Income from Fidelity Central Funds		15,269
Total income		10,230,225
Expenses
Management fee	$1,200,717
Transfer agent fees	275,115
Accounting fees and expenses	90,606
Custodian fees and expenses	4,122
Independent trustees' fees and expenses	1,105
Registration fees	40,079
Audit	38,625
Legal	861
Miscellaneous	1,638
Total expenses before reductions	1,652,868
Expense reductions	(1,949)
Total expenses after reductions		1,650,919
Net investment income (loss)		8,579,306
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,171,278)
Fidelity Central Funds	(1,227)
Total net realized gain (loss)		(3,172,505)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	21,076,477
Fidelity Central Funds	(1,284)
Total change in net unrealized appreciation (depreciation)		21,075,193
Net gain (loss)		17,902,688
Net increase (decrease) in net assets resulting from operations		$26,481,994

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,579,306	$14,239,264
Net realized gain (loss)	(3,172,505)	(1,073,893)
Change in net unrealized appreciation (depreciation)	21,075,193	(18,780,418)
Net increase (decrease) in net assets resulting from operations	26,481,994	(5,615,047)
Distributions to shareholders	(8,263,708)	(13,902,230)
Share transactions
Proceeds from sales of shares	160,056,599	215,542,959
Reinvestment of distributions	6,381,679	11,724,346
Cost of shares redeemed	(70,788,455)	(163,021,665)
Net increase (decrease) in net assets resulting from share transactions	95,649,823	64,245,640
Total increase (decrease) in net assets	113,868,109	44,728,363
Net Assets
Beginning of period	347,509,625	302,781,262
End of period	$461,377,734	$347,509,625
Other Information
Shares
Sold	18,691,678	24,818,287
Issued in reinvestment of distributions	737,085	1,351,795
Redeemed	(8,195,704)	(19,197,228)
Net increase (decrease)	11,233,059	6,972,854

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Focused High Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.28	$8.65	$8.47	$8.67	$8.22	$8.73
Income from Investment Operations
Net investment income (loss)A	.170	.374	.399	.380	.397	.396
Net realized and unrealized gain (loss)	.384	(.378)	.190	(.219)	.423	(.519)
Total from investment operations	.554	(.004)	.589	.161	.820	(.123)
Distributions from net investment income	(.164)	(.366)	(.409)	(.362)	(.373)	(.389)
Total distributions	(.164)	(.366)	(.409)	(.362)	(.373)	(.389)
Redemption fees added to paid in capitalA	–	–	–	.001	.003	.002
Net asset value, end of period	$8.67	$8.28	$8.65	$8.47	$8.67	$8.22
Total ReturnB,C	6.71%	(.16)%	7.21%	1.86%	10.22%	(1.30)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F	.78%	.79%	.80%	.83%	.85%
Expenses net of fee waivers, if any	.75%F	.78%	.79%	.80%	.83%	.85%
Expenses net of all reductions	.75%F	.78%	.78%	.79%	.82%	.85%
Net investment income (loss)	3.90%F	4.31%	4.73%	4.38%	4.70%	4.80%
Supplemental Data
Net assets, end of period (000 omitted)	$461,378	$347,510	$302,781	$397,850	$548,971	$769,732
Portfolio turnover rateG	27%F	43%	49%	47%	51%	47%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020

1. Organization.

Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,336,199
Gross unrealized depreciation	(4,291,717)
Net unrealized appreciation (depreciation)	$9,044,482
Tax cost	$449,123,428

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(12,922,587)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Focused High Income Fund	158,373,397	55,849,687

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Focused High Income Fund	.04

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Focused High Income Fund	$459

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,588.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $361.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Focused High Income Fund	.75%
Actual		$1,000.00	$1,067.10	$3.91
Hypothetical-C		$1,000.00	$1,021.42	$3.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	16,477,844,543.945	94.954
Withheld	875,616,757.045	5.046
TOTAL	17,353,461,300.990	100.000
Donald F. Donahue
Affirmative	16,475,304,981.550	94.940
Withheld	878,156,319.440	5.060
TOTAL	17,353,461,300.990	100.000
Bettina Doulton
Affirmative	16,570,440,321.103	95.488
Withheld	783,020,979.887	4.512
TOTAL	17,353,461,300.990	100.000
Vicki L. Fuller
Affirmative	16,590,910,486.905	95.606
Withheld	762,550,814.085	4.394
TOTAL	17,353,461,300.990	100.00
Patricia L. Kampling
Affirmative	16,469,872,791.586	94.908
Withheld	883,588,509.404	5.092
TOTAL	17,353,461,300.990	100.000
Alan J. Lacy
Affirmative	16,344,655,183.636	94.187
Withheld	1,008,806,117.354	5.813
TOTAL	17,353,461,300.990	100.000
Ned C. Lautenbach
Affirmative	15,532,663,704.227	89.508
Withheld	1,820,797,596.763	10.492
TOTAL	17,353,461,300.990	100.000
Robert A. Lawrence
Affirmative	16,389,821,876.677	94.447
Withheld	963,639,424.313	5.553
TOTAL	17,353,461,300.990	100.000
Joseph Mauriello
Affirmative	16,363,427,626.626	94.295
Withheld	990,033,674.365	5.705
TOTAL	17,353,461,300.990	100.000
Cornelia M. Small
Affirmative	16,405,902,888.605	94.540
Withheld	947,558,412.386	5.460
TOTAL	17,353,461,300.990	100.000
Garnett A. Smith
Affirmative	16,371,912,270.945	94.344
Withheld	981,549,030.045	5.656
TOTAL	17,353,461,300.990	100.000
David M. Thomas
Affirmative	16,365,966,852.048	94.310
Withheld	987,494,448.942	5.690
TOTAL	17,353,461,300.990	100.000
Susan Tomasky
Affirmative	16,483,922,579.861	94.989
Withheld	869,538,721.129	5.011
TOTAL	17,353,461,300.990	100.000
Michael E. Wiley
Affirmative	16,379,083,262.890	94.385
Withheld	974,378,038.101	5.615
TOTAL	17,353,461,300.990	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	153,396,100.574	71.934
Against	32,003,972.649	15.008
Abstain	23,132,540.110	10.848
Broker Non-Vote	4,712,175.600	2.210
TOTAL	213,244,788.934	100.000
Proposal 1 reflects trust wide proposal and voting results.

FFH-SANN-1220
1.801609.117

Fidelity® Series High Income Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	2.9
TransDigm, Inc.	2.6
C&W Senior Financing Designated Activity Co.	2.4
Southeastern Grocers, Inc.	2.0
Tenet Healthcare Corp.	1.9
11.8

Top Five Market Sectors as of October 31, 2020

% of fund's net assets
Telecommunications	13.0
Energy	12.9
Healthcare	7.1
Services	6.7
Cable/Satellite TV	6.4

Quality Diversification (% of fund's net assets)

As of October 31, 2020
BBB	1.2%
BB	37.9%
B	40.8%
CCC,CC,C	13.6%
Not Rated	1.5%
Equities	2.7%
Short-Term Investments and Net Other Assets	2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2020 *
Nonconvertible Bonds	92.7%
Convertible Bonds, Preferred Stocks	0.9%
Common Stocks	2.7%
Bank Loan Obligations	1.3%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 22.9%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 93.6%
	Principal Amount	Value
Convertible Bonds - 0.9%
Broadcasting - 0.8%
DISH Network Corp.:
2.375% 3/15/24	$5,404,000	$4,854,115
3.375% 8/15/26	9,285,000	8,207,101
		13,061,216
Energy - 0.1%
Mesquite Energy, Inc. 15% 7/31/23 (a)(b)	975,931	975,931

TOTAL CONVERTIBLE BONDS		14,037,147

Nonconvertible Bonds - 92.7%
Aerospace - 5.5%
Allegheny Technologies, Inc. 5.875% 12/1/27	6,400,000	6,024,000
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (c)	7,334,000	7,407,340
Bombardier, Inc.:
6% 10/15/22 (c)	1,560,000	1,415,700
6.125% 1/15/23 (c)	102,000	88,001
7.5% 12/1/24 (c)	315,000	237,036
7.5% 3/15/25 (c)	11,692,000	8,505,930
7.875% 4/15/27 (c)	2,013,000	1,466,410
BWX Technologies, Inc.:
4.125% 6/30/28 (c)	3,035,000	3,065,350
5.375% 7/15/26 (c)	5,995,000	6,214,597
Kaiser Aluminum Corp.:
4.625% 3/1/28 (c)	4,265,000	4,201,025
6.5% 5/1/25 (c)	1,655,000	1,754,300
Moog, Inc. 4.25% 12/15/27 (c)	3,715,000	3,812,519
TransDigm UK Holdings PLC 6.875% 5/15/26	1,610,000	1,601,950
TransDigm, Inc.:
5.5% 11/15/27	16,920,000	16,518,150
6.25% 3/15/26 (c)	12,871,000	13,418,018
6.5% 5/15/25	801,000	801,000
7.5% 3/15/27	1,455,000	1,502,288
8% 12/15/25 (c)	7,155,000	7,736,344
		85,769,958
Automotive & Auto Parts - 0.8%
Ford Motor Credit Co. LLC:
3.087% 1/9/23	1,935,000	1,915,650
3.219% 1/9/22	1,815,000	1,803,674
3.339% 3/28/22	1,375,000	1,371,563
4.687% 6/9/25	2,715,000	2,780,160
5.113% 5/3/29	3,220,000	3,344,775
5.125% 6/16/25	2,015,000	2,100,214
		13,316,036
Banks & Thrifts - 0.8%
Ally Financial, Inc.:
5.75% 11/20/25	8,360,000	9,500,360
8% 11/1/31	2,332,000	3,217,530
		12,717,890
Broadcasting - 1.6%
Netflix, Inc.:
4.875% 4/15/28	2,305,000	2,592,434
5.375% 11/15/29 (c)	865,000	1,013,131
5.875% 11/15/28	2,985,000	3,566,463
6.375% 5/15/29	925,000	1,133,125
Sirius XM Radio, Inc.:
3.875% 8/1/22 (c)	1,746,000	1,759,095
4.125% 7/1/30 (c)	985,000	1,012,590
4.625% 7/15/24 (c)	2,298,000	2,369,698
5% 8/1/27 (c)	4,558,000	4,774,505
5.375% 7/15/26 (c)	6,784,000	7,065,265
		25,286,306
Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	6,029,000	6,308,625
Cable/Satellite TV - 6.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (c)	2,885,000	2,996,794
4.5% 5/1/32 (c)	3,775,000	3,897,688
4.75% 3/1/30 (c)	4,755,000	5,001,547
5% 2/1/28 (c)	5,417,000	5,704,101
5.125% 5/1/27 (c)	5,123,000	5,379,150
5.5% 5/1/26 (c)	4,657,000	4,843,280
5.75% 2/15/26 (c)	7,889,000	8,178,211
5.875% 5/1/27 (c)	8,528,000	8,897,945
CSC Holdings LLC:
4.125% 12/1/30 (c)	3,245,000	3,299,451
5.25% 6/1/24	33,000	35,228
5.5% 5/15/26 (c)	1,888,000	1,964,464
5.5% 4/15/27 (c)	4,086,000	4,300,515
5.75% 1/15/30 (c)	2,685,000	2,870,386
7.5% 4/1/28 (c)	1,885,000	2,063,821
DISH DBS Corp. 5.875% 11/15/24	68,000	68,410
Dolya Holdco 18 DAC 5% 7/15/28 (c)	3,880,000	3,870,338
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)	4,065,000	4,085,325
6.5% 9/15/28 (c)	4,920,000	5,067,600
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)	5,400,000	5,670,000
Virgin Media Finance PLC 5% 7/15/30 (c)	3,645,000	3,626,775
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (c)(d)	3,280,000	3,333,300
5.5% 8/15/26 (c)	2,947,000	3,065,911
Ziggo Bond Co. BV 5.125% 2/28/30 (c)	3,605,000	3,704,138
Ziggo BV 5.5% 1/15/27 (c)	8,404,000	8,719,150
		100,643,528
Capital Goods - 0.5%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (c)	8,115,000	8,351,958
Chemicals - 3.1%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (c)	3,675,000	3,849,563
Blue Cube Spinco, Inc.:
9.75% 10/15/23	14,000	14,333
10% 10/15/25	124,000	130,930
CF Industries Holdings, Inc.:
4.95% 6/1/43	25,000	29,968
5.15% 3/15/34	7,790,000	9,124,038
5.375% 3/15/44	1,856,000	2,278,240
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0004% 6/15/22 (c)(e)(f)	389,000	371,803
6.5% 5/15/26 (c)	5,380,000	4,976,500
6.875% 6/15/25 (c)	475,000	441,750
Methanex Corp.:
5.125% 10/15/27	4,800,000	4,887,840
5.65% 12/1/44	370,000	355,663
Olin Corp.:
5% 2/1/30	3,090,000	3,113,175
5.125% 9/15/27	47,000	47,705
5.625% 8/1/29	1,040,000	1,075,090
The Chemours Co. LLC:
5.375% 5/15/27	3,599,000	3,531,519
6.625% 5/15/23	3,636,000	3,626,910
7% 5/15/25	5,533,000	5,574,498
Valvoline, Inc.:
4.25% 2/15/30 (c)	1,100,000	1,122,000
4.375% 8/15/25	32,000	32,920
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (c)	1,925,000	2,005,388
5.625% 10/1/24 (c)	1,513,000	1,630,560
		48,220,393
Consumer Products - 0.5%
Mattel, Inc.:
5.875% 12/15/27 (c)	155,000	168,175
6.75% 12/31/25 (c)	7,323,000	7,701,965
Prestige Brands, Inc. 6.375% 3/1/24 (c)	14,000	14,315
		7,884,455
Containers - 1.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (c)	160,000	163,200
6% 2/15/25 (c)	1,907,000	1,971,361
Berry Global, Inc. 4.875% 7/15/26 (c)	3,396,000	3,557,310
Crown Americas LLC/Crown Americas Capital Corp. IV:
4.5% 1/15/23	41,000	42,640
4.75% 2/1/26	924,000	958,650
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (c)	7,499,000	7,377,141
7.875% 7/15/26 (c)	3,388,000	3,423,235
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)	590,000	600,325
OI European Group BV 4% 3/15/23 (c)	66,000	66,330
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (c)	161,000	168,245
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (c)	218,000	220,725
Silgan Holdings, Inc. 4.75% 3/15/25	23,000	23,460
Trivium Packaging Finance BV:
5.5% 8/15/26 (c)	5,719,000	5,990,653
8.5% 8/15/27 (c)	1,685,000	1,803,287
		26,366,562
Diversified Financial Services - 2.6%
Financial & Risk U.S. Holdings, Inc. 8.25% 11/15/26 (c)	2,064,000	2,249,657
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	4,960,000	5,044,717
5.25% 5/15/27	220,000	227,657
6.25% 5/15/26	3,535,000	3,667,563
6.375% 12/15/25	6,562,000	6,726,116
MSCI, Inc.:
4.75% 8/1/26 (c)	33,000	34,279
5.375% 5/15/27 (c)	110,000	117,425
Navient Corp.:
6.625% 7/26/21	79,000	80,580
7.25% 1/25/22	1,067,000	1,101,678
7.25% 9/25/23	3,232,000	3,389,560
Quicken Loans, Inc. 5.25% 1/15/28 (c)	4,724,000	4,937,808
Springleaf Finance Corp.:
6.875% 3/15/25	1,911,000	2,102,100
7.125% 3/15/26	3,787,000	4,199,253
VMED O2 UK Financing I PLC 4.25% 1/31/31 (c)	7,460,000	7,460,000
		41,338,393
Diversified Media - 1.1%
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (c)	3,963,000	4,070,794
Nielsen Finance LLC/Nielsen Finance Co.:
5% 4/15/22 (c)	2,636,000	2,637,318
5.625% 10/1/28 (c)	3,100,000	3,208,500
5.875% 10/1/30 (c)	3,085,000	3,243,106
Terrier Media Buyer, Inc. 8.875% 12/15/27 (c)	3,540,000	3,618,747
		16,778,465
Energy - 12.2%
Apache Corp.:
5.1% 9/1/40	1,465,000	1,344,892
7.375% 8/15/47	515,000	496,975
Cheniere Energy Partners LP:
5.25% 10/1/25	25,422,000	25,879,596
5.625% 10/1/26	2,413,000	2,473,325
Cheniere Energy, Inc. 4.625% 10/15/28 (c)	3,465,000	3,577,613
Citgo Petroleum Corp. 6.25% 8/15/22 (c)	6,536,000	6,127,500
Comstock Resources, Inc. 9.75% 8/15/26	1,050,000	1,106,438
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	11,489,000	10,067,236
5.75% 4/1/25	5,985,000	5,393,981
6.25% 4/1/23	8,761,000	8,492,081
CVR Energy, Inc.:
5.25% 2/15/25 (c)	5,320,000	3,876,950
5.75% 2/15/28 (c)	680,000	464,100
DCP Midstream Operating LP 5.375% 7/15/25	5,258,000	5,520,900
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)	275,000	276,375
5.75% 1/30/28 (c)	2,778,000	2,882,175
6.625% 7/15/25 (c)	677,000	702,388
EQM Midstream Partners LP 6.5% 7/1/27 (c)	1,925,000	2,018,930
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29 (c)	3,460,000	3,565,703
Hess Midstream Partners LP:
5.125% 6/15/28 (c)	3,025,000	3,009,875
5.625% 2/15/26 (c)	6,665,000	6,665,000
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (c)	3,570,000	3,302,250
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (c)	4,665,000	4,361,775
Jonah Energy LLC 7.25% 10/15/25 (c)	9,408,000	305,760
MEG Energy Corp. 7.125% 2/1/27 (c)	1,810,000	1,628,511
New Fortress Energy LLC 6.75% 9/15/25 (c)	5,570,000	5,743,617
Occidental Petroleum Corp.:
2.9% 8/15/24	1,475,000	1,227,938
3.4% 4/15/26	1,970,000	1,540,895
3.5% 8/15/29	2,930,000	2,113,878
4.2% 3/15/48	1,475,000	976,524
4.3% 8/15/39	1,035,000	703,800
4.4% 4/15/46	1,485,000	998,247
4.4% 8/15/49	835,000	559,450
5.55% 3/15/26	5,025,000	4,371,750
6.2% 3/15/40	1,005,000	815,859
6.45% 9/15/36	5,290,000	4,284,900
7.5% 5/1/31	6,540,000	5,967,750
7.875% 9/15/31	635,000	577,850
8.875% 7/15/30	2,170,000	2,123,888
PBF Holding Co. LLC/PBF Finance Corp.:
7.25% 6/15/25	4,371,000	1,827,624
9.25% 5/15/25 (c)	4,230,000	3,754,125
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	100,000	78,500
Rattler Midstream LP 5.625% 7/15/25 (c)	5,460,000	5,610,150
Sanchez Energy Corp. 7.25% 2/15/23 (b)(c)(g)	10,580,000	1
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	2,757,000	2,777,678
5.5% 2/15/26	2,308,000	2,312,328
5.875% 3/15/28	875,000	907,813
6% 4/15/27	115,000	118,877
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	4,313,000	4,312,547
4.875% 2/1/31 (c)	4,375,000	4,269,606
5.125% 2/1/25	10,000	10,025
5.375% 2/1/27	10,000	10,050
5.5% 3/1/30 (c)	845,000	850,015
5.875% 4/15/26	9,481,000	9,670,620
U.S.A. Compression Partners LP 6.875% 9/1/27	2,097,000	2,107,925
Viper Energy Partners LP 5.375% 11/1/27 (c)	4,037,000	4,120,566
Weatherford International Ltd. 11% 12/1/24 (c)	3,224,000	1,907,447
Western Gas Partners LP:
3.95% 6/1/25	730,000	677,535
4% 7/1/22	790,000	790,000
4.1% 2/1/25	3,005,000	2,831,071
4.65% 7/1/26	1,150,000	1,104,000
5.05% 2/1/30	5,100,000	4,838,192
5.3% 3/1/48	1,535,000	1,235,675
6.25% 2/1/50	540,000	496,017
		192,165,062
Environmental - 1.1%
Darling Ingredients, Inc. 5.25% 4/15/27 (c)	3,875,000	4,107,500
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	13,470,000	13,436,325
		17,543,825
Food/Beverage/Tobacco - 4.4%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (c)	22,000	22,578
Cott Holdings, Inc. 5.5% 4/1/25 (c)	3,048,000	3,147,060
H.J. Heinz Co. 5% 7/15/35	3,470,000	3,992,978
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)	15,105,000	15,527,940
6.75% 2/15/28 (c)	11,672,000	12,837,216
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (c)	4,490,000	4,882,875
6.5% 4/15/29 (c)	9,811,000	11,012,848
Performance Food Group, Inc.:
5.5% 10/15/27 (c)	3,085,000	3,162,125
6.875% 5/1/25 (c)	4,250,000	4,494,375
Post Holdings, Inc.:
4.625% 4/15/30 (c)	1,290,000	1,323,863
5.5% 12/15/29 (c)	2,815,000	3,036,681
TreeHouse Foods, Inc. 4% 9/1/28	2,445,000	2,448,056
U.S. Foods, Inc.:
5.875% 6/15/24 (c)	90,000	89,663
6.25% 4/15/25 (c)	2,810,000	2,936,450
		68,914,708
Gaming - 6.1%
Boyd Gaming Corp.:
4.75% 12/1/27	1,933,000	1,879,862
6% 8/15/26	3,636,000	3,725,773
6.375% 4/1/26	3,693,000	3,831,783
Caesars Entertainment, Inc.:
6.25% 7/1/25 (c)	5,725,000	5,878,115
8.125% 7/1/27 (c)	2,795,000	2,917,128
Caesars Resort Collection LLC 5.25% 10/15/25 (c)	10,030,000	9,539,734
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	3,642,000	3,978,812
5.375% 4/15/26	1,221,000	1,356,091
Golden Entertainment, Inc. 7.625% 4/15/26 (c)	7,980,000	7,980,000
Golden Nugget, Inc. 6.75% 10/15/24 (c)	7,388,000	6,255,937
MCE Finance Ltd.:
4.875% 6/6/25 (c)	2,855,000	2,869,095
5.375% 12/4/29 (c)	1,245,000	1,200,012
5.75% 7/21/28 (c)	1,800,000	1,795,415
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	5,335,000	5,468,375
4.5% 1/15/28	31,000	31,465
4.625% 6/15/25 (c)	955,000	972,629
5.625% 5/1/24	2,742,000	2,886,503
5.75% 2/1/27	1,434,000	1,547,480
MGM Mirage, Inc. 5.75% 6/15/25	2,163,000	2,247,519
Scientific Games Corp. 5% 10/15/25 (c)	4,706,000	4,723,648
Stars Group Holdings BV 7% 7/15/26 (c)	3,833,000	4,051,960
Station Casinos LLC:
4.5% 2/15/28 (c)	920,000	871,700
5% 10/1/25 (c)	1,655,000	1,646,725
VICI Properties, Inc.:
3.5% 2/15/25 (c)	2,030,000	2,024,925
4.25% 12/1/26 (c)	2,955,000	3,004,792
4.625% 12/1/29 (c)	3,990,000	4,145,650
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)	3,289,000	3,040,845
Wynn Macau Ltd.:
4.875% 10/1/24 (c)	3,137,000	3,058,575
5.5% 10/1/27 (c)	2,575,000	2,410,071
		95,340,619
Healthcare - 7.1%
Avantor Funding, Inc. 4.625% 7/15/28 (c)	4,885,000	5,061,837
Avantor, Inc. 6% 10/1/24 (c)	247,000	258,090
Catalent Pharma Solutions 4.875% 1/15/26 (c)	1,007,000	1,027,140
Centene Corp.:
4.25% 12/15/27	1,595,000	1,678,738
5.375% 8/15/26 (c)	5,965,000	6,307,988
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (c)	472,000	493,240
5.5% 4/1/26 (c)	2,695,000	2,816,275
Community Health Systems, Inc.:
6.25% 3/31/23	523,000	518,424
8% 3/15/26 (c)	10,019,000	10,059,076
8.625% 1/15/24 (c)	3,242,000	3,290,630
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	4,651,000	4,790,530
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (c)	5,235,000	5,324,754
HCA Holdings, Inc.:
5.375% 2/1/25	265,000	293,442
5.375% 9/1/26	3,032,000	3,407,210
Hologic, Inc.:
3.25% 2/15/29 (c)	3,405,000	3,422,025
4.625% 2/1/28 (c)	6,000	6,270
IMS Health, Inc. 5% 5/15/27 (c)	4,387,000	4,595,383
Radiology Partners, Inc. 9.25% 2/1/28 (c)	2,845,000	3,032,713
Teleflex, Inc.:
4.25% 6/1/28 (c)	930,000	971,850
4.875% 6/1/26	3,382,000	3,517,280
Tenet Healthcare Corp.:
4.625% 7/15/24	3,581,000	3,641,525
4.625% 6/15/28 (c)	1,165,000	1,181,747
4.875% 1/1/26 (c)	2,570,000	2,607,087
5.125% 5/1/25	2,027,000	2,006,122
6.125% 10/1/28 (c)	4,810,000	4,671,713
6.25% 2/1/27 (c)	6,226,000	6,464,487
6.75% 6/15/23	414,000	436,580
7% 8/1/25	9,720,000	9,938,700
U.S. Renal Care, Inc. 10.625% 7/15/27 (c)	2,095,000	2,231,175
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (c)	3,916,000	4,022,907
5.875% 5/15/23 (c)	94,000	93,765
7% 3/15/24 (c)	285,000	295,331
8.5% 1/31/27 (c)	2,946,000	3,221,215
9% 12/15/25 (c)	4,871,000	5,322,542
9.25% 4/1/26 (c)	4,165,000	4,591,913
Vizient, Inc. 6.25% 5/15/27 (c)	385,000	407,138
		112,006,842
Homebuilders/Real Estate - 1.0%
Howard Hughes Corp. 5.375% 3/15/25 (c)	5,982,000	5,989,478
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	2,072,000	2,149,700
5.5% 5/1/24	1,713,000	1,734,413
6.375% 3/1/24	2,694,000	2,757,848
Starwood Property Trust, Inc.:
4.75% 3/15/25	3,421,000	3,318,370
5% 12/15/21	98,000	97,510
		16,047,319
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
4.25% 9/1/24	2,236,000	2,223,702
5.125% 5/1/26	5,924,000	5,998,050
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	12,000	12,140
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (c)	38,000	38,475
		8,272,367
Insurance - 2.5%
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (c)	445,000	441,663
6.75% 10/15/27 (c)	14,585,000	15,314,250
AmWINS Group, Inc. 7.75% 7/1/26 (c)	10,082,000	10,762,535
HUB International Ltd. 7% 5/1/26 (c)	3,770,000	3,864,250
USI, Inc. 6.875% 5/1/25 (c)	9,449,000	9,614,358
		39,997,056
Metals/Mining - 1.1%
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)	2,641,000	2,621,193
7.25% 4/1/23 (c)	6,245,000	6,278,177
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (c)	65,000	69,610
Freeport-McMoRan, Inc.:
3.55% 3/1/22	16,000	16,240
3.875% 3/15/23	2,066,000	2,134,178
Nufarm Australia Ltd. 5.75% 4/30/26 (c)	5,812,000	5,870,120
		16,989,518
Restaurants - 1.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (c)	5,035,000	5,009,825
4.25% 5/15/24 (c)	4,770,000	4,867,785
5% 10/15/25 (c)	932,000	955,393
5.75% 4/15/25 (c)	1,340,000	1,427,797
Yum! Brands, Inc. 7.75% 4/1/25 (c)	5,105,000	5,607,587
		17,868,387
Services - 6.7%
AECOM 5.125% 3/15/27	2,960,000	3,237,352
APX Group, Inc. 6.75% 2/15/27 (c)	3,440,000	3,586,200
Aramark Services, Inc.:
4.75% 6/1/26	265,000	263,344
5% 4/1/25 (c)	3,171,000	3,218,787
5% 2/1/28 (c)	15,670,000	15,808,836
6.375% 5/1/25 (c)	9,035,000	9,476,631
Ascend Learning LLC:
6.875% 8/1/25 (c)	793,000	805,886
6.875% 8/1/25 (c)	5,259,000	5,423,896
ASGN, Inc. 4.625% 5/15/28 (c)	1,770,000	1,820,073
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (c)	4,820,000	4,892,300
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)	8,652,000	8,130,284
CoreCivic, Inc.:
4.625% 5/1/23	1,337,000	1,223,355
5% 10/15/22	5,682,000	5,440,515
Fair Isaac Corp. 5.25% 5/15/26 (c)	1,581,000	1,754,910
Frontdoor, Inc. 6.75% 8/15/26 (c)	1,942,000	2,073,085
Gartner, Inc. 3.75% 10/1/30 (c)	1,600,000	1,636,160
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	7,846,000	7,769,992
Laureate Education, Inc. 8.25% 5/1/25 (c)	5,945,000	6,332,673
Service Corp. International 5.125% 6/1/29	2,272,000	2,482,910
Sotheby's 7.375% 10/15/27 (c)	4,990,000	5,110,359
Tempo Acquisition LLC:
5.75% 6/1/25 (c)	2,340,000	2,451,150
6.75% 6/1/25 (c)	8,188,000	8,308,773
The GEO Group, Inc.:
5.875% 10/15/24	1,116,000	772,930
6% 4/15/26	4,190,000	2,722,243
		104,742,644
Super Retail - 1.2%
EG Global Finance PLC:
6.75% 2/7/25 (c)	3,560,000	3,488,800
8.5% 10/30/25 (c)	6,085,000	6,224,955
The William Carter Co. 5.625% 3/15/27 (c)	4,251,000	4,460,893
Wolverine World Wide, Inc. 6.375% 5/15/25 (c)	4,100,000	4,366,500
		18,541,148
Technology - 4.6%
Banff Merger Sub, Inc. 9.75% 9/1/26 (c)	1,765,000	1,855,192
Black Knight InfoServ LLC 3.625% 9/1/28 (c)	4,235,000	4,287,938
Boxer Parent Co., Inc. 7.125% 10/2/25 (c)	1,385,000	1,484,886
Camelot Finance SA 4.5% 11/1/26 (c)	3,870,000	4,024,800
CDK Global, Inc.:
4.875% 6/1/27	15,000	15,545
5.25% 5/15/29 (c)	745,000	799,162
5.875% 6/15/26	2,899,000	3,018,584
Entegris, Inc. 4.375% 4/15/28 (c)	3,105,000	3,229,200
Gartner, Inc. 4.5% 7/1/28 (c)	2,505,000	2,615,120
Match Group Holdings II LLC 4.125% 8/1/30 (c)	1,135,000	1,159,119
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	4,845,000	5,474,850
Nuance Communications, Inc. 5.625% 12/15/26	4,915,000	5,160,750
ON Semiconductor Corp. 3.875% 9/1/28 (c)	1,875,000	1,907,813
Open Text Corp. 3.875% 2/15/28 (c)	2,815,000	2,859,421
Rackspace Hosting, Inc. 8.625% 11/15/24 (c)	15,576,000	16,218,510
Sensata Technologies BV 5% 10/1/25 (c)	64,000	69,865
SS&C Technologies, Inc. 5.5% 9/30/27 (c)	7,899,000	8,395,294
TTM Technologies, Inc. 5.625% 10/1/25 (c)	9,454,000	9,713,985
		72,290,034
Telecommunications - 12.2%
Altice Financing SA 7.5% 5/15/26 (c)	12,375,000	12,916,406
Altice France Holding SA 6% 2/15/28 (c)	7,170,000	6,877,070
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (c)	22,054,000	23,222,862
7.5% 10/15/26 (c)	13,208,000	13,907,892
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)	765,000	759,263
5.625% 9/15/28 (c)	605,000	611,050
Century Telephone Enterprises, Inc. 6.875% 1/15/28	260,000	288,600
CenturyLink, Inc.:
5.125% 12/15/26 (c)	8,125,000	8,307,813
5.625% 4/1/25	2,775,000	2,913,750
Cogent Communications Group, Inc. 5.375% 3/1/22 (c)	2,531,000	2,575,293
Communications Sales & Leasing, Inc. 8.25% 10/15/23	2,885,000	2,841,725
Frontier Communications Corp. 5.875% 10/15/27 (c)	1,455,000	1,482,281
Intelsat Jackson Holdings SA 8% 2/15/24 (c)	13,055,000	13,250,825
Level 3 Financing, Inc.:
3.625% 1/15/29 (c)	565,000	546,638
4.25% 7/1/28 (c)	3,945,000	3,964,725
Millicom International Cellular SA:
4.5% 4/27/31 (c)	240,000	243,600
5.125% 1/15/28 (c)	4,000,000	4,197,500
6.625% 10/15/26 (c)	7,662,000	8,274,960
Sable International Finance Ltd. 5.75% 9/7/27 (c)	830,000	879,800
SFR Group SA:
5.125% 1/15/29 (c)	4,525,000	4,517,873
7.375% 5/1/26 (c)	15,724,000	16,411,139
8.125% 2/1/27 (c)	7,717,000	8,392,238
Sprint Capital Corp.:
6.875% 11/15/28	6,215,000	7,854,206
8.75% 3/15/32	3,550,000	5,311,688
Sprint Corp. 7.875% 9/15/23	1,515,000	1,728,994
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (c)	4,165,000	4,641,351
3.875% 4/15/30 (c)	4,165,000	4,678,794
4.5% 2/1/26	32,000	32,800
Telecom Italia Capital SA 6% 9/30/34	2,727,000	3,172,865
Uniti Group, Inc.:
7.125% 12/15/24 (c)	6,260,000	5,985,468
7.875% 2/15/25 (c)	14,425,000	15,290,500
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)	2,600,000	2,551,887
6.125% 3/1/28 (c)	3,040,000	3,066,600
		191,698,456
Transportation Ex Air/Rail - 0.3%
XPO Logistics, Inc. 6.25% 5/1/25 (c)	5,145,000	5,468,209
Utilities - 5.6%
Clearway Energy Operating LLC:
4.75% 3/15/28 (c)	955,000	1,003,944
5% 9/15/26	1,810,000	1,870,870
5.75% 10/15/25	25,000	26,188
DCP Midstream Operating LP:
5.125% 5/15/29	6,994,000	6,954,764
5.625% 7/15/27	3,920,000	4,062,688
Global Partners LP/GLP Finance Corp. 7% 8/1/27	4,632,000	4,768,320
InterGen NV 7% 6/30/23 (c)	15,134,000	14,301,630
NextEra Energy Partners LP:
4.25% 9/15/24 (c)	4,580,000	4,797,550
4.5% 9/15/27 (c)	8,000	8,740
NRG Energy, Inc.:
5.25% 6/15/29 (c)	3,365,000	3,646,819
5.75% 1/15/28	4,384,000	4,715,540
6.625% 1/15/27	38,000	39,995
7.25% 5/15/26	21,000	22,197
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (c)	2,655,034	2,814,336
Pattern Energy Operations LP 4.5% 8/15/28 (c)	1,350,000	1,407,551
PG&E Corp. 5.25% 7/1/30	4,955,000	4,955,000
Pike Corp. 5.5% 9/1/28 (c)	5,677,000	5,805,925
Talen Energy Supply LLC 10.5% 1/15/26 (c)	1,831,000	1,267,968
TerraForm Power Operating LLC:
4.25% 1/31/23 (c)	2,904,000	2,954,820
5% 1/31/28 (c)	1,355,000	1,487,553
The AES Corp.:
4.5% 3/15/23	20,000	20,100
5.125% 9/1/27	1,756,000	1,883,459
6% 5/15/26	208,000	217,947
Vistra Operations Co. LLC:
5% 7/31/27 (c)	6,324,000	6,608,580
5.5% 9/1/26 (c)	8,542,000	8,840,970
5.625% 2/15/27 (c)	3,595,000	3,747,788
		88,231,242

TOTAL NONCONVERTIBLE BONDS		1,459,100,005

TOTAL CORPORATE BONDS
(Cost $1,470,209,951)		1,473,137,152
	Shares	Value

Common Stocks - 2.7%
Energy - 0.6%
California Resources Corp. (h)	8,061	108,017
California Resources Corp. (a)	8,455	101,967
California Resources Corp. warrants 10/27/24 (h)	2,871	0
Denbury, Inc. (h)	460,577	7,640,972
Sanchez Energy Corp. (b)	52,695	1,356,903
Weatherford International PLC (h)(i)	24,110	50,390

TOTAL ENERGY		9,258,249

Food & Drug Retail - 2.0%
Southeastern Grocers, Inc. (b)(h)	436,231	31,849,198
Metals/Mining - 0.0%
Elah Holdings, Inc. (b)(h)	333	26,307
Telecommunications - 0.1%
Crown Castle International Corp.	12,766	1,994,049
TOTAL COMMON STOCKS
(Cost $33,300,053)		43,127,803
	Principal Amount	Value

Bank Loan Obligations - 1.3%
Cable/Satellite TV - 0.0%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (e)(f)(j)	430,561	421,054
Energy - 0.0%
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 0% 3/1/24 (f)(g)(j)	7,786,000	48,663
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (b)(f)(g)(j)	2,735,146	0
term loan 3 month U.S. LIBOR + 0.000% 0% 12/31/49 (b)(f)(g)(j)	1,217,000	0

TOTAL ENERGY		48,663

Gaming - 0.3%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (e)(f)(j)	700,000	674,625
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (e)(f)(j)	4,931,127	4,333,228

TOTAL GAMING		5,007,853

Insurance - 0.2%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2147% 4/25/25 (e)(f)(j)	3,789,746	3,639,256
Services - 0.0%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (e)(f)(j)	346,241	326,235
Technology - 0.2%
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (e)(f)(j)	2,120,000	2,105,436
Telecommunications - 0.6%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (e)(f)(j)	5,360,000	5,379,350
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (e)(f)(j)	475,000	476,914
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/22 (e)(f)(j)(k)	3,638,451	3,693,027

TOTAL TELECOMMUNICATIONS		9,549,291

TOTAL BANK LOAN OBLIGATIONS
(Cost $27,343,386)		21,097,788

Preferred Securities - 0.1%
Energy - 0.1%
Summit Midstream Partners LP 9.5% (Cost $3,467,765)(e)(l)	3,512,000	679,850
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.10% (m)	29,735,684	29,741,631
Fidelity Securities Lending Cash Central Fund 0.11% (m)(n)	31,947	31,950
TOTAL MONEY MARKET FUNDS
(Cost $29,773,581)		29,773,581
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $1,564,094,736)		1,567,816,174
NET OTHER ASSETS (LIABILITIES) - 0.4%		5,937,212
NET ASSETS - 100%		$1,573,753,386

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,077,898 or 0.1% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,062,674,211 or 67.5% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Non-income producing - Security is in default.

 (h) Non-income producing

 (i) Security or a portion of the security is on loan at period end.

 (j) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,819,225 and $1,846,514, respectively.

 (l) Security is perpetual in nature with no stated maturity date.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
California Resources Corp.	10/27/20	$54,440
Mesquite Energy, Inc. 15% 7/31/23	7/10/20 - 10/15/20	$975,931

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,992
Fidelity Securities Lending Cash Central Fund	244
Total	$21,236

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Staples	$31,849,198	$--	$--	$31,849,198
Energy	9,258,249	7,799,379	101,967	1,356,903
Materials	26,307	--	--	26,307
Real Estate	1,994,049	1,994,049	--	--
Corporate Bonds	1,473,137,152	--	1,472,161,220	975,932
Bank Loan Obligations	21,097,788	--	21,097,788	--
Preferred Securities	679,850	--	679,850	--
Money Market Funds	29,773,581	29,773,581	--	--
Total Investments in Securities:	$1,567,816,174	$39,567,009	$1,494,040,825	$34,208,340

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$17,689,167
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	14,160,031
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$31,849,198
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2020	$14,160,031
Equities - Other Investments in Securities
Beginning Balance	$3,161,717
Net Realized Gain (Loss) on Investment Securities	(1,785,292)
Net Unrealized Gain (Loss) on Investment Securities	1,098,647
Cost of Purchases	4,706,020
Proceeds of Sales	(4,805,697)
Amortization/Accretion	(139,369)
Transfers into Level 3	123,116
Transfers out of Level 3	--
Ending Balance	$2,359,142
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2020	$(1,762,253)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation{s} are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.1%
Luxembourg	4.9%
Canada	3.4%
Netherlands	3.3%
Multi-National	3.2%
Ireland	2.6%
France	1.8%
United Kingdom	1.8%
Cayman Islands	1.4%
Others (Individually Less Than 1%)	0.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,678) — See accompanying schedule: Unaffiliated issuers (cost $1,534,321,155)	$1,538,042,593
Fidelity Central Funds (cost $29,773,581)	29,773,581
Total Investment in Securities (cost $1,564,094,736)		$1,567,816,174
Cash		1,254,531
Receivable for fund shares sold		164,759
Interest receivable		23,205,660
Distributions receivable from Fidelity Central Funds		2,346
Other receivables		95
Total assets		1,592,443,565
Liabilities
Payable for investments purchased
Regular delivery	$10,714,189
Delayed delivery	3,345,600
Payable for fund shares redeemed	4,590,497
Other payables and accrued expenses	7,943
Collateral on securities loaned	31,950
Total liabilities		18,690,179
Net Assets		$1,573,753,386
Net Assets consist of:
Paid in capital		$1,918,038,210
Total accumulated earnings (loss)		(344,284,824)
Net Assets		$1,573,753,386
Net Asset Value, offering price and redemption price per share ($1,573,753,386 ÷ 173,077,308 shares)		$9.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$379,381
Interest		43,912,454
Income from Fidelity Central Funds (including $244 from security lending)		21,236
Total income		44,313,071
Expenses
Custodian fees and expenses	$9,981
Independent trustees' fees and expenses	4,283
Interest	336
Miscellaneous	1,008
Total expenses before reductions	15,608
Expense reductions	(7,933)
Total expenses after reductions		7,675
Net investment income (loss)		44,305,396
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(18,427,470)
Fidelity Central Funds	302
Total net realized gain (loss)		(18,427,168)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	114,479,744
Fidelity Central Funds	(4,029)
Total change in net unrealized appreciation (depreciation)		114,475,715
Net gain (loss)		96,048,547
Net increase (decrease) in net assets resulting from operations		$140,353,943

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,305,396	$96,869,192
Net realized gain (loss)	(18,427,168)	(30,157,124)
Change in net unrealized appreciation (depreciation)	114,475,715	(135,778,017)
Net increase (decrease) in net assets resulting from operations	140,353,943	(69,065,949)
Distributions to shareholders	(42,993,078)	(100,751,571)
Share transactions
Proceeds from sales of shares	29,685,186	238,271,398
Reinvestment of distributions	42,992,607	100,586,768
Cost of shares redeemed	(87,817,734)	(188,249,664)
Net increase (decrease) in net assets resulting from share transactions	(15,139,941)	150,608,502
Total increase (decrease) in net assets	82,220,924	(19,209,018)
Net Assets
Beginning of period	1,491,532,462	1,510,741,480
End of period	$1,573,753,386	$1,491,532,462
Other Information
Shares
Sold	3,299,110	25,321,877
Issued in reinvestment of distributions	4,755,140	10,832,064
Redeemed	(9,726,672)	(20,475,888)
Net increase (decrease)	(1,672,422)	15,678,053

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series High Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.54	$9.50	$9.56	$9.68	$8.96	$9.87
Income from Investment Operations
Net investment income (loss)A	.255	.577	.607	.623	.557	.550
Net realized and unrealized gain (loss)	.542	(.935)	(.051)	(.141)	.687	(.867)
Total from investment operations	.797	(.358)	.556	.482	1.244	(.317)
Distributions from net investment income	(.247)	(.598)	(.616)	(.602)	(.524)	(.546)
Distributions from net realized gain	–	(.004)	–	–	–	(.047)
Total distributions	(.247)	(.602)	(.616)	(.602)	(.524)	(.593)
Net asset value, end of period	$9.09	$8.54	$9.50	$9.56	$9.68	$8.96
Total ReturnB,C	9.38%	(4.11)%	6.12%	5.08%	14.25%	(3.08)%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	- %G	.06%	.69%	.69%
Expenses net of fee waivers, if any	- %F,G	- %G	- %G	.05%	.69%	.69%
Expenses net of all reductions	- %F,G	- %G	- %G	.05%	.69%	.69%
Net investment income (loss)	5.60%F	6.20%	6.44%	6.44%	6.00%	6.07%
Supplemental Data
Net assets, end of period (000 omitted)	$1,573,753	$1,491,532	$1,510,741	$2,883,805	$1,285,072	$2,417,317
Portfolio turnover rateH	52%F	41%I	69%	49%	44%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020

1. Organization.

Fidelity Series High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the investments to the Fair Value Committee (the Committee) established by the investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$33,206,129	Market comparable	Discount rate	20.0%	Decrease
		Discounted cash flow	Discount rate	8.1%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Growth rate	1.5%	Increase
		Book value	Book value multiple	4.5	Increase
Corporate Bonds	$975,932	Recovery value	Recovery value	0.0%	Increase
		Broker Quoted	Bid price	$98.75	Increase
Bank Loan Obligations	$ -	Recovery value	Recovery value	0.0%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, certain conversion ratio adjustments, equity-debt classifications, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$76,254,587
Gross unrealized depreciation	(66,533,110)
Net unrealized appreciation (depreciation)	$9,721,477
Tax cost	$1,558,094,697

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(26,835,436)
Long-term	(311,280,038)
Total capital loss carryforward	$(338,115,474)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series High Income Fund	417,688,117	403,370,250

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series High Income Fund	Borrower	$7,239,600.33%		$336

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments, including accrued interest, and cash valued at $112,256,713 in exchange for 11,804,071 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Series High Income Fund	$1,733

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series High Income Fund	$22	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7,933.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Series High Income Fund	- %-C
Actual		$1,000.00	$1,093.80	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	16,477,844,543.945	94.954
Withheld	875,616,757.045	5.046
TOTAL	17,353,461,300.990	100.000
Donald F. Donahue
Affirmative	16,475,304,981.550	94.940
Withheld	878,156,319.440	5.060
TOTAL	17,353,461,300.990	100.000
Bettina Doulton
Affirmative	16,570,440,321.103	95.488
Withheld	783,020,979.887	4.512
TOTAL	17,353,461,300.990	100.000
Vicki L. Fuller
Affirmative	16,590,910,486.905	95.606
Withheld	762,550,814.085	4.394
TOTAL	17,353,461,300.990	100.00
Patricia L. Kampling
Affirmative	16,469,872,791.586	94.908
Withheld	883,588,509.404	5.092
TOTAL	17,353,461,300.990	100.000
Alan J. Lacy
Affirmative	16,344,655,183.636	94.187
Withheld	1,008,806,117.354	5.813
TOTAL	17,353,461,300.990	100.000
Ned C. Lautenbach
Affirmative	15,532,663,704.227	89.508
Withheld	1,820,797,596.763	10.492
TOTAL	17,353,461,300.990	100.000
Robert A. Lawrence
Affirmative	16,389,821,876.677	94.447
Withheld	963,639,424.313	5.553
TOTAL	17,353,461,300.990	100.000
Joseph Mauriello
Affirmative	16,363,427,626.626	94.295
Withheld	990,033,674.365	5.705
TOTAL	17,353,461,300.990	100.000
Cornelia M. Small
Affirmative	16,405,902,888.605	94.540
Withheld	947,558,412.386	5.460
TOTAL	17,353,461,300.990	100.000
Garnett A. Smith
Affirmative	16,371,912,270.945	94.344
Withheld	981,549,030.045	5.656
TOTAL	17,353,461,300.990	100.000
David M. Thomas
Affirmative	16,365,966,852.048	94.310
Withheld	987,494,448.942	5.690
TOTAL	17,353,461,300.990	100.000
Susan Tomasky
Affirmative	16,483,922,579.861	94.989
Withheld	869,538,721.129	5.011
TOTAL	17,353,461,300.990	100.000
Michael E. Wiley
Affirmative	16,379,083,262.890	94.385
Withheld	974,378,038.101	5.615
TOTAL	17,353,461,300.990	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	1,500,900,781.485	100.000
Against	0.000	0.000
Abstain	0.000	0.000
Broker Non-Vote	0.000	0.000
TOTAL	1,500,900,781.485	100.000
Proposal 1 reflects trust wide proposal and voting results.

FSH-SANN-1220
1.924273.109

Fidelity® Global High Income Fund

Semi-Annual Report

October 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

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Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

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Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
Ally Financial, Inc.	1.5
Citigroup, Inc.	1.3
CCO Holdings LLC/CCO Holdings Capital Corp.	1.2
First Quantum Minerals Ltd.	1.1
Sprint Capital Corp.	1.1
6.2

Top Five Countries as of October 31, 2020

(excluding cash equivalents)	% of fund's net assets
United States of America	47.2
Cayman Islands	7.0
Netherlands	5.6
Luxembourg	4.8
Canada	2.8

Top Five Market Sectors as of October 31, 2020

% of fund's net assets
Energy	13.7
Telecommunications	8.5
Homebuilders/Real Estate	6.8
Banks & Thrifts	6.4
Utilities	5.8

Quality Diversification (% of fund's net assets)

As of October 31, 2020
AAA,AA,A	0.3%
BBB	5.9%
BB	37.0%
B	32.0%
CCC,CC,C	12.7%
D	0.1%
Not Rated	3.2%
Equities	2.3%
Short-Term Investments and Net Other Assets	6.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2020 *
Corporate Bonds	80.9%
Government Obligations	0.5%
Stocks	2.3%
Preferred Securities	6.4%
Other Investments	3.4%
Short-Term Investments and Net Other Assets (Liabilities)	6.5%

 * Foreign investments - 46.3%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 80.9%
		Principal Amount(a)	Value
Convertible Bonds - 0.9%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24		$120,000	$107,789
3.375% 8/15/26		392,000	346,493
			454,282
Diversified Financial Services - 0.1%
Nexi SpA 1.75% 4/24/27 (Reg. S)	EUR	100,000	130,633
Energy - 0.0%
Mesquite Energy, Inc. 15% 7/31/23 (b)(c)		22,882	22,882
Technology - 0.3%
ams AG 2.125% 11/3/27 (Reg. S)	EUR	200,000	227,689

TOTAL CONVERTIBLE BONDS			835,486

Nonconvertible Bonds - 80.0%
Aerospace - 1.9%
Allegheny Technologies, Inc. 5.875% 12/1/27		70,000	65,888
BBA U.S. Holdings, Inc.:
4% 3/1/28 (d)		55,000	53,188
5.375% 5/1/26 (d)		40,000	40,400
Bombardier, Inc.:
7.5% 12/1/24 (d)		96,000	72,240
7.875% 4/15/27 (d)		260,000	189,402
BWX Technologies, Inc. 5.375% 7/15/26 (d)		65,000	67,381
DAE Funding LLC 4.5% 8/1/22 (d)		50,000	50,391
Moog, Inc. 4.25% 12/15/27 (d)		20,000	20,525
Rolls-Royce PLC:
4.625% 2/16/26 (Reg. S)	EUR	100,000	116,462
5.75% 10/15/27 (d)		55,000	55,688
TransDigm UK Holdings PLC 6.875% 5/15/26		200,000	199,000
TransDigm, Inc.:
5.5% 11/15/27		455,000	444,194
6.25% 3/15/26 (d)		25,000	26,063
7.5% 3/15/27		285,000	294,263
Wolverine Escrow LLC 8.5% 11/15/24 (d)		45,000	35,044
			1,730,129
Air Transportation - 0.9%
Aerovias de Mexico SA de CV 7% 2/5/25 (d)(e)		200,000	46,438
Azul Investments LLP 5.875% 10/26/24 (d)		365,000	288,483
International Consolidated Airlines Group SA 0.5% 7/4/23 (Reg. S)	EUR	100,000	94,337
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		55,000	57,269
Rumo Luxembourg SARL 7.375% 2/9/24 (d)		200,000	208,813
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		65,000	68,900
Western Global Airlines LLC 10.375% 8/15/25 (d)		60,000	62,099
			826,339
Automotive & Auto Parts - 2.1%
Faurecia SA 3.75% 6/15/28 (Reg. S)	EUR	205,000	241,785
Fiat Chrysler Automobiles NV 4.5% 7/7/28 (Reg. S)	EUR	313,000	422,777
Ford Motor Co.:
9% 4/22/25		120,000	141,407
9.625% 4/22/30		40,000	53,700
Ford Motor Credit Co. LLC:
3.087% 1/9/23		200,000	198,000
5.125% 6/16/25		170,000	177,189
5.875% 8/2/21		115,000	117,438
Jaguar Land Rover PLC 7.75% 10/15/25 (d)		35,000	34,913
LKQ European Holdings BV 3.625% 4/1/26	EUR	100,000	117,887
Metalsa SA de CV 4.9% 4/24/23 (d)		150,000	150,656
Novem Group GmbH 3 month EURIBOR + 5.250% 5.25% 5/15/24 (Reg. S) (f)(g)	EUR	100,000	111,658
Volvo Car AB 2.125% 4/2/24 (Reg. S)	EUR	100,000	117,338
Winnebago Industries, Inc. 6.25% 7/15/28 (d)		45,000	47,588
			1,932,336
Banks & Thrifts - 2.8%
Ally Financial, Inc.:
8% 11/1/31		155,000	211,542
8% 11/1/31		868,000	1,197,548
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (f)	EUR	100,000	89,981
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		150,000	153,563
Banco de Sabadell SA 5.625% 5/6/26 (Reg. S)	EUR	100,000	123,066
Biz Finance PLC 9.625% 4/27/22 (d)		37,500	38,355
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		200,000	205,438
Industrial Senior Trust 5.5% 11/1/22 (d)		200,000	208,600
TBC Bank JSC 5.75% 6/19/24 (d)		200,000	201,313
Turkiye Sinai Kalkinma Bankasi A/S 6% 1/23/25 (d)		200,000	185,688
			2,615,094
Broadcasting - 1.8%
AMC Networks, Inc.:
4.75% 12/15/22		66,000	66,000
4.75% 8/1/25		125,000	124,812
Cable Onda SA 4.5% 1/30/30 (d)		200,000	211,813
E.W. Scripps Co. 5.125% 5/15/25 (d)		30,000	28,613
Entercom Media Corp. 6.5% 5/1/27 (d)		40,000	34,803
Netflix, Inc.:
3.625% 6/15/30 (Reg. S)	EUR	100,000	126,771
3.875% 11/15/29 (Reg. S)	EUR	200,000	258,203
5.875% 11/15/28		140,000	167,271
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (d)		75,000	78,188
Scripps Escrow, Inc. 5.875% 7/15/27 (d)		60,000	58,350
Sirius XM Radio, Inc.:
4.125% 7/1/30 (d)		75,000	77,101
4.625% 7/15/24 (d)		100,000	103,120
5% 8/1/27 (d)		65,000	68,088
Tegna, Inc. 5% 9/15/29		85,000	86,063
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		200,000	121,313
Univision Communications, Inc. 6.625% 6/1/27 (d)		110,000	111,238
			1,721,747
Building Materials - 0.7%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		315,000	329,610
CEMEX S.A.B. de CV 5.45% 11/19/29 (d)		200,000	211,560
HMAN Finance Sub Corp. 6.375% 7/15/22 (d)		100,000	98,750
			639,920
Cable/Satellite TV - 3.9%
Altice France Holding SA 8% 5/15/27 (d)	EUR	175,000	213,495
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (d)		95,000	98,681
4.75% 3/1/30 (d)		140,000	147,259
5.125% 5/1/27 (d)		725,000	761,250
5.75% 2/15/26 (d)		65,000	67,383
CSC Holdings LLC:
3.375% 2/15/31 (d)		75,000	72,132
4.625% 12/1/30 (d)		75,000	74,980
5.375% 2/1/28 (d)		165,000	175,313
5.5% 4/15/27 (d)		115,000	121,038
5.75% 1/15/30 (d)		100,000	106,905
6.5% 2/1/29 (d)		165,000	183,071
7.5% 4/1/28 (d)		230,000	251,819
DISH DBS Corp.:
5% 3/15/23		250,000	250,938
7.75% 7/1/26		185,000	196,097
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		150,000	150,750
6.5% 9/15/28 (d)		110,000	113,300
UPC Holding BV 3.875% 6/15/29 (Reg. S)	EUR	100,000	112,389
Virgin Media Secured Finance PLC 5.5% 5/15/29 (d)		170,000	181,630
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)		35,000	35,963
6% 1/15/27 (d)		160,000	166,000
Ziggo BV:
4.25% 1/15/27 (Reg. S)	EUR	90,000	107,491
4.875% 1/15/30 (d)		50,000	51,844
			3,639,728
Capital Goods - 0.1%
Vertical Holdco GmbH 6.625% 7/15/28 (Reg. S)	EUR	100,000	119,863
Chemicals - 3.3%
Braskem Idesa SAPI 7.45% 11/15/29 (d)		250,000	236,380
Braskem Netherlands BV 4.5% 1/31/30 (d)		200,000	184,710
CF Industries Holdings, Inc.:
4.95% 6/1/43		175,000	209,773
5.15% 3/15/34		100,000	117,125
5.375% 3/15/44		225,000	276,188
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		140,000	151,861
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0004% 6/15/22 (d)(f)(g)		320,000	305,853
6.5% 5/15/26 (d)		185,000	171,125
6.875% 6/15/25 (d)		200,000	186,000
CTC BondCo GmbH 5.25% 12/15/25	EUR	200,000	224,121
MEGlobal Canada, Inc. 5% 5/18/25 (d)		200,000	217,500
OCI NV 5.25% 11/1/24 (d)		110,000	112,475
SPCM SA 2.625% 2/1/29 (Reg. S)	EUR	101,000	117,336
The Chemours Co. LLC:
5.375% 5/15/27		240,000	235,500
6.625% 5/15/23		65,000	64,838
7% 5/15/25		130,000	130,975
Valeant Pharmaceuticals International, Inc. 6.25% 2/15/29 (d)		40,000	41,222
Valvoline, Inc. 4.25% 2/15/30 (d)		45,000	45,900
W. R. Grace & Co.-Conn. 4.875% 6/15/27 (d)		70,000	72,923
			3,101,805
Consumer Products - 0.4%
Central Garden & Pet Co. 4.125% 10/15/30		35,000	35,394
Prosus NV 4.027% 8/3/50 (d)		200,000	207,500
TripAdvisor, Inc. 7% 7/15/25 (d)		35,000	36,409
Walnut Bidco PLC 6.75% 8/1/24 (Reg. S)	EUR	100,000	112,407
			391,710
Containers - 0.4%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(f)		70,000	71,138
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (d)		50,000	51,688
Ball Corp. 4.875% 3/15/26		85,000	94,563
Berry Global, Inc. 4.875% 7/15/26 (d)		40,000	41,900
CANPACK SA and Eastern PA Land Investment Holding LLC 3.125% 11/1/25 (d)		35,000	35,438
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		30,000	31,350
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		20,000	20,350
Plastipak Holdings, Inc. 6.25% 10/15/25 (d)		20,000	20,025
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		40,000	41,900
			408,352
Diversified Financial Services - 3.0%
Altice France Holding SA 10.5% 5/15/27 (d)		130,000	143,325
Comcel Trust 6.875% 2/6/24 (d)		220,000	224,950
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		70,000	40,775
FLY Leasing Ltd. 5.25% 10/15/24		35,000	29,050
Ford Credit Europe PLC 1.615% 5/11/23 (Reg. S)	EUR	200,000	226,233
Fortune Star (BVI) Ltd.:
6.75% 7/2/23 (Reg. S)		200,000	206,875
6.85% 7/2/24 (Reg. S)		200,000	207,563
Garfunkelux Holdco 3 SA:
3 month EURIBOR + 3.500% 3.5% 9/1/23 (Reg. S) (f)(g)	EUR	100,000	116,174
7.5% 8/1/22 (Reg. S)	EUR	100,000	116,290
HTA Group Ltd. 7% 12/18/25 (d)		200,000	208,960
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24		90,000	91,537
5.25% 5/15/27		90,000	93,133
6.25% 5/15/26		260,000	269,750
6.375% 12/15/25		215,000	220,377
Lincoln Financing SARL 3.625% 4/1/24 (Reg. S)	EUR	125,000	138,302
Nexi SpA 1.75% 10/31/24 (Reg. S)	EUR	100,000	116,000
Park Aerospace Holdings Ltd. 4.5% 3/15/23 (d)		20,000	20,227
Springleaf Finance Corp.:
6.875% 3/15/25		75,000	82,500
8.875% 6/1/25		75,000	82,500
Verisure Holding AB 3.875% 7/15/26 (Reg. S)	EUR	125,000	145,035
Yihua Overseas Investment Ltd. 8.5% 12/31/49 (Reg. S) (e)		200,000	20,100
			2,799,656
Diversified Media - 0.4%
Allen Media LLC 10.5% 2/15/28 (d)		70,000	67,900
CBS Corp.:
5.875% 2/28/57 (f)		33,000	33,330
6.25% 2/28/57 (f)		90,000	97,875
Lamar Media Corp. 4.875% 1/15/29		45,000	46,800
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		90,000	92,002
			337,907
Energy - 12.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (d)		140,000	126,000
5.75% 1/15/28 (d)		60,000	53,400
Apache Corp.:
4.625% 11/15/25		55,000	52,250
4.875% 11/15/27		135,000	126,698
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (d)		70,000	67,550
Cenovus Energy, Inc. 5.375% 7/15/25		55,000	57,956
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27		135,000	151,147
Cheniere Energy Partners LP 5.625% 10/1/26		90,000	92,250
Cheniere Energy, Inc. 4.625% 10/15/28 (d)		180,000	185,850
Citgo Holding, Inc. 9.25% 8/1/24 (d)		185,000	155,400
Citgo Petroleum Corp.:
6.25% 8/15/22 (d)		85,000	79,688
7% 6/15/25 (d)		130,000	120,575
Comstock Resources, Inc.:
7.5% 5/15/25 (d)		210,000	208,467
9.75% 8/15/26		90,000	94,838
9.75% 8/15/26		140,000	147,490
Continental Resources, Inc. 4.5% 4/15/23		10,000	9,576
CVR Energy, Inc.:
5.25% 2/15/25 (d)		140,000	102,025
5.75% 2/15/28 (d)		140,000	95,550
DCP Midstream LLC 5.85% 5/21/43 (d)(f)		60,000	44,605
DCP Midstream Operating LP 5.375% 7/15/25		135,000	141,750
Duke Energy Field Services 8.125% 8/16/30		5,000	5,700
Ecopetrol SA 5.875% 5/28/45		100,000	108,536
EG Global Finance PLC 6.25% 10/30/25 (Reg. S)	EUR	100,000	110,572
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (d)		125,000	129,688
6.625% 7/15/25 (d)		55,000	57,063
EQM Midstream Partners LP 6.5% 7/1/27 (d)		70,000	73,416
EQT Corp. 5% 1/15/29 (h)		55,000	55,413
GeoPark Ltd.:
5.5% 1/17/27 (d)		200,000	174,188
6.5% 9/21/24 (d)		200,000	187,690
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29 (d)		55,000	56,680
Greenko Dutch BV 5.25% 7/24/24		200,000	204,875
Harvest Midstream I LP 7.5% 9/1/28 (d)		95,000	94,288
Hess Midstream Partners LP:
5.125% 6/15/28 (d)		80,000	79,600
5.625% 2/15/26 (d)		100,000	100,000
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (d)		145,000	134,125
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (d)		200,000	187,563
Jonah Energy LLC 7.25% 10/15/25 (d)		215,000	6,988
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (d)		95,000	45,600
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		285,000	244,744
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S) (d)		150,000	155,070
6.5% 6/30/27 (Reg. S) (d)		30,000	30,900
6.75% 6/30/30 (Reg. S) (d)		20,000	20,526
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (d)		85,000	80,750
Medco Bell Pte Ltd.:
6.375% 1/30/27 (d)		200,000	175,500
6.375% 1/30/27 (Reg. S)		200,000	175,500
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		200,000	193,688
MEG Energy Corp.:
7% 3/31/24 (d)		216,000	205,200
7.125% 2/1/27 (d)		140,000	125,962
Murphy Oil Corp. 5.875% 12/1/27		90,000	71,017
Nabors Industries, Inc. 5.75% 2/1/25		105,000	28,718
Neerg Energy Ltd. 6% 2/13/22 (Reg. S)		200,000	202,063
New Fortress Energy LLC 6.75% 9/15/25 (d)		55,000	56,714
Noble Holding International Ltd.:
6.05% 3/1/41 (e)		5,000	34
6.2% 8/1/40 (e)		85,000	425
7.75% 1/15/24 (e)		48,000	120
7.95% 4/1/25 (e)(f)		55,000	413
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(e)		400,000	100,000
Occidental Petroleum Corp.:
2.7% 8/15/22		55,000	50,861
2.9% 8/15/24		35,000	29,138
5.55% 3/15/26		65,000	56,550
5.875% 9/1/25		40,000	35,200
6.375% 9/1/28		55,000	48,125
6.6% 3/15/46		55,000	45,535
6.625% 9/1/30		195,000	170,879
6.95% 7/1/24		65,000	61,425
7.5% 5/1/31		230,000	209,875
8.875% 7/15/30		145,000	141,919
Oleoducto Central SA 4% 7/14/27 (d)		200,000	208,540
Pacific Drilling SA 12% 4/1/24 pay-in-kind (d)(e)(f)		9,642	96
Parsley Energy LLC/Parsley Finance Corp. 5.625% 10/15/27 (d)		160,000	170,200
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28 (d)		160,000	61,800
7.25% 6/15/25		70,000	29,269
9.25% 5/15/25 (d)		85,000	75,438
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		130,000	102,050
Petrobras Global Finance BV:
5.093% 1/15/30		113,000	118,337
6.9% 3/19/49		115,000	130,139
Petroleos Mexicanos:
4.25% 1/15/25		185,000	172,073
4.875% 1/24/22		85,000	85,478
5.5% 2/24/25 (Reg. S)	EUR	200,000	238,680
6.49% 1/23/27		175,000	162,794
7.69% 1/23/50		75,000	62,246
Pride International, Inc. 7.875% 8/15/40 (e)		95,000	7,600
Puma International Financing SA 5.125% 10/6/24 (Reg. S)		200,000	168,600
Rattler Midstream LP 5.625% 7/15/25 (d)		50,000	51,375
Repsol International Finance BV 4.5% 3/25/75 (Reg. S) (f)	EUR	200,000	240,791
Saudi Arabian Oil Co. 3.5% 4/16/29 (d)		200,000	219,500
SESI LLC 7.75% 9/15/24		40,000	9,200
Sibur Securities DAC 2.95% 7/8/25 (d)		200,000	202,563
SM Energy Co.:
5% 1/15/24		65,000	32,500
5.625% 6/1/25		100,000	39,271
6.625% 1/15/27		65,000	24,375
6.75% 9/15/26		25,000	9,625
Southwestern Energy Co. 8.375% 9/15/28		60,000	62,700
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		90,000	90,675
5.5% 2/15/26		75,000	75,141
6% 4/15/27		175,000	180,899
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.875% 2/1/31 (d)		55,000	53,675
5.125% 2/1/25		35,000	35,088
5.375% 2/1/27		35,000	35,175
5.5% 3/1/30 (d)		70,000	70,415
5.875% 4/15/26		70,000	71,400
6.5% 7/15/27		40,000	41,900
6.875% 1/15/29		70,000	75,075
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		200,000	203,063
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		200,000	217,200
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		85,000	54,613
Transocean, Inc. 11.5% 1/30/27 (d)		76,000	25,126
Transportadora de Gas del Sur SA 6.75% 5/2/25 (d)		300,000	245,531
Tullow Oil PLC:
6.25% 4/15/22 (d)		200,000	125,250
7% 3/1/25 (d)		200,000	103,188
U.S.A. Compression Partners LP 6.875% 4/1/26		35,000	34,706
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (c)(e)		63,329	3,166
Valaris PLC:
5.2% 3/15/25 (e)		30,000	1,275
7.75% 2/1/26 (e)		85,000	3,825
Viper Energy Partners LP 5.375% 11/1/27 (d)		30,000	30,621
W&T Offshore, Inc. 9.75% 11/1/23 (d)		75,000	48,750
YPF SA 8.5% 3/23/25 (d)		471,000	301,440
			11,454,338
Entertainment/Film - 0.2%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (d)		80,000	73,600
Petroleos Mexicanos 3.625% 11/24/25 (Reg. S)	EUR	100,000	104,928
			178,528
Environmental - 0.3%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)		215,000	214,463
Paprec Holding 3 month EURIBOR + 3.500% 3.5% 3/31/25 (f)(g)	EUR	100,000	107,569
			322,032
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.625% 1/15/27 (d)		95,000	98,563
4.875% 2/15/30 (d)		95,000	100,900
Camposol SA 6% 2/3/27 (d)		200,000	210,688
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		35,000	35,175
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		100,000	101,880
Sigma Holdco BV 5.75% 5/15/26 (Reg. S)	EUR	110,000	122,234
Tops Markets LLC 13% 11/19/24 pay-in-kind (c)(f)		33,712	32,701
			702,141
Food/Beverage/Tobacco - 2.2%
Central American Bottling Corp. 5.75% 1/31/27 (d)		200,000	208,875
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (d)		30,000	30,099
7.5% 4/15/25 (d)		15,000	15,394
Del Monte Foods, Inc. 11.875% 5/15/25 (d)		40,000	42,650
JBS Investments II GmbH:
5.75% 1/15/28 (d)		200,000	210,125
7% 1/15/26 (d)		400,000	427,360
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (d)		30,000	30,840
6.75% 2/15/28 (d)		185,000	203,469
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		120,000	130,500
6.5% 4/15/29 (d)		80,000	89,800
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		60,000	64,500
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (d)		45,000	46,463
4.875% 11/1/26 (d)		45,000	46,737
MHP SA 7.75% 5/10/24 (d)		200,000	208,188
Post Holdings, Inc.:
4.625% 4/15/30 (d)		95,000	97,494
5.625% 1/15/28 (d)		110,000	116,050
TreeHouse Foods, Inc. 4% 9/1/28		20,000	20,025
United Natural Foods, Inc. 6.75% 10/15/28 (d)		40,000	40,500
			2,029,069
Gaming - 2.9%
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)		110,000	112,942
8.125% 7/1/27 (d)		275,000	287,016
Caesars Resort Collection LLC 5.25% 10/15/25 (d)		300,000	285,336
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		95,000	103,786
5.375% 4/15/26		30,000	33,319
Golden Nugget, Inc. 6.75% 10/15/24 (d)		130,000	110,080
LHMC Finco SARL 6.25% 12/20/23 (Reg. S)	EUR	100,000	102,772
MCE Finance Ltd. 5.375% 12/4/29 (Reg. S)		200,000	192,773
MGM Growth Properties Operating Partnership LP:
4.5% 1/15/28		350,000	355,250
5.75% 2/1/27		70,000	75,539
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		200,000	200,188
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		35,000	36,405
Scientific Games Corp. 8.625% 7/1/25 (d)		35,000	36,389
Station Casinos LLC 5% 10/1/25 (d)		155,000	154,225
Studio City Finance Ltd.:
6% 7/15/25 (d)		25,000	25,031
6.5% 1/15/28 (d)		110,000	108,372
6.5% 1/15/28 (Reg. S)		200,000	197,040
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (d)		75,000	75,944
Wynn Macau Ltd. 5.5% 1/15/26 (d)		200,000	193,750
			2,686,157
Healthcare - 5.4%
Avantor Funding, Inc. 4.625% 7/15/28 (d)		75,000	77,715
Catalent Pharma Solutions 5% 7/15/27 (d)		20,000	20,850
Centene Corp.:
3% 10/15/30		55,000	57,115
3.375% 2/15/30		60,000	62,320
4.25% 12/15/27		70,000	73,675
4.625% 12/15/29		105,000	114,317
5.375% 6/1/26 (d)		245,000	257,791
5.375% 8/15/26 (d)		55,000	58,163
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (d)		20,000	20,900
5.5% 4/1/26 (d)		65,000	67,925
Community Health Systems, Inc. 8% 3/15/26 (d)		390,000	391,560
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		100,000	103,000
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)		60,000	57,675
4.625% 6/1/30 (d)		120,000	122,057
Encompass Health Corp. 5.75% 9/15/25		15,000	15,488
Eurofins Scientific SA 2.125% 7/25/24 (Reg. S)	EUR	100,000	123,152
HCA Holdings, Inc.:
5.375% 9/1/26		85,000	95,519
5.875% 2/15/26		85,000	96,050
5.875% 2/1/29		45,000	52,942
Hologic, Inc. 3.25% 2/15/29 (d)		55,000	55,275
IMS Health, Inc. 5% 10/15/26 (d)		120,000	124,367
InRetail Pharma SA 5.375% 5/2/23 (d)		200,000	207,625
Molina Healthcare, Inc. 4.375% 6/15/28 (d)		40,000	41,000
Ortho-Clinical Diagnostics, Inc.:
7.25% 2/1/28 (d)		30,000	31,350
7.375% 6/1/25 (d)		45,000	47,475
Radiology Partners, Inc. 9.25% 2/1/28 (d)		220,000	234,516
Sabra Health Care LP 3.9% 10/15/29		72,000	72,385
Service Corp. International 3.375% 8/15/30		300,000	304,125
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (d)		30,000	29,550
10% 4/15/27 (d)		15,000	16,013
Teleflex, Inc. 4.625% 11/15/27		30,000	31,636
Tenet Healthcare Corp.:
4.625% 7/15/24		80,000	81,352
6.125% 10/1/28 (d)		240,000	233,100
6.25% 2/1/27 (d)		195,000	202,469
6.75% 6/15/23		300,000	316,362
6.875% 11/15/31		10,000	10,000
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26		75,000	66,000
4.1% 10/1/46		200,000	166,000
6% 1/31/25	EUR	100,000	120,780
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)		110,000	117,150
Valeant Pharmaceuticals International, Inc.:
5.5% 3/1/23 (d)		18,000	17,955
5.5% 11/1/25 (d)		260,000	267,098
5.875% 5/15/23 (d)		5,000	4,988
8.5% 1/31/27 (d)		55,000	60,138
9.25% 4/1/26 (d)		230,000	253,575
Vizient, Inc. 6.25% 5/15/27 (d)		15,000	15,863
			4,996,361
Homebuilders/Real Estate - 6.2%
ADLER Real Estate AG 3% 4/27/26 (Reg. S)	EUR	100,000	115,939
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.625% 1/15/28 (d)		5,000	5,025
9.875% 4/1/27 (d)		39,000	43,290
China Aoyuan Group Ltd. 6.2% 3/24/26 (Reg. S)		200,000	191,875
China SCE Property Holdings Ltd.:
7.25% 4/19/23 (Reg. S)		200,000	204,500
7.375% 4/9/24 (Reg. S)		200,000	204,563
China South City Holdings Ltd. 11.5% 2/12/22 (Reg. S)		200,000	197,500
Easy Tactic Ltd. 5.875% 2/13/23 (Reg. S)		200,000	169,102
Evergrande Real Estate Group Ltd.:
8.25% 3/23/22 (Reg. S)		200,000	168,125
8.75% 6/28/25 (Reg. S)		200,000	146,500
Hospitality Properties Trust 7.5% 9/15/25		95,000	99,566
Jababeka International BV 6.5% 10/5/23 (Reg. S)		200,000	167,875
Kaisa Group Holdings Ltd.:
8.5% 6/30/22 (Reg. S)		200,000	195,125
11.5% 1/30/23 (Reg. S)		200,000	202,625
KWG Property Holding Ltd. 5.2% 9/21/22 (Reg. S)		200,000	200,032
Lennar Corp. 5.375% 10/1/22		55,000	58,575
Liquid Telecommunications Financing PLC 8.5% 7/13/22 (d)		200,000	203,281
Modernland Overseas Pte Ltd. 6.95% 4/13/24		200,000	80,688
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		330,000	345,329
5.25% 8/1/26		100,000	103,750
New Home Co. LLC 7.25% 10/15/25 (d)		35,000	35,219
New Metro Global Ltd. 6.8% 8/5/23 (Reg. S)		200,000	206,375
Realogy Group LLC/Realogy Co-Issuer Corp. 7.625% 6/15/25 (d)		25,000	26,406
Redsun Properties Group Ltd. 9.7% 4/16/23 (Reg. S)		220,000	223,960
Ronshine China Holdings Ltd. 11.25% 8/22/21 (Reg. S)		200,000	207,563
Starwood Property Trust, Inc. 4.75% 3/15/25		75,000	72,750
Sunac China Holdings Ltd.:
6.5% 7/9/23 (Reg. S)		200,000	195,563
7.5% 2/1/24 (Reg. S)		200,000	199,438
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.75% 1/15/28 (d)		80,000	88,800
5.875% 6/15/27 (d)		55,000	60,775
Times China Holdings Ltd. 6.6% 3/2/23 (Reg. S)		200,000	203,813
TRI Pointe Homes, Inc. 5.7% 6/15/28		15,000	16,650
VICI Properties, Inc.:
3.75% 2/15/27 (d)		55,000	55,138
4.125% 8/15/30 (d)		70,000	70,875
Wanda Properties Overseas Ltd. 6.875% 7/23/23 (Reg. S)		200,000	195,625
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		25,000	25,321
Yango Justice International Ltd.:
8.25% 11/25/23 (Reg. S)		220,000	223,438
10% 2/12/23 (Reg. S)		200,000	210,938
Yuzhou Properties Co. 7.375% 1/13/26 (Reg. S)		200,000	191,999
Zhenro Properties Group Ltd. 8.7% 8/3/22 (Reg. S)		200,000	203,813
			5,817,724
Hotels - 0.3%
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30		120,000	123,450
5.125% 5/1/26		70,000	70,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		40,000	40,465
			234,790
Insurance - 1.2%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)		235,000	234,413
8.125% 2/15/24 (d)		55,000	57,517
10.125% 8/1/26 (d)		25,000	27,633
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (d)		225,000	236,250
AmWINS Group, Inc. 7.75% 7/1/26 (d)		15,000	16,013
HUB International Ltd. 7% 5/1/26 (d)		190,000	194,750
MGIC Investment Corp. 5.25% 8/15/28		40,000	41,100
USI, Inc. 6.875% 5/1/25 (d)		275,000	279,813
			1,087,489
Leisure - 0.9%
Carnival Corp.:
9.875% 8/1/27 (d)		210,000	218,269
10.5% 2/1/26 (d)		75,000	81,188
NCL Corp. Ltd. 10.25% 2/1/26 (d)		115,000	118,163
POWDR Corp. 6% 8/1/25 (d)		35,000	35,291
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (d)		85,000	88,506
11.5% 6/1/25 (d)		105,000	119,700
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (d)		50,000	52,500
Vail Resorts, Inc. 6.25% 5/15/25 (d)		35,000	36,750
Viking Cruises Ltd. 13% 5/15/25 (d)		50,000	56,625
Voc Escrow Ltd. 5% 2/15/28 (d)		70,000	60,576
			867,568
Metals/Mining - 3.3%
Abja Investment Co. Pte Ltd. 5.45% 1/24/28		300,000	291,084
Alpha Natural Resources, Inc. 9.75% 4/15/18 (c)(e)		210,000	0
Alrosa Finance SA 3.1% 6/25/27 (d)		200,000	200,563
Antofagasta PLC 2.375% 10/14/30 (d)		200,000	197,313
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		200,000	198,500
6.875% 3/1/26 (d)		200,000	198,813
6.875% 10/15/27 (d)		185,000	184,769
7.25% 4/1/23 (d)		325,000	326,727
7.5% 4/1/25 (d)		130,000	130,033
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (d)		45,000	46,049
5.125% 3/15/23 (d)		95,000	99,156
Freeport-McMoRan, Inc.:
4.625% 8/1/30		55,000	58,713
5.4% 11/14/34		30,000	34,350
Howmet Aerospace, Inc. 5.95% 2/1/37		45,000	49,050
HudBay Minerals, Inc. 6.125% 4/1/29 (d)		105,000	107,625
Industrias Penoles SA de CV 4.75% 8/6/50 (d)		200,000	209,250
Joseph T. Ryerson & Son, Inc. 8.5% 8/1/28 (d)		45,000	48,220
Stillwater Mining Co. 6.125% 6/27/22 (d)		200,000	202,563
Vedanta Resources PLC 6.375% 7/30/22 (Reg. S)		400,000	282,000
VM Holding SA 6.5% 1/18/28 (d)		200,000	220,938
			3,085,716
Paper - 0.1%
Berry Global, Inc. 5.625% 7/15/27 (d)		35,000	36,615
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		90,000	94,950
			131,565
Publishing/Printing - 0.2%
Clear Channel International BV 6.625% 8/1/25 (d)		200,000	203,000
Railroad - 0.2%
Groupe Eurotunnel SA 3.5% 10/30/25 (Reg. S)	EUR	140,000	163,338
Restaurants - 0.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (d)(h)		160,000	159,200
5% 10/15/25 (d)		73,000	74,832
Golden Nugget, Inc. 8.75% 10/1/25 (d)		60,000	49,200
Yum! Brands, Inc. 7.75% 4/1/25 (d)		20,000	21,969
			305,201
Services - 2.2%
APX Group, Inc. 7.625% 9/1/23		75,000	75,591
ASGN, Inc. 4.625% 5/15/28 (d)		160,000	164,526
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		55,000	55,825
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		250,000	234,925
Expedia, Inc. 7% 5/1/25 (d)		75,000	80,311
Fair Isaac Corp. 5.25% 5/15/26 (d)		50,000	55,500
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		520,000	514,963
Hertz Corp.:
5.5% 10/15/24 (d)(e)		50,000	19,875
6% 1/15/28 (d)(e)		50,000	20,125
6.25% 10/15/22 (e)		35,000	13,825
7.125% 8/1/26 (d)(e)		85,000	33,575
IAA Spinco, Inc. 5.5% 6/15/27 (d)		30,000	31,538
IHS Markit Ltd.:
4% 3/1/26 (d)		35,000	38,970
4.75% 2/15/25 (d)		65,000	73,288
Intrum Justitia AB 2.75% 7/15/22 (Reg. S)	EUR	20,000	23,125
Laureate Education, Inc. 8.25% 5/1/25 (d)		195,000	207,716
Sabre GLBL, Inc. 7.375% 9/1/25 (d)		60,000	61,200
Service Corp. International 5.125% 6/1/29		35,000	38,249
Sotheby's 7.375% 10/15/27 (d)		80,000	81,930
Tempo Acquisition LLC 6.75% 6/1/25 (d)		55,000	55,811
The GEO Group, Inc.:
5.125% 4/1/23		50,000	40,250
5.875% 10/15/24		15,000	10,389
6% 4/15/26		170,000	110,449
			2,041,956
Steel - 1.2%
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (d)		165,000	169,950
CSN Resources SA 7.625% 4/17/26 (d)		200,000	204,688
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		60,000	59,400
JSW Steel Ltd. 5.375% 4/4/25 (Reg. S)		200,000	199,000
Thyssenkrupp AG:
1.875% 3/6/23 (Reg. S)	EUR	25,000	27,078
2.75% 3/8/21 (Reg. S)	EUR	10,000	11,643
TMK Capital SA 4.3% 2/12/27 (Reg. S)		200,000	195,625
Usiminas International SARL 5.875% 7/18/26 (d)		200,000	207,563
			1,074,947
Super Retail - 0.8%
Academy Ltd. 6% 11/15/27 (d)		75,000	74,956
Asbury Automotive Group, Inc.:
4.5% 3/1/28 (d)		21,000	21,368
4.75% 3/1/30 (d)		20,000	20,650
Carvana Co. 5.875% 10/1/28 (d)		55,000	54,324
EG Global Finance PLC:
6.75% 2/7/25 (d)		250,000	245,000
8.5% 10/30/25 (d)		50,000	51,150
Group 1 Automotive, Inc. 4% 8/15/28 (d)		200,000	200,250
L Brands, Inc. 6.625% 10/1/30 (d)		110,000	115,500
			783,198
Technology - 2.9%
ams AG 6% 7/31/25 (Reg. S)	EUR	100,000	120,891
Arcelik A/S 5% 4/3/23 (d)		200,000	199,000
Banff Merger Sub, Inc. 9.75% 9/1/26 (d)		205,000	215,476
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		60,000	60,750
Camelot Finance SA 4.5% 11/1/26 (d)		150,000	156,000
CDK Global, Inc.:
4.875% 6/1/27		80,000	82,906
5.25% 5/15/29 (d)		35,000	37,545
5.875% 6/15/26		35,000	36,444
CDW LLC/CDW Finance Corp. 4.25% 4/1/28		80,000	82,740
Entegris, Inc. 4.625% 2/10/26 (d)		85,000	87,338
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (d)		205,000	214,738
Itron, Inc. 5% 1/15/26 (d)		30,000	30,600
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (d)		45,000	47,025
Jain International Trading BV 7.125% 2/1/22 (Reg. S) (e)		200,000	49,250
Lenovo Group Ltd. 3.421% 11/2/30 (d)		200,000	202,042
Match Group Holdings II LLC 5.625% 2/15/29 (d)		65,000	70,038
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)		30,000	33,900
ON Semiconductor Corp. 3.875% 9/1/28 (d)		70,000	71,225
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		95,000	98,563
Orano SA:
2.75% 3/8/28 (Reg. S)	EUR	100,000	113,553
3.375% 4/23/26 (Reg. S)	EUR	100,000	119,524
Qorvo, Inc. 4.375% 10/15/29		45,000	48,245
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (d)		260,000	270,075
TTM Technologies, Inc. 5.625% 10/1/25 (d)		125,000	128,438
Uber Technologies, Inc. 7.5% 5/15/25 (d)		115,000	120,894
Unisys Corp. 6.875% 11/1/27 (d)		30,000	31,050
			2,728,250
Telecommunications - 7.9%
Altice France Holding SA 6% 2/15/28 (d)		75,000	71,936
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		300,000	312,000
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (d)		340,000	358,020
7.5% 10/15/26 (d)		100,000	105,299
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		30,000	29,775
5.625% 9/15/28 (d)		20,000	20,200
Cellnex Telecom SA 2.375% 1/16/24 (Reg. S)	EUR	100,000	122,288
CenturyLink, Inc.:
4% 2/15/27 (d)		115,000	117,574
5.125% 12/15/26 (d)		150,000	153,375
Communications Sales & Leasing, Inc. 8.25% 10/15/23		115,000	113,275
Crystal Almond SARL 4.25% 10/15/24 (Reg. S)	EUR	100,000	112,746
Digicel Group Ltd. 6.75% 3/1/23 (d)		150,000	93,000
Equinix, Inc. 5.375% 5/15/27		50,000	54,512
Frontier Communications Corp.:
5.875% 10/15/27 (d)		50,000	50,938
8.5% 4/1/26 (d)		225,000	226,406
11% 9/15/25 (e)		215,000	89,494
GTT Communications, Inc. 7.875% 12/31/24 (d)		180,000	90,000
IHS Netherlands Holdco BV 8% 9/18/27 (d)		200,000	203,750
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (e)		315,000	184,669
8.5% 10/15/24 (d)(e)		45,000	27,792
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (d)		100,000	106,250
Level 3 Financing, Inc.:
4.25% 7/1/28 (d)		75,000	75,375
5.375% 1/15/24		200,000	201,442
Millicom International Cellular SA 5.125% 1/15/28 (d)		250,000	262,344
Olivetti Finance NV 7.75% 1/24/33	EUR	75,000	125,236
Sable International Finance Ltd. 5.75% 9/7/27 (d)		325,000	344,500
Sabre GLBL, Inc. 9.25% 4/15/25 (d)		45,000	49,613
SBA Communications Corp. 3.875% 2/15/27 (d)		120,000	121,950
SFR Group SA:
5.125% 1/15/29 (d)		50,000	49,921
5.5% 1/15/28 (d)		130,000	131,706
7.375% 5/1/26 (d)		150,000	156,555
8.125% 2/1/27 (d)		245,000	266,438
Sprint Capital Corp.:
6.875% 11/15/28		165,000	208,519
8.75% 3/15/32		530,000	793,013
Sprint Corp.:
7.125% 6/15/24		200,000	230,040
7.625% 3/1/26		70,000	85,188
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		200,000	200,086
Telecom Italia SpA 2.75% 4/15/25 (Reg. S)	EUR	100,000	120,354
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		200,000	211,188
Telenet Finance Luxembourg Notes SARL 3.5% 3/1/28 (Reg. S)	EUR	200,000	239,336
Telesat Canada/Telesat LLC 6.5% 10/15/27 (d)		45,000	44,775
Turk Telekomunikasyon A/S 6.875% 2/28/25 (d)		200,000	203,563
Turkcell Iletisim Hizmet A/S 5.8% 4/11/28 (d)		200,000	192,375
VTR Comunicaciones SpA 5.125% 1/15/28 (d)		200,000	210,875
Windstream Escrow LLC 7.75% 8/15/28 (d)		80,000	77,300
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)		115,000	112,872
6.125% 3/1/28 (d)		60,000	60,525
			7,418,388
Textiles/Apparel - 0.1%
CBR Fashion Finance BV 5.125% 10/1/22 (Reg. S)	EUR	100,000	103,372
Transportation Ex Air/Rail - 1.5%
Autostrade per L'italia SpA:
1.625% 6/12/23	EUR	215,000	247,270
1.75% 6/26/26 (Reg. S)	EUR	100,000	113,026
1.875% 9/26/29 (Reg. S)	EUR	100,000	113,233
Avolon Holdings Funding Ltd. 5.25% 5/15/24 (d)		135,000	137,704
Holding d'Infrastructures de Transport SAS 2.5% 5/4/27 (Reg. S)	EUR	100,000	126,621
Mersin Uluslararasi Liman Isletmeciligi A/S 5.375% 11/15/24 (d)		200,000	202,063
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (d)		235,000	157,450
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)		90,000	42,975
11.25% 8/15/22 (d)		135,000	110,869
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		110,000	117,322
Teekay Corp. 9.25% 11/15/22 (d)		60,000	56,887
			1,425,420
Utilities - 4.9%
Clearway Energy Operating LLC 4.75% 3/15/28 (d)		40,000	42,050
DCP Midstream Operating LP:
5.125% 5/15/29		105,000	104,411
5.625% 7/15/27		45,000	46,638
DPL, Inc.:
4.125% 7/1/25 (d)		180,000	188,100
4.35% 4/15/29		115,000	124,665
Drax Finco PLC 2.625% 11/1/25 (Reg. S) (h)	EUR	100,000	116,747
Energias de Portugal SA 4.496% 4/30/79 (Reg. S) (f)	EUR	100,000	125,445
Eskom Holdings SOC Ltd. 5.75% 1/26/21 (d)		275,000	269,586
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	200,688
InterGen NV 7% 6/30/23 (d)		845,000	798,525
NextEra Energy Partners LP:
4.25% 9/15/24 (d)		50,000	52,375
4.5% 9/15/27 (d)		35,000	38,238
NRG Energy, Inc.:
5.25% 6/15/29 (d)		60,000	65,025
5.75% 1/15/28		265,000	285,041
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		208,422	220,927
Pacific Gas & Electric Co.:
3.75% 8/15/42		10,000	9,340
3.95% 12/1/47		55,000	51,810
4.55% 7/1/30		415,000	445,331
4.95% 7/1/50		415,000	436,414
Pattern Energy Operations LP 4.5% 8/15/28 (d)		40,000	41,705
PG&E Corp.:
5% 7/1/28		75,000	75,189
5.25% 7/1/30		45,000	45,000
Pike Corp. 5.5% 9/1/28 (d)		45,000	46,022
Teollisuuden Voima Oyj 2.125% 2/4/25 (Reg. S)	EUR	100,000	115,139
TerraForm Global, Inc. 6.125% 3/1/26 (d)		160,000	161,600
TerraForm Power Operating LLC:
4.25% 1/31/23 (d)		150,000	152,625
4.75% 1/15/30 (d)		130,000	139,489
5% 1/31/28 (d)		50,000	54,891
Vistra Operations Co. LLC:
5.5% 9/1/26 (d)		45,000	46,575
5.625% 2/15/27 (d)		60,000	62,550
			4,562,141

TOTAL NONCONVERTIBLE BONDS			74,667,275

TOTAL CORPORATE BONDS
(Cost $77,022,396)			75,502,761

Government Obligations - 0.5%
Germany - 0.1%
German Federal Republic 2% 8/15/23	EUR	90,000	113,216
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (Reg. S)		200,000	107,500
7.55% 3/28/30 (Reg. S)		200,000	108,125
7.85% 3/14/29(Reg. S)		200,000	108,063

TOTAL SRI LANKA			323,688

TOTAL GOVERNMENT OBLIGATIONS
(Cost $707,693)			436,904
		Shares	Value

Common Stocks - 2.3%
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (c)(i)		3,510	43,173
Broadcasting - 0.0%
DISH Network Corp. Class A (i)		314	8,004
Energy - 0.7%
California Resources Corp. (i)		7,660	102,644
California Resources Corp. (b)		4,169	50,278
California Resources Corp. warrants 10/27/24 (i)		530	0
Denbury, Inc. (i)		14,960	248,186
Denbury, Inc. warrants 9/18/25 (i)		1,038	2
EP Energy Corp. (c)		7,975	158,942
Pacific Drilling SA (i)		19,106	4,375
Sanchez Energy Corp. (c)		1,250	32,195
Tidewater, Inc.:
warrants 11/14/42 (i)		5,448	35,412
warrants 11/14/42 (i)		1,897	12,331
Ultra Petroleum Corp. warrants 7/14/25 (i)		1,260	0

TOTAL ENERGY			644,365

Entertainment/Film - 0.7%
New Cotai LLC/New Cotai Capital Corp. (b)(c)		125,818	623,271
Food & Drug Retail - 0.2%
Southeastern Grocers, Inc. (c)(i)		1,789	130,615
Tops Markets Corp. (c)(i)		165	58,007

TOTAL FOOD & DRUG RETAIL			188,622

Gaming - 0.2%
Boyd Gaming Corp.		4,800	152,256
Healthcare - 0.0%
HCA Holdings, Inc.		400	49,576
Services - 0.2%
United Rentals, Inc. (i)		1,000	178,290
Utilities - 0.3%
NRG Energy, Inc.		3,200	101,184
Vistra Corp.		9,795	170,139

TOTAL UTILITIES			271,323

TOTAL COMMON STOCKS
(Cost $4,420,825)			2,158,880
		Principal Amount(a)	Value

Bank Loan Obligations - 3.4%
Aerospace - 0.1%
TransDigm, Inc. Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3978% 12/9/25 (f)(g)(j)		77,620	72,905
Banks & Thrifts - 0.0%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7204% 2/1/27 (f)(g)(j)		29,775	28,898
Building Materials - 0.0%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (f)(g)(j)		24,688	24,893
Cable/Satellite TV - 0.2%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (f)(g)(j)		227,686	222,658
Chemicals - 0.1%
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1453% 10/1/25 (f)(g)(j)		43,184	41,759
Diversified Financial Services - 0.5%
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (f)(g)(j)		14,660	13,432
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3978% 10/1/25 (f)(g)(j)		384,135	377,955
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3984% 3/1/25 (f)(g)(j)		15,831	15,515
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(f)(g)(j)		33,230	33,230

TOTAL DIVERSIFIED FINANCIAL SERVICES			440,132

Energy - 0.6%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (f)(g)(j)		48,375	39,668
California Resources Corp. 2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 10/27/25 (c)(f)(g)(j)		26,646	26,646
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (e)(f)(g)(j)		265,000	184,506
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(g)(j)		9,900	9,087
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 3/28/24 (f)(g)(j)		139,181	129,554
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.26% 3/1/26 (f)(g)(j)		269,325	186,642
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (c)(e)(g)(j)		65,772	0
term loan 3 month U.S. LIBOR + 0.000% 0% 12/31/49 (c)(e)(g)(j)		28,000	0

TOTAL ENERGY			576,103

Food & Drug Retail - 0.1%
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 11/19/23 (c)(f)(g)(j)		53,261	54,327
Healthcare - 0.3%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1875% 6/13/26 (f)(g)(j)		331,650	318,281
Hotels - 0.1%
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 5.000% 5.2203% 5/30/26 (f)(g)(j)		37,277	19,467
3 month U.S. LIBOR + 7.000% 9% 2/28/25 (f)(g)(j)		41,329	38,909

TOTAL HOTELS			58,376

Insurance - 0.1%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8978% 5/10/25 (f)(g)(j)		4,838	4,652
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3993% 5/9/25 (f)(g)(j)		64,188	62,041

TOTAL INSURANCE			66,693

Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8978% 7/31/24 (f)(g)(j)		4,863	4,662
Services - 0.4%
Almonde, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (f)(g)(j)		220,000	214,317
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (f)(g)(j)		52,750	51,607
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(g)(j)		95,000	84,075
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6478% 1/23/27 (f)(g)(j)		14,963	14,327
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (f)(g)(j)		11,017	10,916

TOTAL SERVICES			375,242

Super Retail - 0.4%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 7/2/22 (f)(g)(j)		399,460	397,878
Technology - 0.1%
Ultimate Software Group, Inc.:
1LN, term loan:
3 month U.S. LIBOR + 3.750% 3.8978% 5/4/26 (f)(g)(j)		19,800	19,432
3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (f)(g)(j)		75,000	74,485
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (f)(g)(j)		10,000	10,150
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.3978% 2/28/25 (f)(g)(j)		9,534	9,272
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3978% 2/28/27 (f)(g)(j)		14,925	14,552

TOTAL TECHNOLOGY			127,891

Telecommunications - 0.4%
SFR Group SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8359% 1/31/26 (f)(g)(j)		378,786	365,673
TOTAL BANK LOAN OBLIGATIONS
(Cost $3,461,240)			3,176,371

Preferred Securities - 6.4%
Automotive & Auto Parts - 0.3%
Volkswagen International Finance NV 3.875% (Reg. S) (f)(k)	EUR	200,000	237,833
Banks & Thrifts - 3.6%
AIB Group PLC 5.25% (Reg. S) (f)(k)	EUR	200,000	222,639
Alfa Bond Issuance PLC 8% (Reg. S) (f)(k)		200,000	206,101
Banco Mercantil del Norte SA 6.875% (d)(f)(k)		200,000	200,159
Bank of America Corp.:
4.3% (f)(k)		160,000	157,995
5.875% (f)(k)		275,000	297,712
Citigroup, Inc.:
4.7% (f)(k)		90,000	89,252
5% (f)(k)		180,000	181,968
5.35% (f)(k)		550,000	575,700
5.95% (f)(k)		375,000	393,363
Intesa Sanpaolo SpA 7% (Reg. S) (f)(k)	EUR	200,000	237,854
Itau Unibanco Holding SA 6.125% (d)(f)(k)		375,000	366,616
JPMorgan Chase & Co. 4.6% (f)(k)		135,000	134,663
UniCredit SpA 9.25% (Reg. S) (f)(k)	EUR	200,000	258,269

TOTAL BANKS & THRIFTS			3,322,291

Broadcasting - 0.2%
TMB Bank PCL 4.9% (Reg. S) (f)(k)		200,000	193,445
Consumer Products - 0.3%
Cosan Overseas Ltd. 8.25% (k)		285,000	294,185
Diversified Financial Services - 0.3%
LeasePlan Corp. NV 7.375% (Reg. S) (f)(k)	EUR	200,000	242,088
Energy - 0.1%
Repsol International Finance BV 3.75% (Reg. S) (f)(k)	EUR	100,000	118,276
Homebuilders/Real Estate - 0.6%
CIFI Holdings Group Co. Ltd. 5.375% (Reg. S) (f)(k)		200,000	201,766
RKI Overseas Finance 2017 (A) 7% (Reg. S) (k)		200,000	183,761
Yuzhou Properties Co. 5.375% (Reg. S) (f)(k)		200,000	192,417

TOTAL HOMEBUILDERS/REAL ESTATE			577,944

Technology - 0.2%
Network i2i Ltd. 5.65% (Reg. S) (f)(k)		200,000	200,828
Telecommunications - 0.2%
Telefonica Europe BV 3.875% (Reg. S) (f)(k)	EUR	200,000	237,278
Utilities - 0.6%
EDF SA:
3.375% (f)(k)	EUR	200,000	229,572
5.375% 12/31/99 (f)	EUR	200,000	264,662
Veolia Environnement SA 2.5% (Reg. S) (f)(k)	EUR	100,000	112,898

TOTAL UTILITIES			607,132

TOTAL PREFERRED SECURITIES
(Cost $5,979,067)			6,031,300
		Shares	Value

Money Market Funds - 6.2%
Fidelity Cash Central Fund 0.10% (l)
(Cost $5,754,190)		5,753,132	5,754,283
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $97,345,411)			93,060,499
NET OTHER ASSETS (LIABILITIES) - 0.3%			301,516
NET ASSETS - 100%			$93,362,015

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $696,431 or 0.7% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,840,118 or 45.9% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Non-income producing

 (j) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
California Resources Corp.	10/27/20	$40,023
Mesquite Energy, Inc. 15% 7/31/23	7/10/20 - 10/15/20	$22,882
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$623,271

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,372
Fidelity Securities Lending Cash Central Fund	2,154
Total	$4,526

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Cash Central Fund was $2,978,347. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $36,816,466 and $34,039,880, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$631,275	$8,004	$--	$623,271
Consumer Discretionary	195,429	152,256	--	43,173
Consumer Staples	188,622	--	--	188,622
Energy	644,365	402,948	50,280	191,137
Health Care	49,576	49,576	--	--
Industrials	178,290	178,290	--	--
Utilities	271,323	271,323	--	--
Corporate Bonds	75,502,761	--	75,444,012	58,749
Government Obligations	436,904	--	436,904	--
Bank Loan Obligations	3,176,371	--	3,062,168	114,203
Preferred Securities	6,031,300	--	6,031,300	--
Money Market Funds	5,754,283	5,754,283	--	--
Total Investments in Securities:	$93,060,499	$6,816,680	$85,024,664	$1,219,155

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$359,535
Net Realized Gain (Loss) on Investment Securities	2,355
Net Unrealized Gain (Loss) on Investment Securities	(558,194)
Cost of Purchases	1,486,263
Proceeds of Sales	(107,116)
Amortization/Accretion	(188)
Transfers into Level 3	36,500
Transfers out of Level 3	--
Ending Balance	$1,219,155
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2020	$(558,192)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	53.7%
Cayman Islands	7.0%
Netherlands	5.6%
Luxembourg	4.8%
Canada	2.8%
France	2.7%
United Kingdom	2.4%
Mexico	2.3%
British Virgin Islands	1.7%
Multi-National	1.5%
Italy	1.5%
Singapore	1.4%
Ireland	1.2%
Bermuda	1.1%
Austria	1.1%
Turkey	1.0%
Others (Individually Less Than 1%)	8.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $91,591,221)	$87,306,216
Fidelity Central Funds (cost $5,754,190)	5,754,283
Total Investment in Securities (cost $97,345,411)		$93,060,499
Cash		55,792
Receivable for investments sold		181,997
Receivable for fund shares sold		69,054
Dividends receivable		13,448
Interest receivable		1,313,313
Distributions receivable from Fidelity Central Funds		481
Prepaid expenses		168
Total assets		94,694,752
Liabilities
Payable to custodian bank	$3,549
Payable for investments purchased
Regular delivery	820,673
Delayed delivery	276,465
Payable for fund shares redeemed	63,084
Distributions payable	53,225
Accrued management fee	58,254
Distribution and service plan fees payable	4,405
Other affiliated payables	14,662
Other payables and accrued expenses	38,420
Total liabilities		1,332,737
Net Assets		$93,362,015
Net Assets consist of:
Paid in capital		$104,083,287
Total accumulated earnings (loss)		(10,721,272)
Net Assets		$93,362,015
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,383,207 ÷ 697,728 shares)(a)		$9.15
Maximum offering price per share (100/96.00 of $9.15)		$9.53
Class M:
Net Asset Value and redemption price per share ($2,706,193 ÷ 295,840 shares)(a)		$9.15
Maximum offering price per share (100/96.00 of $9.15)		$9.53
Class C:
Net Asset Value and offering price per share ($2,942,996 ÷ 321,688 shares)(a)		$9.15
Global High Income:
Net Asset Value, offering price and redemption price per share ($76,817,808 ÷ 8,395,673 shares)		$9.15
Class I:
Net Asset Value, offering price and redemption price per share ($4,511,811 ÷ 493,115 shares)		$9.15

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$187,499
Interest		2,526,455
Income from Fidelity Central Funds (including $2,154 from security lending)		4,526
Total income		2,718,480
Expenses
Management fee	$335,232
Transfer agent fees	70,087
Distribution and service plan fees	26,035
Accounting fees	19,876
Custodian fees and expenses	6,923
Independent trustees' fees and expenses	264
Registration fees	24,789
Audit	36,186
Legal	3,287
Miscellaneous	345
Total expenses before reductions	523,024
Expense reductions	(15,005)
Total expenses after reductions		508,019
Net investment income (loss)		2,210,461
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,432,510)
Fidelity Central Funds	(442)
Foreign currency transactions	4,168
Total net realized gain (loss)		(1,428,784)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	9,521,574
Fidelity Central Funds	(208)
Assets and liabilities in foreign currencies	1,309
Total change in net unrealized appreciation (depreciation)		9,522,675
Net gain (loss)		8,093,891
Net increase (decrease) in net assets resulting from operations		$10,304,352

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,210,461	$5,725,423
Net realized gain (loss)	(1,428,784)	(1,487,799)
Change in net unrealized appreciation (depreciation)	9,522,675	(12,444,519)
Net increase (decrease) in net assets resulting from operations	10,304,352	(8,206,895)
Distributions to shareholders	(2,138,991)	(5,486,858)
Share transactions - net increase (decrease)	(3,731,569)	(17,407,596)
Total increase (decrease) in net assets	4,433,792	(31,101,349)
Net Assets
Beginning of period	88,928,223	120,029,572
End of period	$93,362,015	$88,928,223

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global High Income Fund Class A

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.38	$9.48	$9.61	$9.54	$9.07	$9.60
Income from Investment Operations
Net investment income (loss)A	.200	.445	.468	.462	.463	.462
Net realized and unrealized gain (loss)	.764	(1.120)	(.115)	.006	.422	(.541)
Total from investment operations	.964	(.675)	.353	.468	.885	(.079)
Distributions from net investment income	(.194)	(.425)	(.457)	(.399)	(.418)	(.454)
Distributions from net realized gain	–	–	(.026)	–	–	–
Total distributions	(.194)	(.425)	(.483)	(.399)	(.418)	(.454)
Redemption fees added to paid in capitalA	–	–	–	.001	.003	.003
Net asset value, end of period	$9.15	$8.38	$9.48	$9.61	$9.54	$9.07
Total ReturnB,C,D	11.54%	(7.44)%	3.88%	4.94%	10.00%	(.65)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.32%G	1.34%	1.32%	1.31%	1.36%	1.38%
Expenses net of fee waivers, if any	1.25%G	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%G	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	4.38%G	4.77%	5.00%	4.75%	4.98%	5.11%
Supplemental Data
Net assets, end of period (000 omitted)	$6,383	$5,927	$7,365	$8,712	$7,102	$6,187
Portfolio turnover rateH	57%G	54%	44%	48%	48%	41%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund Class M

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.38	$9.48	$9.61	$9.54	$9.07	$9.60
Income from Investment Operations
Net investment income (loss)A	.200	.445	.467	.462	.464	.462
Net realized and unrealized gain (loss)	.764	(1.120)	(.114)	.006	.421	(.541)
Total from investment operations	.964	(.675)	.353	.468	.885	(.079)
Distributions from net investment income	(.194)	(.425)	(.457)	(.399)	(.418)	(.454)
Distributions from net realized gain	–	–	(.026)	–	–	–
Total distributions	(.194)	(.425)	(.483)	(.399)	(.418)	(.454)
Redemption fees added to paid in capitalA	–	–	–	.001	.003	.003
Net asset value, end of period	$9.15	$8.38	$9.48	$9.61	$9.54	$9.07
Total ReturnB,C,D	11.54%	(7.44)%	3.88%	4.94%	10.00%	(.65)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.38%G	1.41%	1.40%	1.40%	1.50%	1.48%
Expenses net of fee waivers, if any	1.25%G	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%G	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	4.38%G	4.77%	5.00%	4.75%	4.98%	5.11%
Supplemental Data
Net assets, end of period (000 omitted)	$2,706	$2,928	$3,971	$4,301	$3,029	$1,436
Portfolio turnover rateH	57%G	54%	44%	48%	48%	41%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund Class C

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.38	$9.48	$9.61	$9.54	$9.07	$9.60
Income from Investment Operations
Net investment income (loss)A	.166	.375	.398	.390	.394	.394
Net realized and unrealized gain (loss)	.764	(1.119)	(.115)	.005	.422	(.540)
Total from investment operations	.930	(.744)	.283	.395	.816	(.146)
Distributions from net investment income	(.160)	(.356)	(.387)	(.326)	(.349)	(.387)
Distributions from net realized gain	–	–	(.026)	–	–	–
Total distributions	(.160)	(.356)	(.413)	(.326)	(.349)	(.387)
Redemption fees added to paid in capitalA	–	–	–	.001	.003	.003
Net asset value, end of period	$9.15	$8.38	$9.48	$9.61	$9.54	$9.07
Total ReturnB,C,D	11.12%	(8.13)%	3.10%	4.16%	9.19%	(1.39)%
Ratios to Average Net AssetsE,F
Expenses before reductions	2.11%G	2.11%	2.08%	2.08%	2.18%	2.20%
Expenses net of fee waivers, if any	2.00%G	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00%G	2.00%	2.00%	2.00%	2.00%	2.00%
Net investment income (loss)	3.63%G	4.02%	4.25%	4.00%	4.23%	4.36%
Supplemental Data
Net assets, end of period (000 omitted)	$2,943	$2,684	$3,723	$4,420	$3,775	$3,437
Portfolio turnover rateH	57%G	54%	44%	48%	48%	41%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.38	$9.48	$9.62	$9.54	$9.07	$9.60
Income from Investment Operations
Net investment income (loss)A	.212	.468	.491	.487	.486	.486
Net realized and unrealized gain (loss)	.763	(1.119)	(.125)	.015	.423	(.542)
Total from investment operations	.975	(.651)	.366	.502	.909	(.056)
Distributions from net investment income	(.205)	(.449)	(.480)	(.423)	(.442)	(.477)
Distributions from net realized gain	–	–	(.026)	–	–	–
Total distributions	(.205)	(.449)	(.506)	(.423)	(.442)	(.477)
Redemption fees added to paid in capitalA	–	–	–	.001	.003	.003
Net asset value, end of period	$9.15	$8.38	$9.48	$9.62	$9.54	$9.07
Total ReturnB,C	11.68%	(7.21)%	4.03%	5.31%	10.28%	(.40)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.02%F	1.03%	1.01%	1.02%	1.14%	1.20%
Expenses net of fee waivers, if any	1.00%F	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%F	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	4.63%F	5.02%	5.25%	5.00%	5.23%	5.35%
Supplemental Data
Net assets, end of period (000 omitted)	$76,818	$73,039	$97,619	$125,192	$85,188	$93,256
Portfolio turnover rateG	57%F	54%	44%	48%	48%	41%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund Class I

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.38	$9.48	$9.62	$9.54	$9.07	$9.60
Income from Investment Operations
Net investment income (loss)A	.213	.473	.491	.485	.486	.483
Net realized and unrealized gain (loss)	.763	(1.124)	(.125)	.017	.423	(.539)
Total from investment operations	.976	(.651)	.366	.502	.909	(.056)
Distributions from net investment income	(.206)	(.449)	(.480)	(.423)	(.442)	(.477)
Distributions from net realized gain	–	–	(.026)	–	–	–
Total distributions	(.206)	(.449)	(.506)	(.423)	(.442)	(.477)
Redemption fees added to paid in capitalA	–	–	–	.001	.003	.003
Net asset value, end of period	$9.15	$8.38	$9.48	$9.62	$9.54	$9.07
Total ReturnB,C	11.68%	(7.21)%	4.03%	5.31%	10.28%	(.40)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.02%F	1.03%	1.05%	1.03%	1.16%	1.10%
Expenses net of fee waivers, if any	1.00%F	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%F	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	4.63%F	5.02%	5.25%	5.00%	5.23%	5.35%
Supplemental Data
Net assets, end of period (000 omitted)	$4,512	$4,350	$7,352	$9,999	$2,817	$1,905
Portfolio turnover rateG	57%F	54%	44%	48%	48%	41%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global High Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 1,046,203	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.9	Increase
			Discount rate	15.0% - 20.0% / 17.1	Decrease
			Discount for lack of marketability	10.0%	Decrease
		Market approach	Parity price	$4.95 - $351.56 / $31.72	Increase
		Discount cash flow	Discount rate	8.1%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Growth rate	1.5%	Increase
		Book value	Book value multiple	4.5	Increase
Corporate Bonds	$ 58,749	Recover value	Recovery value	0.0%	Increase
		Broker quoted	Bid price	$5.00 - $98.75 / $92.72	Increase
Bank Loan Obligations	$ 114,203	Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$100.00	Increase
		Broker quoted	Bid price	$102.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020, as well as a roll-forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,418,400
Gross unrealized depreciation	(7,422,996)
Net unrealized appreciation (depreciation)	$(4,004,596)
Tax cost	$97,065,095

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,322,101)
Long-term	(4,328,888)
Total capital loss carryforward	$(5,650,989)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global High Income Fund	25,662,317	31,413,417

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$7,867	$102
Class M	-%	.25%	3,580	6
Class C	.75%	.25%	14,588	1,084
			$26,035	$1,192

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$282
Class M	38
Class C(a)	92
$412

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$5,822.18
Class M	3,595.25
Class C	3,456.24
Global High Income	53,368.14
Class I	3,846.14
	$70,087

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Global High Income Fund	.04

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Global High Income Fund	$106

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Global High Income Fund	$212	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$2,072
Class M	1.25%	1,923
Class C	2.00%	1,630
Global High Income	1.00%	7,519
Class I	1.00%	492
		$13,636

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,248.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $121.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2020	Year ended April 30, 2020
Distributions to shareholders
Class A	$134,545	$319,152
Class M	61,404	175,538
Class C	51,325	133,488
Global High Income	1,771,494	4,505,816
Class I	120,223	352,864
Total	$2,138,991	$5,486,858

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2020	Year ended April 30, 2020	Six months ended October 31, 2020	Year ended April 30, 2020
Class A
Shares sold	24,116	197,034	$218,143	$1,858,939
Reinvestment of distributions	14,164	33,059	128,745	305,262
Shares redeemed	(47,741)	(299,995)	(425,807)	(2,770,187)
Net increase (decrease)	(9,461)	(69,902)	$(78,919)	$(605,986)
Class M
Shares sold	9,862	77,844	$90,808	$706,114
Reinvestment of distributions	6,570	18,336	59,657	169,732
Shares redeemed	(69,979)	(165,796)	(632,580)	(1,461,219)
Net increase (decrease)	(53,547)	(69,616)	$(482,115)	$(585,373)
Class C
Shares sold	20,799	41,564	$187,868	$394,093
Reinvestment of distributions	5,555	14,119	50,499	130,433
Shares redeemed	(24,910)	(128,235)	(224,930)	(1,134,831)
Net increase (decrease)	1,444	(72,552)	$13,437	$(610,305)
Global High Income
Shares sold	1,617,023	2,579,185	$14,698,537	$24,201,126
Reinvestment of distributions	161,854	399,861	1,471,777	3,695,269
Shares redeemed	(2,096,766)	(4,564,449)	(19,142,836)	(41,279,073)
Net increase (decrease)	(317,889)	(1,585,403)	$(2,972,522)	$(13,382,678)
Class I
Shares sold	334,822	747,752	$3,093,923	$7,064,718
Reinvestment of distributions	10,523	32,909	95,906	305,644
Shares redeemed	(371,236)	(1,037,268)	(3,401,279)	(9,593,616)
Net increase (decrease)	(25,891)	(256,607)	$(211,450)	$(2,223,254)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Global High Income Fund
Class A	1.25%
Actual		$1,000.00	$1,115.40	$6.66
Hypothetical-C		$1,000.00	$1,018.90	$6.36
Class M	1.25%
Actual		$1,000.00	$1,115.40	$6.66
Hypothetical-C		$1,000.00	$1,018.90	$6.36
Class C	2.00%
Actual		$1,000.00	$1,111.20	$10.64
Hypothetical-C		$1,000.00	$1,015.12	$10.16
Global High Income	1.00%
Actual		$1,000.00	$1,116.80	$5.34
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class I	1.00%
Actual		$1,000.00	$1,116.80	$5.34
Hypothetical-C		$1,000.00	$1,020.16	$5.09

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	16,477,844,543.945	94.954
Withheld	875,616,757.045	5.046
TOTAL	17,353,461,300.990	100.000
Donald F. Donahue
Affirmative	16,475,304,981.550	94.940
Withheld	878,156,319.440	5.060
TOTAL	17,353,461,300.990	100.000
Bettina Doulton
Affirmative	16,570,440,321.103	95.488
Withheld	783,020,979.887	4.512
TOTAL	17,353,461,300.990	100.000
Vicki L. Fuller
Affirmative	16,590,910,486.905	95.606
Withheld	762,550,814.085	4.394
TOTAL	17,353,461,300.990	100.00
Patricia L. Kampling
Affirmative	16,469,872,791.586	94.908
Withheld	883,588,509.404	5.092
TOTAL	17,353,461,300.990	100.000
Alan J. Lacy
Affirmative	16,344,655,183.636	94.187
Withheld	1,008,806,117.354	5.813
TOTAL	17,353,461,300.990	100.000
Ned C. Lautenbach
Affirmative	15,532,663,704.227	89.508
Withheld	1,820,797,596.763	10.492
TOTAL	17,353,461,300.990	100.000
Robert A. Lawrence
Affirmative	16,389,821,876.677	94.447
Withheld	963,639,424.313	5.553
TOTAL	17,353,461,300.990	100.000
Joseph Mauriello
Affirmative	16,363,427,626.626	94.295
Withheld	990,033,674.365	5.705
TOTAL	17,353,461,300.990	100.000
Cornelia M. Small
Affirmative	16,405,902,888.605	94.540
Withheld	947,558,412.386	5.460
TOTAL	17,353,461,300.990	100.000
Garnett A. Smith
Affirmative	16,371,912,270.945	94.344
Withheld	981,549,030.045	5.656
TOTAL	17,353,461,300.990	100.000
David M. Thomas
Affirmative	16,365,966,852.048	94.310
Withheld	987,494,448.942	5.690
TOTAL	17,353,461,300.990	100.000
Susan Tomasky
Affirmative	16,483,922,579.861	94.989
Withheld	869,538,721.129	5.011
TOTAL	17,353,461,300.990	100.000
Michael E. Wiley
Affirmative	16,379,083,262.890	94.385
Withheld	974,378,038.101	5.615
TOTAL	17,353,461,300.990	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	39,488,970.943	74.679
Against	4,261,035.626	8.058
Abstain	4,185,244.810	7.915
Broker Non-Vote	4,942,828.800	9.348
TOTAL	52,878,080.179	100.000
Proposal 1 reflects trust wide proposal and voting results.

GHI-SANN-1220
1.926252.109

Fidelity® Short Duration High Income Fund

Semi-Annual Report

October 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.	4.2
CCO Holdings LLC/CCO Holdings Capital Corp.	3.6
Sprint Corp.	3.4
Aramark Services, Inc.	3.0
Intelsat Jackson Holdings SA	2.8
17.0

Top Five Market Sectors as of October 31, 2020

% of fund's net assets
Telecommunications	17.8
Energy	9.1
Cable/Satellite TV	8.2
Healthcare	7.9
Services	7.8

Quality Diversification (% of fund's net assets)

As of October 31, 2020
BBB	6.1%
BB	40.0%
B	43.2%
CCC,CC,C	5.1%
Not Rated	3.0%
Equities	0.5%
Short-Term Investments and Net Other Assets	2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2020*
Nonconvertible Bonds	96.0%
Convertible Bonds, Preferred Stocks	0.5%
Common Stocks	0.5%
Bank Loan Obligations	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 22.3%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 96.5%
	Principal Amount	Value
Convertible Bonds - 0.5%
Broadcasting - 0.5%
DISH Network Corp. 2.375% 3/15/24	$510,000	$458,105
Energy - 0.0%
Mesquite Energy, Inc. 15% 7/31/23 (a)(b)	12,585	12,585

TOTAL CONVERTIBLE BONDS		470,690

Nonconvertible Bonds - 96.0%
Aerospace - 2.0%
Kaiser Aluminum Corp. 6.5% 5/1/25 (c)	735,000	779,100
TransDigm, Inc.:
5.5% 11/15/27	535,000	522,294
6.25% 3/15/26 (c)	515,000	536,888
7.5% 3/15/27	25,000	25,813
		1,864,095
Automotive & Auto Parts - 1.4%
Ford Motor Credit Co. LLC:
3.219% 1/9/22	105,000	104,345
3.339% 3/28/22	80,000	79,800
4.25% 9/20/22	600,000	608,494
4.687% 6/9/25	455,000	465,920
5.113% 5/3/29	35,000	36,356
		1,294,915
Banks & Thrifts - 2.5%
Ally Financial, Inc.:
3.875% 5/21/24	970,000	1,043,186
4.125% 2/13/22	1,200,000	1,250,276
		2,293,462
Broadcasting - 2.8%
Netflix, Inc. 4.375% 11/15/26	685,000	743,555
Sirius XM Radio, Inc. 3.875% 8/1/22 (c)	1,830,000	1,843,725
		2,587,280
Building Materials - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	245,000	256,363
Cable/Satellite TV - 8.2%
Cablevision Systems Corp. 5.875% 9/15/22	2,145,000	2,262,975
CCO Holdings LLC/CCO Holdings Capital Corp. 4% 3/1/23 (c)	3,315,000	3,348,150
DISH DBS Corp.:
5.875% 7/15/22	1,260,000	1,297,800
6.75% 6/1/21	430,000	438,600
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (c)	245,000	246,225
		7,593,750
Capital Goods - 0.6%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (c)	525,000	540,330
Chemicals - 3.2%
Blue Cube Spinco, Inc. 9.75% 10/15/23	166,000	169,943
CF Industries Holdings, Inc.:
3.4% 12/1/21 (c)	30,000	30,742
3.45% 6/1/23	805,000	823,113
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 4.0004% 6/15/22 (c)(d)(e)	520,000	497,012
NOVA Chemicals Corp. 5.25% 8/1/23 (c)	500,000	497,500
The Chemours Co. LLC 6.625% 5/15/23	950,000	947,625
		2,965,935
Consumer Products - 0.2%
Mattel, Inc.:
5.875% 12/15/27 (c)	10,000	10,850
6.75% 12/31/25 (c)	165,000	173,539
		184,389
Containers - 1.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (c)	10,000	10,200
Berry Global, Inc.:
4.875% 7/15/26 (c)	175,000	183,313
5.125% 7/15/23	302,000	305,700
OI European Group BV 4% 3/15/23 (c)	950,000	954,750
Trivium Packaging Finance BV:
5.5% 8/15/26 (c)	220,000	230,450
8.5% 8/15/27 (c)	100,000	107,020
		1,791,433
Diversified Financial Services - 2.9%
Financial & Risk U.S. Holdings, Inc.:
6.25% 5/15/26 (c)	170,000	181,582
8.25% 11/15/26 (c)	120,000	130,794
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	1,800,000	1,830,744
5.25% 5/15/27	535,000	553,622
		2,696,742
Diversified Media - 0.9%
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)	858,000	858,429
Energy - 8.5%
Cheniere Energy Partners LP 5.625% 10/1/26	1,430,000	1,465,750
Citgo Petroleum Corp. 6.25% 8/15/22 (c)	650,000	609,375
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,800,000	1,744,749
CVR Energy, Inc.:
5.25% 2/15/25 (c)	65,000	47,369
5.75% 2/15/28 (c)	50,000	34,125
DCP Midstream Operating LP 5.375% 7/15/25	1,400,000	1,470,000
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	190,000	149,150
Sanchez Energy Corp. 7.25% 2/15/23 (b)(c)(f)	135,000	0
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	615,000	619,613
5.5% 2/15/26	70,000	70,131
5.875% 3/15/28	60,000	62,250
6% 4/15/27	10,000	10,337
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	625,000	624,934
5.125% 2/1/25	1,000,000	1,002,500
		7,910,283
Environmental - 1.2%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	1,150,000	1,147,125
Food/Beverage/Tobacco - 6.4%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.75% 6/15/25 (c)	3,750,000	3,854,990
Post Holdings, Inc.:
4.625% 4/15/30 (c)	40,000	41,050
5% 8/15/26 (c)	40,000	41,480
5.625% 1/15/28 (c)	125,000	131,875
5.75% 3/1/27 (c)	1,700,000	1,781,107
U.S. Foods, Inc. 6.25% 4/15/25 (c)	75,000	78,375
		5,928,877
Gaming - 6.8%
Golden Nugget, Inc. 6.75% 10/15/24 (c)	800,000	677,416
MCE Finance Ltd. 5.25% 4/26/26 (c)	1,000,000	1,004,949
MGM Mirage, Inc. 6% 3/15/23	1,000,000	1,037,500
Scientific Games Corp. 5% 10/15/25 (c)	200,000	200,750
Station Casinos LLC 5% 10/1/25 (c)	1,100,000	1,094,500
VICI Properties, Inc.:
3.5% 2/15/25 (c)	1,000,000	997,500
4.625% 12/1/29 (c)	285,000	296,118
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25% 5/30/23 (c)	500,000	476,875
Wynn Macau Ltd. 4.875% 10/1/24 (c)	500,000	487,500
		6,273,108
Healthcare - 7.9%
Centene Corp. 5.375% 8/15/26 (c)	2,100,000	2,220,750
Community Health Systems, Inc. 6.25% 3/31/23	405,000	401,456
Encompass Health Corp. 5.125% 3/15/23	255,000	256,913
HCA Holdings, Inc.:
4.75% 5/1/23	700,000	763,850
5% 3/15/24	300,000	336,015
Tenet Healthcare Corp.:
4.625% 7/15/24	210,000	213,549
5.125% 11/1/27 (c)	500,000	514,850
6.75% 6/15/23	1,165,000	1,228,539
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	65,000	63,987
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (c)	175,000	174,563
9.25% 4/1/26 (c)	1,000,000	1,102,500
Vizient, Inc. 6.25% 5/15/27 (c)	20,000	21,150
		7,298,122
Insurance - 0.0%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (c)	20,000	21,000
Metals/Mining - 0.6%
First Quantum Minerals Ltd. 7.25% 4/1/23 (c)	535,000	537,842
Freeport-McMoRan, Inc. 3.55% 3/1/22	40,000	40,600
		578,442
Restaurants - 3.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
5% 10/15/25 (c)	568,000	582,257
5.75% 4/15/25 (c)	1,000,000	1,065,520
Yum! Brands, Inc.:
3.875% 11/1/23	1,225,000	1,274,000
7.75% 4/1/25 (c)	500,000	549,225
		3,471,002
Services - 7.8%
AECOM 5.875% 10/15/24	2,000,000	2,200,000
Aramark Services, Inc.:
5% 4/1/25 (c)	1,300,000	1,319,591
6.375% 5/1/25 (c)	1,385,000	1,452,699
CoreCivic, Inc. 5% 10/15/22	1,225,000	1,172,938
Laureate Education, Inc. 8.25% 5/1/25 (c)	1,075,000	1,145,101
		7,290,329
Super Retail - 1.9%
EG Global Finance PLC 6.75% 2/7/25 (c)	700,000	686,000
Netflix, Inc. 5.75% 3/1/24	1,000,000	1,106,250
		1,792,250
Technology - 1.9%
CommScope, Inc.:
5.5% 3/1/24 (c)	100,000	102,227
6% 3/1/26 (c)	100,000	103,737
Sensata Technologies BV:
4.875% 10/15/23 (c)	155,000	164,300
5% 10/1/25 (c)	1,300,000	1,419,139
		1,789,403
Telecommunications - 17.4%
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (c)	25,000	26,325
7.5% 10/15/26 (c)	1,030,000	1,084,580
CenturyLink, Inc. 6.75% 12/1/23	600,000	652,500
Cogent Communications Group, Inc. 5.375% 3/1/22 (c)	1,375,000	1,399,063
Communications Sales & Leasing, Inc. 8.25% 10/15/23	170,000	167,450
Intelsat Jackson Holdings SA:
8% 2/15/24 (c)	955,000	969,325
9.5% 9/30/22 (c)	1,200,000	1,308,564
Qwest Corp. 6.75% 12/1/21	700,000	735,566
Sable International Finance Ltd. 5.75% 9/7/27 (c)	1,000,000	1,060,000
SBA Communications Corp.:
4% 10/1/22	500,000	504,375
4.875% 9/1/24	500,000	510,900
SFR Group SA:
7.375% 5/1/26 (c)	1,125,000	1,174,163
8.125% 2/1/27 (c)	160,000	174,000
Sprint Corp.:
7.25% 9/15/21	500,000	520,790
7.875% 9/15/23	2,280,000	2,602,050
Telecom Italia SpA 5.303% 5/30/24 (c)	1,000,000	1,081,950
Uniti Group, Inc.:
7.125% 12/15/24 (c)	365,000	348,993
7.875% 2/15/25 (c)	1,705,000	1,807,300
		16,127,894
Utilities - 5.0%
Clearway Energy Operating LLC 5% 9/15/26	245,000	253,239
Global Partners LP/GLP Finance Corp. 7% 8/1/27	62,000	63,825
NextEra Energy Partners LP 4.25% 9/15/24 (c)	455,000	476,613
TerraForm Power Operating LLC 4.25% 1/31/23 (c)	1,350,000	1,373,625
The AES Corp. 4.5% 3/15/23	108,000	108,540
Vistra Operations Co. LLC:
5% 7/31/27 (c)	225,000	235,125
5.625% 2/15/27 (c)	2,055,000	2,142,338
		4,653,305

TOTAL NONCONVERTIBLE BONDS		89,208,263

TOTAL CORPORATE BONDS
(Cost $89,413,675)		89,678,953
	Shares	Value

Common Stocks - 0.5%
Energy - 0.5%
California Resources Corp. (g)	5	67
California Resources Corp. (a)	9	109
California Resources Corp. warrants 10/27/24 (g)	2	0
Denbury, Inc. (g)	28,208	467,971
Forbes Energy Services Ltd. (g)	6,468	614
Sanchez Energy Corp. (b)	678	17,467
TOTAL COMMON STOCKS
($1,108,357)		486,228
	Principal Amount	Value

Bank Loan Obligations - 0.9%
Energy - 0.1%
Forbes Energy Services LLC Tranche B, term loan 18% 4/13/21 (b)(d)(h)	68,606	69,121
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (b)(e)(f)(h)	35,876	0
term loan 3 month U.S. LIBOR + 0.000% 0% 12/31/49 (b)(e)(f)(h)	15,000	0

TOTAL ENERGY		69,121

Food & Drug Retail - 0.1%
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 11/19/23 (b)(d)(e)(h)	64,559	65,851
Gaming - 0.3%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (d)(e)(h)	40,000	38,550
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (d)(e)(h)	293,202	257,652

TOTAL GAMING		296,202

Telecommunications - 0.4%
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/22 (d)(e)(h)(i)	423,471	429,823
TOTAL BANK LOAN OBLIGATIONS
(Cost $881,481)		860,997
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.10% (j)
(Cost $962,165)	962,012	962,204
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $92,365,678)		91,988,382
NET OTHER ASSETS (LIABILITIES) - 1.1%		993,922
NET ASSETS - 100%		$92,982,304

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,694 or 0.0% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,263,856 or 56.2% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Non-income producing

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $211,735 and $214,911, respectively.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
California Resources Corp.	10/27/20	$57
Mesquite Energy, Inc. 15% 7/31/23	7/10/20 - 10/15/20	$12,585

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,795
Total	$2,795

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$486,228	$468,652	$109	$17,467
Corporate Bonds	89,678,953	--	89,666,368	12,585
Bank Loan Obligations	860,997	--	726,025	134,972
Money Market Funds	962,204	962,204	--	--
Total Investments in Securities:	$91,988,382	$1,430,856	$90,392,502	$165,024

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.7%
Netherlands	4.4%
Multi-National	4.2%
Luxembourg	3.3%
Canada	3.1%
Cayman Islands	2.7%
France	1.5%
Ireland	1.2%
Italy	1.2%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $91,403,513)	$91,026,178
Fidelity Central Funds (cost $962,165)	962,204
Total Investment in Securities (cost $92,365,678)		$91,988,382
Cash		505,575
Receivable for investments sold		47,138
Receivable for fund shares sold		276,721
Interest receivable		1,131,001
Distributions receivable from Fidelity Central Funds		302
Prepaid expenses		163
Receivable from investment adviser for expense reductions		37,947
Total assets		93,987,229
Liabilities
Payable for investments purchased	$763,406
Payable for fund shares redeemed	108,136
Distributions payable	33,447
Accrued management fee	42,727
Distribution and service plan fees payable	6,121
Other affiliated payables	12,379
Other payables and accrued expenses	38,709
Total liabilities		1,004,925
Net Assets		$92,982,304
Net Assets consist of:
Paid in capital		$101,976,573
Total accumulated earnings (loss)		(8,994,269)
Net Assets		$92,982,304
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($13,755,337 ÷ 1,484,707 shares)(a)		$9.26
Maximum offering price per share (100/96.00 of $9.26)		$9.65
Class M:
Net Asset Value and redemption price per share ($2,195,068 ÷ 236,949 shares)(a)		$9.26
Maximum offering price per share (100/96.00 of $9.26)		$9.65
Class C:
Net Asset Value and offering price per share ($3,341,101 ÷ 360,579 shares)(a)		$9.27
Short Duration High Income:
Net Asset Value, offering price and redemption price per share ($66,681,649 ÷ 7,197,129 shares)		$9.27
Class I:
Net Asset Value, offering price and redemption price per share ($4,827,351 ÷ 521,017 shares)		$9.27
Class Z:
Net Asset Value, offering price and redemption price per share ($2,181,798 ÷ 235,416 shares)		$9.27

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$15,286
Interest		1,958,638
Income from Fidelity Central Funds		2,795
Total income		1,976,719
Expenses
Management fee	$255,136
Transfer agent fees	55,893
Distribution and service plan fees	37,627
Accounting fees and expenses	19,253
Custodian fees and expenses	1,273
Independent trustees' fees and expenses	258
Registration fees	74,505
Audit	34,649
Legal	1,354
Miscellaneous	323
Total expenses before reductions	480,271
Expense reductions	(70,072)
Total expenses after reductions		410,199
Net investment income (loss)		1,566,520
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(470,989)
Fidelity Central Funds	172
Total net realized gain (loss)		(470,817)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	4,365,210
Fidelity Central Funds	(141)
Total change in net unrealized appreciation (depreciation)		4,365,069
Net gain (loss)		3,894,252
Net increase (decrease) in net assets resulting from operations		$5,460,772

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,566,520	$4,477,003
Net realized gain (loss)	(470,817)	(4,197,100)
Change in net unrealized appreciation (depreciation)	4,365,069	(4,145,629)
Net increase (decrease) in net assets resulting from operations	5,460,772	(3,865,726)
Distributions to shareholders	(1,554,641)	(4,465,978)
Share transactions - net increase (decrease)	665,440	(18,299,860)
Total increase (decrease) in net assets	4,571,571	(26,631,564)
Net Assets
Beginning of period	88,410,733	115,042,297
End of period	$92,982,304	$88,410,733

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short Duration High Income Fund Class A

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.87	$9.44	$9.42	$9.57	$9.14	$9.86
Income from Investment Operations
Net investment income (loss)A	.148	.348	.409	.381	.395	.429
Net realized and unrealized gain (loss)	.388	(.571)	.004B	(.159)	.397	(.737)
Total from investment operations	.536	(.223)	.413	.222	.792	(.308)
Distributions from net investment income	(.146)	(.347)	(.393)	(.373)	(.365)	(.413)
Distributions from net realized gain	–	–	–	–	–	(.002)
Total distributions	(.146)	(.347)	(.393)	(.373)	(.365)	(.415)
Redemption fees added to paid in capitalA	–	–	–	.001	.003	.003
Net asset value, end of period	$9.26	$8.87	$9.44	$9.42	$9.57	$9.14
Total ReturnC,D,E	6.06%	(2.47)%	4.52%	2.36%	8.84%	(3.06)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.22%H	1.15%	1.15%	1.16%	1.22%	1.24%
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.05%H	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	3.18%H	3.74%	4.37%	4.00%	4.21%	4.65%
Supplemental Data
Net assets, end of period (000 omitted)	$13,755	$12,603	$15,050	$12,351	$9,304	$6,823
Portfolio turnover rateI	65%H	77%	33%	65%	105%	56%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class M

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.86	$9.44	$9.42	$9.57	$9.14	$9.86
Income from Investment Operations
Net investment income (loss)A	.148	.348	.408	.382	.395	.433
Net realized and unrealized gain (loss)	.398	(.581)	.005B	(.160)	.397	(.741)
Total from investment operations	.546	(.233)	.413	.222	.792	(.308)
Distributions from net investment income	(.146)	(.347)	(.393)	(.373)	(.365)	(.413)
Distributions from net realized gain	–	–	–	–	–	(.002)
Total distributions	(.146)	(.347)	(.393)	(.373)	(.365)	(.415)
Redemption fees added to paid in capitalA	–	–	–	.001	.003	.003
Net asset value, end of period	$9.26	$8.86	$9.44	$9.42	$9.57	$9.14
Total ReturnC,D,E	6.18%	(2.58)%	4.52%	2.36%	8.84%	(3.06)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.23%H	1.16%	1.16%	1.16%	1.22%	1.25%
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.05%H	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	3.18%H	3.74%	4.37%	4.00%	4.21%	4.65%
Supplemental Data
Net assets, end of period (000 omitted)	$2,195	$2,106	$2,537	$2,081	$2,703	$2,426
Portfolio turnover rateI	65%H	77%	33%	65%	105%	56%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class C

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.87	$9.44	$9.42	$9.57	$9.15	$9.86
Income from Investment Operations
Net investment income (loss)A	.113	.278	.338	.310	.325	.360
Net realized and unrealized gain (loss)	.399	(.571)	.005B	(.159)	.386	(.728)
Total from investment operations	.512	(.293)	.343	.151	.711	(.368)
Distributions from net investment income	(.112)	(.277)	(.323)	(.302)	(.294)	(.343)
Distributions from net realized gain	–	–	–	–	–	(.002)
Total distributions	(.112)	(.277)	(.323)	(.302)	(.294)	(.345)
Redemption fees added to paid in capitalA	–	–	–	.001	.003	.003
Net asset value, end of period	$9.27	$8.87	$9.44	$9.42	$9.57	$9.15
Total ReturnC,D,E	5.78%	(3.20)%	3.74%	1.59%	7.92%	(3.68)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.99%H	1.93%	1.92%	1.93%	2.00%	2.00%
Expenses net of fee waivers, if any	1.80%H	1.80%	1.80%	1.80%	1.80%	1.80%
Expenses net of all reductions	1.80%H	1.80%	1.80%	1.80%	1.80%	1.80%
Net investment income (loss)	2.42%H	2.99%	3.61%	3.25%	3.46%	3.90%
Supplemental Data
Net assets, end of period (000 omitted)	$3,341	$4,017	$4,541	$5,146	$5,387	$3,827
Portfolio turnover rateI	65%H	77%	33%	65%	105%	56%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.87	$9.44	$9.42	$9.57	$9.15	$9.86
Income from Investment Operations
Net investment income (loss)A	.159	.372	.431	.405	.420	.455
Net realized and unrealized gain (loss)	.399	(.572)	.006B	(.159)	.385	(.730)
Total from investment operations	.558	(.200)	.437	.246	.805	(.275)
Distributions from net investment income	(.158)	(.370)	(.417)	(.397)	(.388)	(.436)
Distributions from net realized gain	–	–	–	–	–	(.002)
Total distributions	(.158)	(.370)	(.417)	(.397)	(.388)	(.438)
Redemption fees added to paid in capitalA	–	–	–	.001	.003	.003
Net asset value, end of period	$9.27	$8.87	$9.44	$9.42	$9.57	$9.15
Total ReturnC,D	6.31%	(2.23)%	4.78%	2.61%	9.00%	(2.71)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.94%G	.86%	.86%	.86%	.93%	.96%
Expenses net of fee waivers, if any	.80%G	.80%	.80%	.80%	.80%	.80%
Expenses net of all reductions	.80%G	.80%	.80%	.80%	.80%	.80%
Net investment income (loss)	3.43%G	3.99%	4.61%	4.25%	4.46%	4.90%
Supplemental Data
Net assets, end of period (000 omitted)	$66,683	$63,703	$88,429	$83,652	$68,646	$47,531
Portfolio turnover rateH	65%G	77%	33%	65%	105%	56%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class I

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.87	$9.44	$9.42	$9.57	$9.15	$9.86
Income from Investment Operations
Net investment income (loss)A	.159	.372	.430	.406	.420	.460
Net realized and unrealized gain (loss)	.399	(.572)	.007B	(.160)	.385	(.735)
Total from investment operations	.558	(.200)	.437	.246	.805	(.275)
Distributions from net investment income	(.158)	(.370)	(.417)	(.397)	(.388)	(.436)
Distributions from net realized gain	–	–	–	–	–	(.002)
Total distributions	(.158)	(.370)	(.417)	(.397)	(.388)	(.438)
Redemption fees added to paid in capitalA	–	–	–	.001	.003	.003
Net asset value, end of period	$9.27	$8.87	$9.44	$9.42	$9.57	$9.15
Total ReturnC,D	6.31%	(2.23)%	4.78%	2.61%	8.99%	(2.71)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.99%G	.89%	.89%	.91%	.96%	.99%
Expenses net of fee waivers, if any	.80%G	.80%	.80%	.80%	.80%	.80%
Expenses net of all reductions	.79%G	.80%	.80%	.80%	.80%	.80%
Net investment income (loss)	3.43%G	3.99%	4.60%	4.25%	4.46%	4.90%
Supplemental Data
Net assets, end of period (000 omitted)	$4,827	$3,950	$4,060	$4,686	$10,122	$2,856
Portfolio turnover rateH	65%G	77%	33%	65%	105%	56%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class Z

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.87	$9.45	$9.46
Income from Investment Operations
Net investment income (loss)B	.163	.378	.261
Net realized and unrealized gain (loss)	.399	(.579)	(.016)
Total from investment operations	.562	(.201)	.245
Distributions from net investment income	(.162)	(.379)	(.255)
Distributions from net realized gain	–	–	–
Total distributions	(.162)	(.379)	(.255)
Redemption fees added to paid in capitalB	–	–	–
Net asset value, end of period	$9.27	$8.87	$9.45
Total ReturnC,D	6.36%	(2.24)%	2.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	.88%G	.80%	.82%G
Expenses net of fee waivers, if any	.71%G	.71%	.71%G
Expenses net of all reductions	.71%G	.71%	.71%G
Net investment income (loss)	3.51%G	4.08%	4.86%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,182	$2,031	$425
Portfolio turnover rateH	65%G	77%	33%

 A For the period October 2, 2018 (commencement of sale of shares) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020

1. Organization.

Fidelity Short Duration High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Short Duration High Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, defaulted bonds, capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,278,370
Gross unrealized depreciation	(1,503,843)
Net unrealized appreciation (depreciation)	$(225,473)
Tax cost	$92,213,855

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,531,628)
Long-term	(4,869,856)
Total no expiration	$(8,401,484)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short Duration High Income Fund	30,881,929	29,020,374

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$16,636	$762
Class M	-%	.25%	2,730	47
Class C	.75%	.25%	18,261	1,928
			$37,627	$2,737

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$758
Class M	162
Class C(a)	468
$1,388

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$9,569.14
Class M	1,762.16
Class C	3,204.17
Short Duration High Income	37,087.11
Class I	3,701.17
Class Z	570.05
	$55,893

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Short Duration High Income Fund	.04

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Short Duration High Income Fund	$103

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.05%	$11,214
Class M	1.05%	2,036
Class C	1.80%	3,443
Short Duration High Income	.80%	45,967
Class I	.80%	4,401
Class Z	.71%	1,861
		$68,922

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,030.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $120.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2020	Year ended April 30, 2020
Distributions to shareholders
Class A	$211,448	$556,252
Class M	34,705	87,233
Class C	44,343	131,011
Short Duration High Income	1,148,577	3,441,833
Class I	75,479	176,433
Class Z	40,089	73,216
Total	$1,554,641	$4,465,978

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2020	Year ended April 30, 2020	Six months ended October 31, 2020	Year ended April 30, 2020
Class A
Shares sold	161,790	738,163	$1,487,865	$6,904,779
Reinvestment of distributions	22,278	57,544	205,674	535,421
Shares redeemed	(120,929)	(967,983)	(1,113,623)	(8,738,906)
Net increase (decrease)	63,139	(172,276)	$579,916	$(1,298,706)
Class M
Shares sold	30,779	84,494	$285,119	$785,458
Reinvestment of distributions	3,676	9,140	33,937	85,002
Shares redeemed	(35,067)	(124,747)	(325,347)	(1,130,115)
Net increase (decrease)	(612)	(31,113)	$(6,291)	$(259,655)
Class C
Shares sold	19,781	262,330	$180,879	$2,400,007
Reinvestment of distributions	4,758	14,026	43,916	130,387
Shares redeemed	(117,055)	(304,136)	(1,068,351)	(2,603,723)
Net increase (decrease)	(92,516)	(27,780)	$(843,556)	$(73,329)
Short Duration High Income
Shares sold	2,096,030	3,574,469	$19,363,687	$33,404,598
Reinvestment of distributions	103,796	295,232	958,575	2,749,018
Shares redeemed	(2,187,782)	(6,048,897)	(20,143,474)	(54,825,149)
Net increase (decrease)	12,044	(2,179,196)	$178,788	$(18,671,533)
Class I
Shares sold	163,137	281,610	$1,502,245	$2,620,824
Reinvestment of distributions	7,373	17,079	68,112	158,857
Shares redeemed	(95,000)	(283,117)	(867,489)	(2,545,724)
Net increase (decrease)	75,510	15,572	$702,868	$233,957
Class Z
Shares sold	92,846	325,736	$855,409	$3,038,787
Reinvestment of distributions	4,282	7,685	39,543	71,252
Shares redeemed	(90,708)	(149,394)	(841,237)	(1,340,633)
Net increase (decrease)	6,420	184,027	$53,715	$1,769,406

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Short Duration High Income Fund
Class A	1.05%
Actual		$1,000.00	$1,060.60	$5.45
Hypothetical-C		$1,000.00	$1,019.91	$5.35
Class M	1.05%
Actual		$1,000.00	$1,061.80	$5.46
Hypothetical-C		$1,000.00	$1,019.91	$5.35
Class C	1.80%
Actual		$1,000.00	$1,057.80	$9.34
Hypothetical-C		$1,000.00	$1,016.13	$9.15
Short Duration High Income	.80%
Actual		$1,000.00	$1,063.10	$4.16
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Class I	.80%
Actual		$1,000.00	$1,063.10	$4.16
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Class Z	.71%
Actual		$1,000.00	$1,063.60	$3.69
Hypothetical-C		$1,000.00	$1,021.63	$3.62

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	16,477,844,543.945	94.954
Withheld	875,616,757.045	5.046
TOTAL	17,353,461,300.990	100.000
Donald F. Donahue
Affirmative	16,475,304,981.550	94.940
Withheld	878,156,319.440	5.060
TOTAL	17,353,461,300.990	100.000
Bettina Doulton
Affirmative	16,570,440,321.103	95.488
Withheld	783,020,979.887	4.512
TOTAL	17,353,461,300.990	100.000
Vicki L. Fuller
Affirmative	16,590,910,486.905	95.606
Withheld	762,550,814.085	4.394
TOTAL	17,353,461,300.990	100.00
Patricia L. Kampling
Affirmative	16,469,872,791.586	94.908
Withheld	883,588,509.404	5.092
TOTAL	17,353,461,300.990	100.000
Alan J. Lacy
Affirmative	16,344,655,183.636	94.187
Withheld	1,008,806,117.354	5.813
TOTAL	17,353,461,300.990	100.000
Ned C. Lautenbach
Affirmative	15,532,663,704.227	89.508
Withheld	1,820,797,596.763	10.492
TOTAL	17,353,461,300.990	100.000
Robert A. Lawrence
Affirmative	16,389,821,876.677	94.447
Withheld	963,639,424.313	5.553
TOTAL	17,353,461,300.990	100.000
Joseph Mauriello
Affirmative	16,363,427,626.626	94.295
Withheld	990,033,674.365	5.705
TOTAL	17,353,461,300.990	100.000
Cornelia M. Small
Affirmative	16,405,902,888.605	94.540
Withheld	947,558,412.386	5.460
TOTAL	17,353,461,300.990	100.000
Garnett A. Smith
Affirmative	16,371,912,270.945	94.344
Withheld	981,549,030.045	5.656
TOTAL	17,353,461,300.990	100.000
David M. Thomas
Affirmative	16,365,966,852.048	94.310
Withheld	987,494,448.942	5.690
TOTAL	17,353,461,300.990	100.000
Susan Tomasky
Affirmative	16,483,922,579.861	94.989
Withheld	869,538,721.129	5.011
TOTAL	17,353,461,300.990	100.000
Michael E. Wiley
Affirmative	16,379,083,262.890	94.385
Withheld	974,378,038.101	5.615
TOTAL	17,353,461,300.990	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	30,615,294.449	60.714
Against	4,052,405.580	8.036
Abstain	5,129,703.683	10.173
Broker Non-Vote	10,628,203.010	21.077
TOTAL	50,425,606.722	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposal 2 was not approved by shareholders.

SDH-SANN-1220
1.969437.106

Fidelity® Women's Leadership Fund

Semi-Annual Report

October 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of October 31, 2020

% of fund's net assets
Microsoft Corp.	3.4
Salesforce.com, Inc.	2.0
Accenture PLC Class A	1.8
Adobe, Inc.	1.8
Hologic, Inc.	1.6
10.6

Top Five Market Sectors as of October 31, 2020

% of fund's net assets
Information Technology	28.0
Consumer Discretionary	14.7
Health Care	12.9
Financials	11.5
Industrials	10.0

Asset Allocation (% of fund's net assets)

As of October 31, 2020*
Stocks	96.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.9%

 * Foreign investments – 12.4%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
COMMUNICATION SERVICES - 6.5%
Entertainment - 3.4%
Netflix, Inc. (a)	1,422	$676,502
The Walt Disney Co.	6,634	804,373
Zynga, Inc. (a)	32,931	296,050
		1,776,925
Interactive Media & Services - 1.7%
Facebook, Inc. Class A (a)	1,421	373,879
Match Group, Inc. (a)	1,417	165,477
Snap, Inc. Class A (a)	8,666	341,354
		880,710
Media - 1.4%
Cable One, Inc.	129	223,410
Interpublic Group of Companies, Inc.	16,948	306,589
The New York Times Co. Class A (b)	5,921	234,827
		764,826

TOTAL COMMUNICATION SERVICES		3,422,461

CONSUMER DISCRETIONARY - 14.7%
Automobiles - 0.3%
General Motors Co.	5,089	175,723
Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. (a)	3,282	518,720
Hotels, Restaurants & Leisure - 2.2%
Dunkin' Brands Group, Inc.	3,181	317,178
Marriott International, Inc. Class A	3,171	294,522
Starbucks Corp.	5,899	512,977
		1,124,677
Household Durables - 0.8%
Taylor Morrison Home Corp. (a)	20,217	436,687
Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. (a)	200	607,230
Etsy, Inc. (a)	2,265	275,401
Trainline PLC (a)(c)	33,276	118,550
		1,001,181
Specialty Retail - 7.5%
Bed Bath & Beyond, Inc. (b)	17,386	344,243
Best Buy Co., Inc.	5,163	575,933
Burlington Stores, Inc. (a)	979	189,515
Gap, Inc.	14,443	280,916
Lowe's Companies, Inc.	4,457	704,652
Ross Stores, Inc.	1,471	125,285
Signet Jewelers Ltd.	5,618	125,169
The Home Depot, Inc.	2,016	537,687
Ulta Beauty, Inc. (a)	2,100	434,217
Williams-Sonoma, Inc.	6,642	605,817
		3,923,434
Textiles, Apparel & Luxury Goods - 1.0%
Aritzia LP (a)	15,162	228,972
LVMH Moet Hennessy Louis Vuitton SE	574	269,061
		498,033

TOTAL CONSUMER DISCRETIONARY		7,678,455

CONSUMER STAPLES - 4.8%
Beverages - 0.6%
The Coca-Cola Co.	6,004	288,552
Food & Staples Retailing - 0.3%
Loblaw Companies Ltd.	3,516	175,021
Food Products - 1.6%
General Mills, Inc.	6,902	408,046
Laird Superfood, Inc.	2,236	102,856
The Hershey Co.	2,370	325,780
		836,682
Household Products - 0.4%
Clorox Co.	1,009	209,115
Personal Products - 1.9%
Estee Lauder Companies, Inc. Class A	2,042	448,546
Shiseido Co. Ltd.	3,586	221,999
Unilever NV	5,600	316,645
		987,190

TOTAL CONSUMER STAPLES		2,496,560

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Equinor ASA	13,275	168,603
FINANCIALS - 11.5%
Banks - 3.0%
Bank of America Corp.	22,216	526,519
Citigroup, Inc.	11,460	474,673
First Horizon National Corp.	23,641	246,103
First United Corp.	7,033	83,833
JPMorgan Chase & Co.	2,559	250,884
		1,582,012
Capital Markets - 3.5%
Macquarie Group Ltd.	3,062	273,008
Morningstar, Inc.	3,350	637,773
MSCI, Inc.	624	218,300
The NASDAQ OMX Group, Inc.	5,971	722,431
		1,851,512
Consumer Finance - 1.5%
American Express Co.	3,691	336,767
Synchrony Financial	17,159	429,318
		766,085
Insurance - 2.7%
Hartford Financial Services Group, Inc.	7,094	273,261
Primerica, Inc.	1,822	200,857
Principal Financial Group, Inc.	5,836	228,888
Progressive Corp.	7,679	705,700
		1,408,706
Thrifts & Mortgage Finance - 0.8%
NMI Holdings, Inc. (a)	20,134	432,680

TOTAL FINANCIALS		6,040,995

HEALTH CARE - 12.9%
Biotechnology - 1.5%
Veracyte, Inc. (a)	6,557	227,266
Vertex Pharmaceuticals, Inc. (a)	1,410	293,788
Zai Lab Ltd. ADR (a)	2,885	236,714
		757,768
Health Care Equipment & Supplies - 3.0%
Hologic, Inc. (a)	12,327	848,344
Insulet Corp. (a)	1,131	251,365
Outset Medical, Inc.	1,000	46,470
Stryker Corp.	2,094	423,009
		1,569,188
Health Care Providers & Services - 4.5%
1Life Healthcare, Inc. (a)	11,484	323,964
AMN Healthcare Services, Inc. (a)	4,464	291,410
Anthem, Inc.	2,987	814,854
Cigna Corp.	3,112	519,611
CVS Health Corp.	6,873	385,507
		2,335,346
Health Care Technology - 0.1%
Phreesia, Inc. (a)	1,800	66,546
Pharmaceuticals - 3.8%
AstraZeneca PLC sponsored ADR	14,462	725,414
GlaxoSmithKline PLC	35,350	590,292
UCB SA	2,443	240,992
Zoetis, Inc. Class A	2,876	455,990
		2,012,688

TOTAL HEALTH CARE		6,741,536

INDUSTRIALS - 10.0%
Aerospace & Defense - 1.7%
Lockheed Martin Corp.	1,365	477,927
Northrop Grumman Corp.	1,432	415,022
		892,949
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	1,540	241,949
Airlines - 0.4%
Southwest Airlines Co.	5,578	220,498
Commercial Services & Supplies - 1.8%
Stericycle, Inc. (a)	2,620	163,226
Tomra Systems ASA	6,742	271,681
Waste Management, Inc.	4,858	524,227
		959,134
Electrical Equipment - 2.8%
AMETEK, Inc.	4,665	458,103
nVent Electric PLC	11,156	201,366
Sunrun, Inc. (a)	7,999	416,108
Vestas Wind Systems A/S	2,237	383,789
		1,459,366
Machinery - 2.4%
Federal Signal Corp.	19,243	551,889
Ingersoll Rand, Inc. (a)	8,901	311,001
Otis Worldwide Corp.	6,003	367,864
		1,230,754
Professional Services - 0.4%
Verisk Analytics, Inc.	1,231	219,081

TOTAL INDUSTRIALS		5,223,731

INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	2,022	422,396
Electronic Equipment & Components - 1.5%
CDW Corp.	4,053	496,898
Insight Enterprises, Inc. (a)	5,017	267,657
		764,555
IT Services - 10.4%
Accenture PLC Class A	4,464	968,286
Automatic Data Processing, Inc.	1,833	289,541
Capgemini SA	4,925	568,657
Genpact Ltd.	7,496	257,638
Leidos Holdings, Inc.	5,156	427,948
MasterCard, Inc. Class A	1,640	473,370
PayPal Holdings, Inc. (a)	3,578	665,973
Science Applications International Corp.	4,808	367,187
Twilio, Inc. Class A (a)	1,718	479,270
Visa, Inc. Class A	2,586	469,902
WEX, Inc. (a)	4,048	512,274
		5,480,046
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)	4,986	375,396
NVIDIA Corp.	1,507	755,550
Universal Display Corp.	1,620	321,262
		1,452,208
Software - 11.1%
Absolute Software Corp.	1,400	15,792
Adobe, Inc. (a)	2,109	942,934
HubSpot, Inc. (a)	1,866	541,271
Intuit, Inc.	1,979	622,752
Microsoft Corp.	8,763	1,774,243
Pagerduty, Inc. (a)	9,885	267,884
Rapid7, Inc. (a)	4,947	306,368
Salesforce.com, Inc. (a)	4,531	1,052,415
Talend SA ADR (a)	7,966	299,840
		5,823,499
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	6,589	717,279

TOTAL INFORMATION TECHNOLOGY		14,659,983

MATERIALS - 2.2%
Chemicals - 0.4%
Valvoline, Inc.	10,140	199,454
Containers & Packaging - 0.5%
Ball Corp.	2,877	256,053
Metals & Mining - 1.3%
Commercial Metals Co.	7,218	149,052
Newmont Corp.	8,668	544,697
		693,749

TOTAL MATERIALS		1,149,256

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Equity Lifestyle Properties, Inc.	7,499	443,866
Store Capital Corp.	14,726	378,458
Ventas, Inc.	6,177	243,806
		1,066,130
UTILITIES - 3.2%
Electric Utilities - 2.3%
Duke Energy Corp.	2,439	224,656
NextEra Energy, Inc.	4,232	309,825
ORSTED A/S (c)	4,293	681,359
		1,215,840
Multi-Utilities - 0.2%
CMS Energy Corp.	2,067	130,903
Water Utilities - 0.7%
American Water Works Co., Inc.	2,318	348,882

TOTAL UTILITIES		1,695,625

TOTAL COMMON STOCKS
(Cost $45,771,493)		50,343,335

Money Market Funds - 6.2%
Fidelity Cash Central Fund 0.10% (d)	2,678,890	2,679,426
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	594,641	594,700
TOTAL MONEY MARKET FUNDS
(Cost $3,274,126)		3,274,126
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $49,045,619)		53,617,461
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(1,221,070)
NET ASSETS - 100%		$52,396,391

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $799,909 or 1.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$893
Fidelity Securities Lending Cash Central Fund	3,830
Total	$4,723

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Cash Central Fund was $813,312. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $15,189,825 and $13,323,606, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$3,422,461	$3,422,461	$--	$--
Consumer Discretionary	7,678,455	7,409,394	269,061	--
Consumer Staples	2,496,560	2,274,561	221,999	--
Energy	168,603	168,603	--	--
Financials	6,040,995	5,767,987	273,008	--
Health Care	6,741,536	6,151,244	590,292	--
Industrials	5,223,731	4,839,942	383,789	--
Information Technology	14,659,983	14,659,983	--	--
Materials	1,149,256	1,149,256	--	--
Real Estate	1,066,130	1,066,130	--	--
Utilities	1,695,625	1,695,625	--	--
Money Market Funds	3,274,126	3,274,126	--	--
Total Investments in Securities:	$53,617,461	$51,879,312	$1,738,149	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.6%
Ireland	2.2%
France	2.2%
Denmark	2.0%
United Kingdom	1.3%
Others (Individually Less Than 1%)	4.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $566,634) — See accompanying schedule: Unaffiliated issuers (cost $45,771,493)	$50,343,335
Fidelity Central Funds (cost $3,274,126)	3,274,126
Total Investment in Securities (cost $49,045,619)		$53,617,461
Receivable for investments sold		518,122
Receivable for fund shares sold		135,897
Dividends receivable		39,973
Distributions receivable from Fidelity Central Funds		374
Prepaid expenses		56
Other receivables		551
Total assets		54,312,434
Liabilities
Payable for investments purchased	$1,223,809
Payable for fund shares redeemed	25,523
Accrued management fee	26,094
Distribution and service plan fees payable	1,116
Other affiliated payables	11,654
Other payables and accrued expenses	33,147
Collateral on securities loaned	594,700
Total liabilities		1,916,043
Net Assets		$52,396,391
Net Assets consist of:
Paid in capital		$49,121,024
Total accumulated earnings (loss)		3,275,367
Net Assets		$52,396,391
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,389,879 ÷ 120,585 shares)(a)		$11.53
Maximum offering price per share (100/94.25 of $11.53)		$12.23
Class M:
Net Asset Value and redemption price per share ($604,196 ÷ 52,545 shares)(a)		$11.50
Maximum offering price per share (100/96.50 of $11.50)		$11.92
Class C:
Net Asset Value and offering price per share ($690,714 ÷ 60,458 shares)(a)		$11.42
Fidelity Women's Leadership Fund:
Net Asset Value, offering price and redemption price per share ($43,894,222 ÷ 3,800,683 shares)		$11.55
Class I:
Net Asset Value, offering price and redemption price per share ($1,092,980 ÷ 94,643 shares)		$11.55
Class Z:
Net Asset Value, offering price and redemption price per share ($4,724,400 ÷ 408,175 shares)		$11.57

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$252,675
Income from Fidelity Central Funds (including $3,830 from security lending)		4,723
Total income		257,398
Expenses
Management fee
Basic fee	$105,876
Performance adjustment	(198)
Transfer agent fees	49,659
Distribution and service plan fees	5,587
Accounting fees	7,769
Custodian fees and expenses	7,928
Independent trustees' fees and expenses	92
Registration fees	29,155
Audit	22,329
Legal	16
Miscellaneous	131
Total expenses before reductions	228,344
Expense reductions	(26,638)
Total expenses after reductions		201,706
Net investment income (loss)		55,692
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	92,452
Fidelity Central Funds	(53)
Foreign currency transactions	761
Total net realized gain (loss)		93,160
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	4,819,398
Fidelity Central Funds	(52)
Assets and liabilities in foreign currencies	(7)
Total change in net unrealized appreciation (depreciation)		4,819,339
Net gain (loss)		4,912,499
Net increase (decrease) in net assets resulting from operations		$4,968,191

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,692	$106,560
Net realized gain (loss)	93,160	(1,438,851)
Change in net unrealized appreciation (depreciation)	4,819,339	(247,516)
Net increase (decrease) in net assets resulting from operations	4,968,191	(1,579,807)
Distributions to shareholders	(43,247)	(61,425)
Share transactions - net increase (decrease)	20,441,912	28,670,767
Total increase (decrease) in net assets	25,366,856	27,029,535
Net Assets
Beginning of period	27,029,535	–
End of period	$52,396,391	$27,029,535

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Women's Leadership Fund Class A

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$9.80	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.04
Net realized and unrealized gain (loss)	1.74	(.22)
Total from investment operations	1.74	(.18)
Distributions from net investment income	(.01)	(.02)
Total distributions	(.01)	(.02)
Net asset value, end of period	$11.53	$9.80
Total ReturnD,E,F	17.74%	(1.84)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.31%I	2.50%
Expenses net of fee waivers, if any	1.25%I	1.25%
Expenses net of all reductions	1.24%I	1.25%
Net investment income (loss)	.05%I	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$1,390	$769
Portfolio turnover rateJ	29%I	52%

 A For the period May 1, 2019 (commencement of operations) to April 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Women's Leadership Fund Class M

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$9.78	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.01
Net realized and unrealized gain (loss)	1.73	(.22)
Total from investment operations	1.72	(.21)
Distributions from net investment income	–C	(.01)
Total distributions	–C	(.01)
Net asset value, end of period	$11.50	$9.78
Total ReturnD,E,F	17.61%	(2.12)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.57%I	2.86%
Expenses net of fee waivers, if any	1.50%I	1.50%
Expenses net of all reductions	1.49%I	1.50%
Net investment income (loss)	(.21)%I	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$604	$443
Portfolio turnover rateJ	29%I	52%

 A For the period May 1, 2019 (commencement of operations) to April 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Women's Leadership Fund Class C

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	(.04)	(.04)
Net realized and unrealized gain (loss)	1.72	(.22)
Total from investment operations	1.68	(.26)
Net asset value, end of period	$11.42	$9.74
Total ReturnC,D,E	17.25%	(2.60)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.04%H	3.36%
Expenses net of fee waivers, if any	2.00%H	2.00%
Expenses net of all reductions	1.99%H	2.00%
Net investment income (loss)	(.70)%H	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$691	$468
Portfolio turnover rateI	29%H	52%

 A For the period May 1, 2019 (commencement of operations) to April 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Women's Leadership Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.06
Net realized and unrealized gain (loss)	1.74	(.22)
Total from investment operations	1.76	(.16)
Distributions from net investment income	(.02)	(.03)
Total distributions	(.02)	(.03)
Net asset value, end of period	$11.55	$9.81
Total ReturnC,D	17.91%	(1.63)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.14%G	2.19%
Expenses net of fee waivers, if any	1.00%G	1.00%
Expenses net of all reductions	.99%G	1.00%
Net investment income (loss)	.29%G	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$43,894	$22,272
Portfolio turnover rateH	29%G	52%

 A For the period May 1, 2019 (commencement of operations) to April 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Women's Leadership Fund Class I

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.06
Net realized and unrealized gain (loss)	1.74	(.22)
Total from investment operations	1.76	(.16)
Distributions from net investment income	(.02)	(.03)
Total distributions	(.02)	(.03)
Net asset value, end of period	$11.55	$9.81
Total ReturnC,D	17.91%	(1.63)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.04%G	2.22%
Expenses net of fee waivers, if any	1.00%G	1.00%
Expenses net of all reductions	.99%G	1.00%
Net investment income (loss)	.30%G	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$1,093	$702
Portfolio turnover rateH	29%G	52%

 A For the period May 1, 2019 (commencement of operations) to April 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Women's Leadership Fund Class Z

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$9.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.08
Net realized and unrealized gain (loss)	1.73	(.22)
Total from investment operations	1.76	(.14)
Distributions from net investment income	(.02)	(.03)
Total distributions	(.02)	(.03)
Net asset value, end of period	$11.57	$9.83
Total ReturnC,D	17.87%	(1.43)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.92%G	1.88%
Expenses net of fee waivers, if any	.85%G	.85%
Expenses net of all reductions	.84%G	.85%
Net investment income (loss)	.44%G	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$4,724	$2,376
Portfolio turnover rateH	29%G	52%

 A For the period May 1, 2019 (commencement of operations) to April 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020

1. Organization.

Fidelity Women's Leadership Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Women's Leadership Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,933,383
Gross unrealized depreciation	(2,461,273)
Net unrealized appreciation (depreciation)	$4,472,110
Tax cost	$49,145,351

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,293,766)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Women's Leadership Fund	24,772,395	5,549,692

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Women's Leadership Fund as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. The Fund's performance adjustment took effect in May 2020. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,296	$215
Class M	.25%	.25%	1,422	398
Class C	.75%	.25%	2,869	1,934
			$5,587	$2,547

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,050
Class M	398
$2,448

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$968.19
Class M	531.19
Class C	429.15
Fidelity Women's Leadership Fund	46,512.27
Class I	511.13
Class Z	708.04
	$49,659

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Women's Leadership Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Women's Leadership Fund	$253

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Women's Leadership Fund	$39

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Women's Leadership Fund	$368	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2021. Some expenses, for example the compensation of the independent Trustees are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$342
Class M	1.50%	216
Class C	2.00%	119
Fidelity Women's Leadership Fund	1.00%	23,334
Class I	1.00%	155
Class Z	.85%	1,094
		$25,260

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,333 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $45.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2020	Year ended April 30, 2020
Distributions to shareholders
Class A	$624	$1,124
Class M	105	307
Fidelity Women's Leadership Fund	37,448	51,980
Class I	1,059	1,486
Class Z	4,011	6,528
Total	$43,247	$61,425

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2020	Year ended April 30, 2020	Six months ended October 31, 2020	Year ended April 30, 2020
Class A
Shares sold	47,626	80,039	$552,554	$809,764
Reinvestment of distributions	56	103	624	1,124
Shares redeemed	(5,537)	(1,702)	(60,589)	(15,681)
Net increase (decrease)	42,145	78,440	$492,589	$795,207
Class M
Shares sold	12,201	46,220	$133,133	$479,639
Reinvestment of distributions	10	28	105	307
Shares redeemed	(4,969)	(945)	(57,283)	(9,259)
Net increase (decrease)	7,242	45,303	$75,955	$470,687
Class C
Shares sold	14,785	48,236	$170,955	$512,663
Shares redeemed	(2,368)	(195)	(25,623)	(2,000)
Net increase (decrease)	12,417	48,041	$145,332	$510,663
Fidelity Women's Leadership Fund
Shares sold	1,942,567	2,817,326	$22,099,472	$28,987,122
Reinvestment of distributions	3,256	4,612	36,112	50,270
Shares redeemed	(414,488)	(552,590)	(4,681,337)	(5,444,931)
Net increase (decrease)	1,531,335	2,269,348	$17,454,247	$23,592,461
Class I
Shares sold	32,595	78,405	$388,832	$812,024
Reinvestment of distributions	93	127	1,035	1,383
Shares redeemed	(9,586)	(6,991)	(98,287)	(68,276)
Net increase (decrease)	23,102	71,541	$291,580	$745,131
Class Z
Shares sold	209,660	382,936	$2,457,359	$3,866,272
Reinvestment of distributions	346	521	3,847	5,680
Shares redeemed	(43,557)	(141,731)	(478,997)	(1,315,334)
Net increase (decrease)	166,449	241,726	$1,982,209	$2,556,618

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Women's Leadership Fund
Class A	1.25%
Actual		$1,000.00	$1,177.40	$6.86
Hypothetical-C		$1,000.00	$1,018.90	$6.36
Class M	1.50%
Actual		$1,000.00	$1,176.10	$8.23
Hypothetical-C		$1,000.00	$1,017.64	$7.63
Class C	2.00%
Actual		$1,000.00	$1,172.50	$10.95
Hypothetical-C		$1,000.00	$1,015.12	$10.16
Fidelity Women's Leadership Fund	1.00%
Actual		$1,000.00	$1,179.10	$5.49
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class I	1.00%
Actual		$1,000.00	$1,179.10	$5.49
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class Z	.85%
Actual		$1,000.00	$1,178.70	$4.67
Hypothetical-C		$1,000.00	$1,020.92	$4.33

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	16,477,844,543.945	94.954
Withheld	875,616,757.045	5.046
TOTAL	17,353,461,300.990	100.000
Donald F. Donahue
Affirmative	16,475,304,981.550	94.940
Withheld	878,156,319.440	5.060
TOTAL	17,353,461,300.990	100.000
Bettina Doulton
Affirmative	16,570,440,321.103	95.488
Withheld	783,020,979.887	4.512
TOTAL	17,353,461,300.990	100.000
Vicki L. Fuller
Affirmative	16,590,910,486.905	95.606
Withheld	762,550,814.085	4.394
TOTAL	17,353,461,300.990	100.00
Patricia L. Kampling
Affirmative	16,469,872,791.586	94.908
Withheld	883,588,509.404	5.092
TOTAL	17,353,461,300.990	100.000
Alan J. Lacy
Affirmative	16,344,655,183.636	94.187
Withheld	1,008,806,117.354	5.813
TOTAL	17,353,461,300.990	100.000
Ned C. Lautenbach
Affirmative	15,532,663,704.227	89.508
Withheld	1,820,797,596.763	10.492
TOTAL	17,353,461,300.990	100.000
Robert A. Lawrence
Affirmative	16,389,821,876.677	94.447
Withheld	963,639,424.313	5.553
TOTAL	17,353,461,300.990	100.000
Joseph Mauriello
Affirmative	16,363,427,626.626	94.295
Withheld	990,033,674.365	5.705
TOTAL	17,353,461,300.990	100.000
Cornelia M. Small
Affirmative	16,405,902,888.605	94.540
Withheld	947,558,412.386	5.460
TOTAL	17,353,461,300.990	100.000
Garnett A. Smith
Affirmative	16,371,912,270.945	94.344
Withheld	981,549,030.045	5.656
TOTAL	17,353,461,300.990	100.000
David M. Thomas
Affirmative	16,365,966,852.048	94.310
Withheld	987,494,448.942	5.690
TOTAL	17,353,461,300.990	100.000
Susan Tomasky
Affirmative	16,483,922,579.861	94.989
Withheld	869,538,721.129	5.011
TOTAL	17,353,461,300.990	100.000
Michael E. Wiley
Affirmative	16,379,083,262.890	94.385
Withheld	974,378,038.101	5.615
TOTAL	17,353,461,300.990	100.000
Proposal 1 reflects trust wide proposal and voting results.

WLF-SANN-1220
1.9893106.101

Fidelity® U.S. Low Volatility Equity Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of October 31, 2020

% of fund's net assets
iShares MSCI USA Minimum Volatility ETF	1.6
Newmont Corp.	1.1
Dollar General Corp.	1.1
Danaher Corp.	1.1
Wheaton Precious Metals Corp.	1.1
6.0

Top Five Market Sectors as of October 31, 2020

% of fund's net assets
Information Technology	16.3
Health Care	15.6
Consumer Staples	13.0
Consumer Discretionary	10.5
Financials	9.2

Asset Allocation (% of fund's net assets)

As of October 31, 2020 *
Stocks	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 14.8%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 1.0%
HKT Trust/HKT Ltd. unit	745,626	$963,711
Liberty Global PLC Class C (a)	106,800	1,992,888
		2,956,599
Entertainment - 4.0%
Activision Blizzard, Inc.	33,497	2,536,728
Electronic Arts, Inc. (a)	19,454	2,331,173
Netflix, Inc. (a)	4,795	2,281,173
Take-Two Interactive Software, Inc. (a)	18,037	2,794,292
Zynga, Inc. (a)	259,500	2,332,905
		12,276,271
Interactive Media & Services - 1.8%
Alphabet, Inc. Class A (a)	1,531	2,474,264
Facebook, Inc. Class A (a)	10,785	2,837,641
		5,311,905
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc.	28,676	3,142,029

TOTAL COMMUNICATION SERVICES		23,686,804

CONSUMER DISCRETIONARY - 10.5%
Diversified Consumer Services - 0.8%
Service Corp. International	51,620	2,390,522
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	11,541	2,458,233
Starbucks Corp.	26,460	2,300,962
		4,759,195
Household Durables - 2.5%
D.R. Horton, Inc.	38,646	2,581,939
Lennar Corp. Class A	36,214	2,543,309
NVR, Inc. (a)	657	2,597,180
		7,722,428
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	950	2,884,343
Leisure Products - 0.6%
Sturm, Ruger & Co., Inc.	26,138	1,747,587
Multiline Retail - 2.8%
Dollar General Corp.	15,807	3,299,079
Dollar Tree, Inc. (a)	29,820	2,693,342
Target Corp.	16,200	2,465,964
		8,458,385
Specialty Retail - 1.3%
Ross Stores, Inc.	19,343	1,647,443
TJX Companies, Inc.	46,108	2,342,286
		3,989,729

TOTAL CONSUMER DISCRETIONARY		31,952,189

CONSUMER STAPLES - 13.0%
Beverages - 2.2%
Keurig Dr. Pepper, Inc.	72,950	1,962,355
Monster Beverage Corp. (a)	35,962	2,753,610
The Coca-Cola Co.	43,253	2,078,739
		6,794,704
Food & Staples Retailing - 4.1%
BJ's Wholesale Club Holdings, Inc. (a)	83,393	3,193,118
Costco Wholesale Corp.	7,367	2,634,587
Grocery Outlet Holding Corp. (a)	53,215	2,342,524
Kroger Co.	74,145	2,388,210
Performance Food Group Co. (a)	22,495	756,057
U.S. Foods Holding Corp. (a)	50,394	1,053,235
		12,367,731
Food Products - 5.1%
Conagra Brands, Inc.	60,092	2,108,628
Lamb Weston Holdings, Inc.	26,733	1,696,209
Mondelez International, Inc.	45,013	2,391,091
Nestle SA (Reg. S)	18,335	2,062,283
Sanderson Farms, Inc.	19,731	2,524,976
The J.M. Smucker Co.	21,902	2,457,404
TreeHouse Foods, Inc. (a)	55,426	2,152,746
		15,393,337
Household Products - 1.6%
Kimberly-Clark Corp.	16,851	2,234,274
Procter & Gamble Co.	19,286	2,644,111
		4,878,385

TOTAL CONSUMER STAPLES		39,434,157

FINANCIALS - 9.2%
Capital Markets - 1.6%
Intercontinental Exchange, Inc.	24,301	2,294,014
The NASDAQ OMX Group, Inc.	21,660	2,620,643
		4,914,657
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. Class B (a)	10,348	2,089,261
Insurance - 6.9%
Allstate Corp.	20,285	1,800,294
Assurant, Inc.	16,626	2,067,776
Axis Capital Holdings Ltd.	42,635	1,820,088
Brown & Brown, Inc.	63,334	2,755,662
Chubb Ltd.	16,599	2,156,376
Marsh & McLennan Companies, Inc.	18,716	1,936,357
Old Republic International Corp.	102,022	1,660,918
The Travelers Companies, Inc.	16,761	2,023,220
Tokio Marine Holdings, Inc.	36,141	1,615,312
White Mountains Insurance Group Ltd.	2,036	1,849,360
Willis Towers Watson PLC	7,086	1,293,053
		20,978,416

TOTAL FINANCIALS		27,982,334

HEALTH CARE - 15.6%
Biotechnology - 4.1%
Alexion Pharmaceuticals, Inc. (a)	20,188	2,324,446
Amgen, Inc.	9,417	2,042,924
Regeneron Pharmaceuticals, Inc. (a)	5,354	2,910,220
Seagen, Inc. (a)	12,300	2,051,640
United Therapeutics Corp. (a)	11,400	1,530,222
Vertex Pharmaceuticals, Inc. (a)	7,972	1,661,046
		12,520,498
Health Care Equipment & Supplies - 2.5%
Becton, Dickinson & Co.	8,585	1,984,251
Danaher Corp.	14,355	3,295,047
Masimo Corp. (a)	9,768	2,186,274
		7,465,572
Health Care Providers & Services - 2.3%
Humana, Inc.	6,376	2,545,809
Premier, Inc.	66,245	2,168,199
UnitedHealth Group, Inc.	7,591	2,316,318
		7,030,326
Life Sciences Tools & Services - 1.9%
Bio-Rad Laboratories, Inc. Class A (a)	4,500	2,638,890
Thermo Fisher Scientific, Inc.	6,412	3,033,645
		5,672,535
Pharmaceuticals - 4.8%
AstraZeneca PLC (United Kingdom)	21,231	2,131,709
Bristol-Myers Squibb Co.	39,698	2,320,348
Eli Lilly & Co.	16,556	2,159,896
Jazz Pharmaceuticals PLC (a)	11,211	1,615,505
Recordati SpA	44,204	2,290,443
Roche Holding AG (participation certificate)	6,768	2,174,772
Sanofi SA sponsored ADR	45,300	2,052,090
		14,744,763

TOTAL HEALTH CARE		47,433,694

INDUSTRIALS - 7.9%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	5,861	2,052,112
Northrop Grumman Corp.	6,378	1,848,472
		3,900,584
Commercial Services & Supplies - 1.6%
Waste Connection, Inc. (United States)	25,450	2,527,694
Waste Management, Inc.	20,306	2,191,220
		4,718,914
Industrial Conglomerates - 0.8%
Roper Technologies, Inc.	6,700	2,487,978
Machinery - 0.8%
IDEX Corp.	13,797	2,350,871
Professional Services - 1.2%
FTI Consulting, Inc. (a)	11,100	1,092,906
Verisk Analytics, Inc.	14,364	2,556,361
		3,649,267
Road & Rail - 2.2%
Heartland Express, Inc.	106,125	1,943,149
Landstar System, Inc.	20,168	2,514,950
Schneider National, Inc. Class B	100,515	2,217,361
		6,675,460

TOTAL INDUSTRIALS		23,783,074

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 1.3%
Ciena Corp. (a)	38,800	1,528,332
F5 Networks, Inc. (a)	11,660	1,550,080
Juniper Networks, Inc.	47,202	930,823
		4,009,235
Electronic Equipment & Components - 2.0%
Keyence Corp.	5,167	2,397,230
Keysight Technologies, Inc. (a)	21,298	2,233,521
TE Connectivity Ltd.	16,086	1,558,412
		6,189,163
IT Services - 7.5%
Accenture PLC Class A	11,637	2,524,182
Akamai Technologies, Inc. (a)	20,611	1,960,518
Black Knight, Inc. (a)	35,293	3,104,019
Booz Allen Hamilton Holding Corp. Class A	31,288	2,456,108
Fidelity National Information Services, Inc.	15,968	1,989,453
Fiserv, Inc. (a)	19,710	1,881,714
Jack Henry & Associates, Inc.	15,558	2,306,474
MasterCard, Inc. Class A	7,531	2,173,748
Maximus, Inc.	29,957	2,024,494
Visa, Inc. Class A	12,194	2,215,772
		22,636,482
Software - 5.5%
Adobe, Inc. (a)	6,408	2,865,017
Everbridge, Inc. (a)	18,000	1,884,420
Microsoft Corp.	15,656	3,169,870
Oracle Corp.	51,184	2,871,934
Oracle Corp. Japan	17,111	1,710,075
Salesforce.com, Inc. (a)	12,243	2,843,682
SAP SE sponsored ADR	12,100	1,292,643
		16,637,641

TOTAL INFORMATION TECHNOLOGY		49,472,521

MATERIALS - 5.9%
Containers & Packaging - 0.8%
Aptargroup, Inc.	20,066	2,289,330
Metals & Mining - 5.1%
Agnico Eagle Mines Ltd. (Canada)	35,448	2,806,200
Barrick Gold Corp. (Canada)	119,776	3,202,298
Newmont Corp.	52,872	3,322,476
Royal Gold, Inc.	25,142	2,987,121
Wheaton Precious Metals Corp.	69,876	3,206,649
		15,524,744

TOTAL MATERIALS		17,814,074

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 3.8%
Alexandria Real Estate Equities, Inc.	14,033	2,126,280
American Tower Corp.	10,884	2,499,511
CubeSmart	75,344	2,556,422
Equinix, Inc.	3,957	2,893,517
UDR, Inc.	47,340	1,478,902
		11,554,632
UTILITIES - 8.1%
Electric Utilities - 6.2%
Duke Energy Corp.	25,970	2,392,097
Entergy Corp.	18,855	1,908,503
Evergy, Inc.	35,581	1,964,071
Eversource Energy	27,993	2,442,949
NextEra Energy, Inc.	37,088	2,715,212
Pinnacle West Capital Corp.	25,669	2,093,820
Portland General Electric Co.	30,102	1,183,009
PPL Corp.	66,211	1,820,803
Xcel Energy, Inc.	31,891	2,233,327
		18,753,791
Gas Utilities - 1.2%
Atmos Energy Corp.	20,764	1,903,436
ONE Gas, Inc.	24,625	1,700,110
		3,603,546
Multi-Utilities - 0.7%
Dominion Energy, Inc.	27,289	2,192,398

TOTAL UTILITIES		24,549,735

TOTAL COMMON STOCKS
(Cost $282,847,991)		297,663,214

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.10% (b)
(Cost $790,292)	790,134	790,292

Equity Funds - 1.6%
Domestic Equity Funds - 1.6%
iShares MSCI USA Minimum Volatility ETF
(Cost $4,900,865)	80,390	4,956,850
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $288,539,148)		303,410,356
NET OTHER ASSETS (LIABILITIES) - 0.0%		(40,161)
NET ASSETS - 100%		$303,370,195

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$649
Total	$649

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$23,686,804	$23,686,804	$--	$--
Consumer Discretionary	31,952,189	31,952,189	--	--
Consumer Staples	39,434,157	37,371,874	2,062,283	--
Financials	27,982,334	26,367,022	1,615,312	--
Health Care	47,433,694	43,127,213	4,306,481	--
Industrials	23,783,074	23,783,074	--	--
Information Technology	49,472,521	47,762,446	1,710,075	--
Materials	17,814,074	17,814,074	--	--
Real Estate	11,554,632	11,554,632	--	--
Utilities	24,549,735	24,549,735	--	--
Money Market Funds	790,292	790,292	--	--
Equity Funds	4,956,850	4,956,850	--	--
Total Investments in Securities:	$303,410,356	$293,716,205	$9,694,151	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.2%
Canada	3.9%
Switzerland	2.6%
Japan	1.9%
United Kingdom	1.8%
Ireland	1.3%
Bermuda	1.2%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $287,748,856)	$302,620,064
Fidelity Central Funds (cost $790,292)	790,292
Total Investment in Securities (cost $288,539,148)		$303,410,356
Receivable for fund shares sold		46,310
Dividends receivable		158,603
Distributions receivable from Fidelity Central Funds		51
Prepaid expenses		552
Other receivables		4,189
Total assets		303,620,061
Liabilities
Payable for fund shares redeemed	$36,848
Accrued management fee	140,682
Transfer agent fee payable	45,056
Other affiliated payables	10,329
Other payables and accrued expenses	16,951
Total liabilities		249,866
Net Assets		$303,370,195
Net Assets consist of:
Paid in capital		$287,304,127
Total accumulated earnings (loss)		16,066,068
Net Assets		$303,370,195
Net Asset Value, offering price and redemption price per share ($303,370,195 ÷ 30,825,783 shares)		$9.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$2,470,028
Income from Fidelity Central Funds		649
Total income		2,470,677
Expenses
Management fee	$831,158
Transfer agent fees	267,561
Accounting fees and expenses	60,956
Custodian fees and expenses	4,867
Independent trustees' fees and expenses	629
Registration fees	37,413
Audit	22,414
Legal	11
Miscellaneous	(69)
Total expenses before reductions	1,224,940
Expense reductions	(7,798)
Total expenses after reductions		1,217,142
Net investment income (loss)		1,253,535
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	570,059
Fidelity Central Funds	(99)
Foreign currency transactions	1,758
Total net realized gain (loss)		571,718
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	19,730,135
Assets and liabilities in foreign currencies	298
Total change in net unrealized appreciation (depreciation)		19,730,433
Net gain (loss)		20,302,151
Net increase (decrease) in net assets resulting from operations		$21,555,686

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	For the period November 5, 2019 (commencement of operations) to April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,253,535	$61,363
Net realized gain (loss)	571,718	(585,484)
Change in net unrealized appreciation (depreciation)	19,730,433	(4,858,894)
Net increase (decrease) in net assets resulting from operations	21,555,686	(5,383,015)
Distributions to shareholders	(96,663)	(9,940)
Share transactions
Proceeds from sales of shares	12,895,542	303,645,984
Reinvestment of distributions	96,640	9,899
Cost of shares redeemed	(25,771,091)	(3,572,847)
Net increase (decrease) in net assets resulting from share transactions	(12,778,909)	300,083,036
Total increase (decrease) in net assets	8,680,114	294,690,081
Net Assets
Beginning of period	294,690,081	–
End of period	$303,370,195	$294,690,081
Other Information
Shares
Sold	1,483,696	32,321,840
Issued in reinvestment of distributions	9,801	970
Redeemed	(2,598,596)	(391,928)
Net increase (decrease)	(1,105,099)	31,930,882

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity U.S. Low Volatility Equity Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$9.23	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.05
Net realized and unrealized gain (loss)	.57	(.79)
Total from investment operations	.61	(.74)
Distributions from net investment income	–C	(.03)
Total distributions	–C	(.03)
Net asset value, end of period	$9.84	$9.23
Total ReturnD,E	6.64%	(7.44)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	2.28%H
Expenses net of fee waivers, if any	.78%H	.95%H
Expenses net of all reductions	.78%H	.95%H
Net investment income (loss)	.80%H	1.46%H
Supplemental Data
Net assets, end of period (000 omitted)	$303,370	$294,690
Portfolio turnover rateI	45%H	101%J,K

 A For the period November 5, 2019 (commencement of operations) to April 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020

1. Organization.

Fidelity U.S. Low Volatility Equity Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, foreign currency transactions and losses deferred due to wash sales and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$26,086,856
Gross unrealized depreciation	(10,339,930)
Net unrealized appreciation (depreciation)	$15,746,926
Tax cost	$287,663,430

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(523,430)
Total capital loss carryforward	$(523,430)

Due to large subscriptions in a prior period, $437,552 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $148,547 per year.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Low Volatility Equity Fund	70,213,940	79,783,307

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity U.S. Low Volatility Equity Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity U.S. Low Volatility Equity Fund	$2,494

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Investing Funds) completed exchange in-kind transactions with the Fund. The Investing Funds delivered investments and cash valued at $289,970,779, in exchange for 30,946,721 shares of the Fund, as presented in the accompanying table. The value of investments delivered from the Investing Funds is included in proceeds from sales of shares in the accompanying Statements of Changes in Net Assets. Each Fund did not recognize gain or loss for federal income tax purposes. Details of the transactions are presented in the accompanying table:

Fund	Value of investments and cash, delivered from Investing Fund	Exchanged number of shares
VIP FundsManager 20% Portfolio	$5,912,068	630,957
VIP FundsManager 50% Portfolio	101,614,757	10,844,691
VIP FundsManager 60% Portfolio	127,748,659	13,633,795
VIP FundsManager 70% Portfolio	38,918,062	4,153,475
VIP FundsManager 85% Portfolio	15,777,233	1,683,803
Total	$289,970,779	30,946,721

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity U.S. Low Volatility Equity Fund	$290

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,788 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $7.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio and VIP FundsManager 70% Portfolio, were the owners of record of approximately 32%, 43% and 13%, respectively, of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 96% of the total outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity U.S. Low Volatility Equity Fund	.78%
Actual		$1,000.00	$1,066.40	$4.06
Hypothetical-C		$1,000.00	$1,021.27	$3.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

USL-SANN-1220
1.9896229.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 18, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 18, 2020